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COMMONFUND INSTITUTIONAL FUNDS
SEMI-ANNUAL REPORT OCTOBER 31, 2002

[COMMONFUND LOGO]

LEARNING TO LIVE WITH VOLATILITY.

[GRAPHIC]

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Letter to Shareholders
COMMONFUND INSTITUTIONAL FUNDS


December 3, 2002

SUBJECT: COMMONFUND INSTITUTIONAL FUNDS--SEMI ANNUAL REPORT

Dear Investor:

I'm happy to enclose Commonfund Institutional Funds Semi Annual Report for the period ending October 31, 2002.

These funds continue to underscore Commonfund's commitment to serving the investment needs of nonprofit organizations such as your own.

A commitment which now enters its 33rd year.

Thank you for your support.

Sincerely,

/s/ Robert L. Bovinette

Robert L. Bovinette
President and Chief Executive Officer

TABLE OF CONTENTS

MANAGEMENT REVIEW                                     3

SCHEDULE OF INVESTMENTS
   CIF Core Equity Fund                              11
   CIF Small Cap Growth Fund                         14
   CIF Small Cap Value Fund                          20
   CIF International Equity Fund                     25
   CIF Core Plus Bond Fund                           30
   CIF Inflation-Indexed Bond Fund                   36
   CIF Low Duration Fund                             37
   CIF Short Duration Fund                           39

STATEMENTS OF ASSETS AND LIABILITIES                 42

STATEMENTS OF OPERATIONS                             44

STATEMENTS OF CHANGES IN NET ASSETS                  46

FINANCIAL HIGHLIGHTS                                 50

NOTES TO FINANCIAL STATEMENTS                        58

DIRECTORS AND OFFICERS                               62

INVESTMENT MANAGERS LIST                             65

CIF CORE EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Advanced Investment Technology, Inc.
              Iridian Asset Management LLC
              John A. Levin & Co., Inc.
              Marsico Capital Management LLC
              SSgA Funds Management, Inc., one of the State Street Global Advisor Companies

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of common stocks of large and medium capitalization U.S. companies.

FUND STRATEGY
The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the Fund. The Fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to track the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of several "satellite" portfolios whose Sub-Advisers apply specific investment strategies, such as growth or value, which may deviate from the benchmark in terms of volatility, capitalization and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes. The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
The CIF Core Equity Fund returned -18.10% for the six months ending October 31, 2002, trailing the S&P 500 Index return of -17.02% by 108 basis points. The market environment for this six-month period was surrounded with uncertainty, be it economic, political or earnings related. With this cloud of uncertainty, the biggest capitalized stocks in the index generally held up better than small/mid cap stocks in the index. Stocks over $50 billion enjoyed an 800 basis point performance advantage over stocks between $1 - $10 billion in market cap. The Fund has been underweight to the mega-cap segment of the market, in favor of the mid cap segment, for the past year, and this underweighting is the primary reason for the Fund's relative underperformance for this time period.

TOTAL RETURN (AS OF 10/31/02)

                                    FISCAL YEAR TO DATE    ONE-YEAR     SINCE INCEPTION (1/2/01)
                                   ---------------------  -----------  -------------------------
CIF Core Equity Fund                -18.10%                -12.84%      -16.31%

S&P 500 Composite Index             -17.02                 -15.09       -18.39

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Core Equity Fund (since inception), and the S&P 500 Composite Index

              CIF CORE EQUITY FUND    S&P 500 COMPOSITE INDEX
  1/2/2001                $ 10,000                   $ 10,000
 4/30/2001                $  9,591                   $  9,500
 7/31/2001                $  9,296                   $  9,239
10/31/2001                $  8,280                   $  8,115
 1/31/2002                $  8,758                   $  8,685
 4/30/2002                $  8,812                   $  8,302
 7/31/2002                $  7,363                   $  7,059
10/31/2002                $  7,217                   $  6,890

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SMALL CAP GROWTH FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Artisan Partners, L.P.
              Constitution Research & Management, Inc.
              SSgA Funds Management, Inc., one of the State Street Global Advisor Companies
              Veredus Asset Management, LLC

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of growth oriented common stocks of smaller capitalization U.S. companies.

FUND STRATEGY
The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund hires Sub-Advisers whose approaches to stock selection are complementary and are designed to add long-term value over the benchmark index. Short-term volatility may be greater than that of the benchmark index. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio is intended to track the Russell 2000 Growth Index in terms of sector, industry and capitalization much more closely than the "satellite" portfolios. The "satellite" portfolios, in turn, are expected to generate greater amounts of longer term "alpha" (i.e., return in excess of that of the benchmark index) than the "core" portfolio, and are therefore expected to deviate more from the benchmark in terms of volatility, capitalization, and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes. The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
The CIF Small Cap Growth Fund returned -30.68% for the six-months ending October 31, 2002, trailing the -28.95% return for the Russell 2000 Growth Index. Financial stocks have been a safe haven within the small cap area of the market during the past six months, with those in the index declining only -10.14%. The Fund averaged an 8% underweight to the financial sector, as it has focused on higher growth areas such as consumer cyclicals, technology and health care. The underweight to financials was the single biggest detractor from performance during this time frame, as the Fund is positioned to take advantage of a market that rewards growth.

The Fund effected two manager changes over the six-month period ending October 31, 2002. CapitalWorks Investment Partners was removed from the Fund and State Street Global Advisors was added to the Fund on October 1, 2002.

TOTAL RETURN (AS OF 10/31/02)

                                    FISCAL YEAR TO DATE    ONE-YEAR     SINCE INCEPTION (1/2/01)
                                   ---------------------  -----------  -------------------------
CIF Small Cap Growth Fund           -30.68%                -28.34%      -26.13%

Russell 2000 Growth Index           -28.95                 -21.56       -23.05

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Small Cap Growth Fund (since inception), and the Russell 2000 Growth Index

               CIF SMALL CAP GROWTH FUND    RUSSELL 2000 GROWTH INDEX
  1/2/2001                      $ 10,000                     $ 10,000
 4/30/2001                      $  9,610                     $  9,517
 7/31/2001                      $  9,390                     $  9,150
10/31/2001                      $  8,010                     $  7,886
 1/31/2002                      $  8,790                     $  8,754
 4/30/2002                      $  8,280                     $  8,706
 7/31/2002                      $  5,980                     $  6,349
10/31/2002                      $  5,740                     $  6,185

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SMALL CAP VALUE FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: High Rock Capital LLC
              Skyline Asset Management, L.P.
              SSgA Funds Management, Inc., one of the State Street Global Advisor Companies

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of value oriented common stocks of smaller capitalization U.S. companies.

FUND STRATEGY
The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund hires Sub-Advisers whose approaches to stock selection are complementary and are designed to add long-term value over the benchmark index. Short-term volatility may be greater than that of the benchmark index. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio is intended to track the Russell 2000 Value Index in terms of sector, industry and capitalization much more closely than the "satellite" portfolios. The "satellite" portfolios, in turn, are expected to generate greater amounts of longer term "alpha" (i.e., return in excess of that of the benchmark index) than the "core" portfolio, and are therefore expected to deviate more from the benchmark in terms of volatility, capitalization, and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes. The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
The CIF Small Cap Value Fund returned -26.31% for the six-months ending October 31, 2002, trailing the -24.46% decline in the Russell 2000 Value Index. Financial stocks were the best performing sector within the index during this period, declining -12.83%. The CIF Small Cap Value Fund has been positioned away from financial stocks, favoring sectors of the market that are just as cheap, but that are expected to experience faster growth in the future, such as consumer cyclicals and technology. The sector weightings largely accounted for the relative underperformance during this period.

The Fund effected three manager changes over the six-month period ending October 31, 2002. Martingale Asset Management, L.P. and NorthPointe Capital LLC were removed from the Fund and State Street Global Advisors was added to the Fund on October 1, 2002.

TOTAL RETURN (AS OF 10/31/02)

                                    FISCAL YEAR TO DATE    ONE-YEAR     SINCE INCEPTION (1/2/01)
                                   ---------------------  -----------  -------------------------
CIF Small Cap Value Fund            -26.31%                -10.07%      -5.44%

Russell 2000 Value Index            -24.46                  -2.52       -1.26

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Small Cap Value Fund (since inception), and the Russell 2000 Value Index

                   CIF SMALL CAP VALUE FUND    RUSSELL 2000 VALUE INDEX
  1/2/2001                         $ 10,000                    $ 10,000
 4/30/2001                         $ 10,751                    $ 10,565
 7/31/2001                         $ 11,140                    $ 11,020
10/31/2001                         $  9,954                    $ 10,024
 1/31/2002                         $ 11,343                    $ 11,554
 4/30/2002                         $ 12,246                    $ 12,935
 7/31/2002                         $  9,878                    $ 10,412
10/31/2002                         $  9,024                    $  9,771

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INTERNATIONAL EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Capital Guardian Trust Company
              Grantham, Mayo, Van Otterloo & Co., LLC
              TT International Investment Management

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of equity securities of non-U.S. issuers.

FUND STRATEGY
The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australasia, Far East) Index, which is the benchmark index for the Fund and includes most developed countries in those regions. The Fund also may invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may use derivative instruments for both hedging and non-hedging purposes. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and a sector allocation process that favors both value and growth stocks. "Satellite" portfolios whose Sub-Advisers apply a more targeted investment strategy, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection will comprise up to 50% of the Fund. The Fund may invest up to 10% of its assets in a passively managed international equity index strategy. The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
The CIF International Equity Fund returned -15.81% for the six-months ending October 31, 2002, outperforming the MSCI EAFE Index, which declined -17.76%. It was a difficult six-month period as most sectors were in double-digit negative territory led by technology and telecom stocks, though the Fund's managers reduced these losses with good stock selection by underweighting the largest declining names. Country positions in the portfolio went in both directions. The United Kingdom and Europe were significant contributors to performance while a near-index weight in Japan erased roughly a third of that performance, as the Fund's exposure to Japan declined -20.28% for the period versus -17.57% for the Japan portion of the index. Overall, currency contributed positively to performance as the U.S. dollar declined 13.61% against the Euro and 8.37% versus the Yen.

TOTAL RETURN (AS OF 10/31/02)

                                    FISCAL YEAR TO DATE    ONE-YEAR     SINCE INCEPTION (1/2/01)
                                   ---------------------  -----------  -------------------------
CIF International Equity Fund       -15.81%                 -8.91%      -17.40%

MSCI EAFE Index                     -17.76                 -13.21       -20.70

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF International Equity Fund (since inception), and the MSCI EAFE Index

              CIF INTERNATIONAL EQUITY FUND    MSCI EAFE INDEX
  1/2/2001                         $ 10,000           $ 10,000
 4/30/2001                         $  9,411           $  9,228
 7/31/2001                         $  8,612           $  8,383
10/31/2001                         $  7,732           $  7,531
 1/31/2002                         $  7,878           $  7,438
 4/30/2002                         $  8,366           $  7,947
 7/31/2002                         $  7,448           $  6,965
10/31/2002                         $  7,043           $  6,537

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DIS TRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF CORE PLUS BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: BlackRock Advisors, Inc.
              Western Asset Management Company

FUND OBJECTIVE
High current income and price appreciation by investing in a diversified portfolio of fixed income securities of varying maturities.

FUND STRATEGY
The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated securities. The Sub-Advisors may invest in certain derivatives and may use certain techniques, such as currency hedging, in order to outperform the broad market. The benchmark for the Fund is the Lehman Brothers Aggregate Bond Index. The Fund will be managed to have a targeted duration within a band of (+/-) 20% around the duration of the benchmark. The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics. The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
The CIF Core Plus Bond Fund returned 3.45% for the six months ended 10/31/02 compared to its benchmark, the Lehman Brothers Aggregate Bond Index that returned 5.91%. These six months encompassed some of the most difficult periods for corporate bond investors in more than a decade. The late June announcement of accounting improprieties by WorldCom, formerly an A-rated credit by both S&P and Moodys, fueled a crisis of confidence and ultimately a crisis of liquidity across the corporate market. A flight-to-quality trade ensued driving the yield on Treasuries sharply lower across the yield curve. Coupled with the corporate scandal, Brazil, once a paragon of stability in emerging markets, came under the increasingly skeptical gaze of global investors as Lula, the labor candidate grew stronger in the presidential race and ultimately won the presidency for the first time. This created fear that a pro-labor, socialist government would abandon fiscal discipline and lead Brazil to default on its sovereign debt. Underneath this overhang was President Bush's renewed focus on Iraq with saber-rattling that drove the price of oil in excess of $30 per barrel and heightened investor risk aversion on a global basis. Against this backdrop, the Fund's credit sensitivity and exposure to emerging markets debt were factors in causing significant underperformance versus the index as spreads on credit widened to near-historical levels. Exposure to the mortgage sector also was a negative for performance as lower interest rates sparked a record wave of refinancings, shortening mortgage duration in the face of falling Treasury yields. The Fund's tactical allocation to TIPS was the only bright spot as real yields fell, with nominal yields creating outsized gains within this investment.

TOTAL RETURN (AS OF 10/31/02)

                                            FISCAL YEAR TO DATE     ONE-YEAR       SINCE INCEPTION (1/2/01)
                                           ----------------------  -------------  -------------------------
CIF Core Plus Bond Fund                        3.45%                  3.72%          7.02%

Lehman Brothers Aggregate Bond Index           5.91                   5.89           9.03

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Core Plus Bond Fund (since inception), and the Lehman Brothers Aggregate Bond Index

              CIF CORE PLUS BOND FUND      LEHMAN BROTHERS AGGREGATE BOND INDEX
  1/2/2001                   $ 10,000                                  $ 10,000
 4/30/2001                   $ 10,133                                  $ 10,260
 7/31/2001                   $ 10,428                                  $ 10,593
10/31/2001                   $ 10,824                                  $ 11,066
 1/31/2002                   $ 10,806                                  $ 10,931
 4/30/2002                   $ 10,946                                  $ 11,064
 7/31/2002                   $ 10,932                                  $ 11,392
10/31/2002                   $ 11,324                                  $ 11,718

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INFLATION-INDEXED BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Adviser: Western Asset Management Company

FUND OBJECTIVE
Maximize real return to the extent consistent with preservation of capital and liquidity by investing in a portfolio of U.S. Treasury Inflation Indexed Securities of varying maturities.

FUND STRATEGY
The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Inflation Indexed Securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in the U.S. Consumer Price Index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index. The Investment Manager allocates the Fund's assets among one or more Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
For the six months ended October 31, 2002, the CIF Inflation-Indexed Bond Fund returned 8.06% compared to the Lehman Brothers U.S. TIPS Index's return of 8.25%. Relative value was lost from yield curve and duration management over the period. The Fund shortened duration to neutral to the benchmark as the real yield on TIPS fell below average historic real yield levels during the early summer months. In managing the duration exposure of the Fund, emphasis was moved from its earlier barbelled yield curve exposure with a slightly longer duration to a bulleted yield curve exposure focusing on the 10-year sector of the yield curve. This provided positive relative performance. As the fears of a double-dip recession mounted later in the summer, real yields continued to decline led by the 5-year sector detracting from performance as the Fund was underweight to this sector.

TOTAL RETURN (AS OF 10/31/02)

                                            FISCAL YEAR TO DATE     ONE-YEAR       SINCE INCEPTION (1/2/01)
                                           ----------------------  -------------  -------------------------
CIF Inflation-Indexed Bond Fund               8.06%                   8.80%          11.15%

Lehman Brothers U.S. TIPS Index               8.25                    9.05           11.34

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Inflation-Indexed Bond Fund (since inception), and the Lehman Brothers U.S. TIPS Index

             CIF INFLATION-INDEXED BOND FUND    LEHMAN BROTHERS U.S. TIPS INDEX
  1/2/2001                          $ 10,000                           $ 10,000
 4/30/2001                          $ 10,527                           $ 10,540
 7/31/2001                          $ 10,731                           $ 10,829
10/31/2001                          $ 10,990                           $ 11,166
 1/31/2002                          $ 10,882                           $ 10,853
 4/30/2002                          $ 11,233                           $ 11,249
 7/31/2002                          $ 11,711                           $ 11,781
10/31/2002                          $ 12,139                           $ 12,177

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF LOW DURATION BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Metropolitan West Asset Management Company
              Seix Investment Advisors

FUND OBJECTIVE
Preservation of capital with higher total return than is generally obtainable from money market instruments by investing in a diversified portfolio of investment grade bonds and other fixed income securities with maturities between one and three years.

FUND STRATEGY
The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund may invest up to 20% of its assets in other fixed income securities, including non-dollar denominated securities and securities rated below investment grade at the time of purchase. The benchmark for the Fund is the Merrill Lynch 1-3 Year Treasury Index. The Fund will maintain an average portfolio duration of between one and three years. The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
For the six months ended 10/31/02, the CIF Low Duration Fund returned 2.47% compared to the Merrill Lynch 1-3 Year Treasury Index's return of 3.92%. The summer represented a classic flight-to-quality environment with Treasuries rallying strongly while corporates, mortgages and asset-backed securities all lagged significantly. The Fund continued to maintain a shorter-than-index duration exposure as fundamentally negative real yields and increased Treasury issuance were expected to push yields higher. The Fund's corporate exposure, including a modest position in WorldCom bonds significantly detracted from performance. Bank and hedge fund activity in the credit default market exacerbated the spread widening in shorter maturity corporates, driving the spreads on large, liquid short-term issues sharply wider. Mortgage exposure was also hurt by record levels of refinancing activity that restricted price gains as mortgages were prepaid at par. Asset-backed securities also felt pressure as heavy supply was coupled with a perceived weaker consumer and Conseco's difficulties in the manufactured housing sector. In the end, nothing could keep pace with the two-year Treasury Note which gained over 3.5% in price during this period.

TOTAL RETURN (AS OF 10/31/02)

                                            FISCAL YEAR TO DATE     ONE-YEAR       SINCE INCEPTION (1/2/01)
                                           ----------------------  -------------  -------------------------
CIF Low Duration Bond Fund                    2.47%                   3.55%          6.12%

Merrill Lynch 1-3 Year Treasury Index         3.92                    4.90           7.31

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Low Duration Bond Fund (since inception), and the Merrill Lynch 1-3 Year Treasury Index

              CIF LOW DURATION BOND FUND   MERRILL LYNCH 1-3 YEAR TREASURY INDEX
  1/2/2001                      $ 10,000                                $ 10,000
 4/30/2001                      $ 10,293                                $ 10,303
 7/31/2001                      $ 10,511                                $ 10,512
10/31/2001                      $ 10,757                                $ 10,849
 1/31/2002                      $ 10,798                                $ 10,851
 4/30/2002                      $ 10,882                                $ 10,951
 7/31/2002                      $ 11,045                                $ 11,223
10/31/2002                      $ 11,151                                $ 11,379

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SHORT DURATION FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Wellington Management Company, LLP
              Western Asset Management Company

FUND OBJECTIVE
Current interest income with some price appreciation, each consistent with liquidity and safety of principal by investing in a portfolio of U.S. Government securities and other high quality debt securities.

FUND STRATEGY
The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury Bills. The Fund seeks to minimize fluctuations in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The Fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities. The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager.

ANALYSIS
The CIF Short Duration Fund has returned 1.04% compared to 0.93% for the benchmark Merrill Lynch 3-Month Treasury Bill Index for the six months ending 10/31/02. Corporate malfeasance, fears of a double dip recession and tensions with Iraq drove yields sharply lower and spreads wider during this period. The Fund's focus on high quality asset-backed and mortgage-backed securities in the cash equivalent space added yield to help offset modest spread widening. The Fund's exposure to longer dated securities, particularly agency debentures and fixed rate asset-backed securities, was able to add incremental value through price appreciation. The Fund generally avoided the high profile investment grade defaults that caused so much damage during the summer months.

TOTAL RETURN (AS OF 10/31/02)

                                                  FISCAL YEAR TO DATE     ONE-YEAR     SINCE INCEPTION (5/1/00)
                                                 ----------------------  -----------  -------------------------
CIF Short Duration Fund                             1.04%                   2.05%        4.59%

Merrill Lynch 3-Month U.S. Treasury Bill Index      0.93                    1.92         4.08

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Short Duration Fund (since inception), and the Merrill Lynch 3-Month U.S. Treasury Bill Index

                                       MERRILL LYNCH 3-MONTH
              CIF SHORT DURATION FUND  U.S. TREASURY BILL INDEX
  5/1/2000                   $ 10,000                  $ 10,000
 7/31/2000                   $ 10,164                  $ 10,150
10/31/2000                   $ 10,328                  $ 10,310
 1/31/2001                   $ 10,533                  $ 10,492
 4/30/2001                   $ 10,695                  $ 10,627
 7/31/2001                   $ 10,820                  $ 10,735
10/31/2001                   $ 10,961                  $ 10,845
 1/31/2002                   $ 11,018                  $ 10,902
 4/30/2002                   $ 11,071                  $ 10,950
 7/31/2002                   $ 11,139                  $ 11,003
10/31/2002                   $ 11,186                  $ 11,053

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE EQUITY FUND

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK 95.48%
                       BASIC INDUSTRIES 2.27%
              2,800    ALCOA INC                                             $        61,768
             11,500    BALL CORP                                                     556,945
                800    BOWATER INC                                                    27,112
              7,400    COOPER INDS INC CL A                                          233,026
             13,500    DOW CHEMICAL CO                                               350,865
              8,000    E I DU PONT DE NEMOURS & CO                                   330,000
              7,700    EASTMAN CHEMICAL CO                                           279,818
             11,900    FREEPORT MCMORAN COPPER & GOLD INC CL B*                      145,180
             16,400    GEORGIA PACIFIC TIMBER GROUP                                  200,080
              6,100    GOODRICH CO                                                    92,110
              1,294    JACOBS ENGINEERING GROUP INC*                                  39,195
              2,900    LUBRIZOL CORP                                                  84,100
              4,400    LYONDELL CHEMICAL CO                                           55,000
                300    MOHAWK INDS INC*                                               16,065
             11,900    NEWELL RUBBERMAID INC                                         385,798
              2,000    NUCOR CORP                                                     84,280
              2,700    POTLATCH CORP                                                  70,578
              1,700    PPG INDS INC                                                   79,951
              4,200    PRAXAIR INC                                                   228,900
              3,500    SEALED AIR CORP*                                               53,620
                                                                             ---------------
                       TOTAL BASIC INDUSTRIES                                $     3,374,391

                       CAPITAL GOODS 8.30%
              5,600    AMERICAN STD COS INC*                                 $       373,520
                100    APPLERA CORP - APPLIED BOISYSTEMS GROUP                         2,023
              7,200    BOEING CO                                                     214,200
              3,700    DANAHER CORP                                                  214,045
             19,686    DEERE & CO                                                    913,234
              4,600    DOVER CORP                                                    115,368
              1,600    FLUOR CORP                                                     37,840
             11,598    GENERAL DYNAMICS CORP                                         917,750
            153,200    GENERAL ELECTRIC CO                                         3,868,300
             11,200    HONEYWELL INTL INC                                            268,128
              4,000    INGERSOLL-RAND CO                                             156,000
              1,600    JOHNSON CONTROLS INC                                          124,800
             32,400    KONINKLIJKE PHILIPS ELECTRS NV SPON ADR                       573,480
             22,970    LOCKHEED MARTIN CORP                                        1,329,963
              3,900    MASCO CORP                                                     80,184
              7,000    MILLIPORE CORP                                                238,070
              1,243    NORTHROP GRUMMAN CORP                                         128,191
              9,000    PACKAGING CORP OF AMERICA*                                    156,420
              1,600    PARKER HANNIFIN CORP                                           69,808
             11,700    SMURFIT-STONE CONTAINER CORP*                                 152,217
                600    SPX CORP*                                                      25,206
              4,200    STANLEY WORKS                                                 135,954
              7,200    TEXTRON INC                                                   295,200
             44,100    THERMO ELECTRON CORP*                                         810,999
              2,000    TRW INC                                                       106,600
             70,500    TYCO INTL LTD                                               1,019,430
              1,600    VISHAY INTERTECHNOLOGY INC*                                    16,480
                                                                             ---------------
                       TOTAL CAPITAL GOODS                                   $    12,343,410

                       CONSUMER DURABLES 4.56%
             15,100    BAYERISCHE MOTOREN WERKE AG                           $       539,075
             17,400    BLACK & DECKER CORP                                           813,624
             10,242    D R HORTON INC                                                197,363
             71,700    FORD MOTOR CO                                                 606,582
             14,700    GENERAL MOTORS CORP                                           488,775
              6,000    GOODYEAR TIRE & RUBBER CO                                      42,600
              6,376    HARLEY DAVIDSON INC                                           333,465
             40,600    HOME DEPOT INC                                              1,172,528
              9,000    INGRAM MICRO INC CL A*                                        128,970
                300    KB HOME                                                        14,160
              2,600    LEAR CORP*                                                     95,030
             10,818    LENNAR CORP                                                   596,829
              1,600    LEXMARK INTL INC*                                              95,072
                300    LIN TV CORP CL A*                                               6,189
             22,648    LOWES CO INC                                                  945,101
              6,832    MDC HLDGS INC                                                 256,473
              2,300    PENTAIR INC                                                    75,992
              6,800    PITNEY BOWES INC                                      $       228,140
              3,200    WHIRLPOOL CORP                                                149,152
                                                                             ---------------
                       TOTAL CONSUMER DURABLES                               $     6,785,120

                       CONSUMER NON-DURABLES 8.60%
              1,300    ADOLPH COORS CO CL B                                  $        89,024
             12,868    ANHEUSER BUSCH COS INC                                        678,916
             32,300    ARCHER DANIELS MIDLAND CO                                     439,926
              2,200    AVON PRODUCTS INC                                             106,678
             10,100    CAMPBELL SOUP CO                                              212,908
                100    CLOROX CO                                                       4,493
             14,100    COCA COLA CO                                                  655,368
             16,060    COLGATE PALMOLIVE CO                                          882,979
              7,000    CONSTELLATION BRANDS INC*                                     177,310
              8,500    CROWN CORK & SEAL INC*                                         54,400
              8,400    DEAN FOODS CO*                                                314,916
                200    DOLE FOOD INC                                                   5,876
             18,800    H J HEINZ CO                                                  604,608
                600    HERSHEY FOODS CORP                                             39,042
              4,200    INTL GAME TECHNOLOGY*                                         315,882
              4,600    JONES APPAREL GROUP INC*                                      159,344
              8,100    KIMBERLY CLARK CORP                                           417,150
              3,300    LIZ CLAIBORNE INC                                              98,076
             16,300    MATTEL INC                                                    299,268
             31,054    MONSANTO CO                                                   513,323
                400    NIKE INC CL B                                                  18,876
              2,600    PEPSI BOTTLING GROUP INC                                       70,070
             50,979    PEPSICO INC                                                 2,248,174
             17,300    PHILIP MORRIS COS INC                                         704,975
             29,384    PROCTER & GAMBLE CO                                         2,599,015
              2,900    REEBOK INTL LTD*                                               81,925
             20,300    SARA LEE CORP                                                 463,449
             10,000    SHERWIN WILLIAMS CO                                           273,500
              5,000    TYSON FOODS INC CL A                                           55,350
              5,000    UST INC                                                       152,950
              3,100    VIAD CORP                                                      60,202
                                                                             ---------------
                       TOTAL CONSUMER NON-DURABLES                           $    12,797,973

                       CONSUMER SERVICES 12.67%
             41,700    ACCENTURE LTD*                                        $       703,896
                600    ADVANCE AUTO PARTS INC*                                        32,130
             47,250    AOL TIME WARNER INC*                                          696,937
              2,700    AUTOZONE INC*                                                 231,579
                700    BARNES & NOBLE INC*                                            14,770
             62,000    BEARINGPOINT INC*                                             483,600
              6,700    BECTON DICKINSON & CO                                         197,717
             11,676    BED BATH & BEYOND INC*                                        414,031
                700    BEST BUY CO INC*                                               14,427
              1,700    BORDERS GROUP INC*                                             29,291
              3,400    BRUNSWICK CORP                                                 69,972
             10,700    CARNIVAL CORP                                                 279,484
                800    CDW COMPUTER CENTERS INC*                                      42,416
             37,800    CENDANT CORP*                                                 434,700
              5,900    CIRCUIT CITY STORES-CIRCUIT CITY GROUP                         58,469
             13,578    CLEAR CHANNEL COMMUNICATIONS INC*                             503,065
                300    COX COMMUNICATIONS INC CL A*                                    8,220
              1,200    COX RADIO INC CL A*                                            28,488
             14,700    DARDEN RESTAURANTS INC                                        279,006
              2,000    DIAL CORP                                                      42,520
              8,700    DILLARDS INC CL A                                             143,463
              4,700    DOLLAR GENERAL CORP                                            65,612
             15,200    DONNELLEY R R & SONS CO                                       304,760
             10,500    DUN & BRADSTREET CORP*                                        383,775
             16,100    EASTMAN KODAK CO                                              530,495
                400    FAIR ISAAC & CO INC                                            15,388
             10,900    FEDERATED DEPT STORES INC*                                    334,630
              2,300    FORTUNE BRANDS INC                                            115,138
             12,000    FOUR SEASONS HOTELS INC                                       394,200
              3,000    GANNETT CO INC                                                227,790
              4,800    H&R BLOCK INC                                                 213,024
              7,000    HARRAHS ENTMT INC*                                            294,000
                300    HEARST ARGYLE TELEVISION INC*                                   7,467

                                       11

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
              1,300    JC PENNEY CO INC                                      $        24,765
              2,000    KOHL'S CORP*                                                  116,900
              2,300    LTD BRANDS                                                     36,041
             14,600    MANDALAY RESORT GROUP*                                        413,034
             27,300    MCDONALDS CORP                                                494,403
                400    MCGRAW HILL COS INC                                            25,800
             12,438    MGM MIRAGE*                                                   386,822
                400    MSC INDL DIRECT CO CL A*                                        5,184
              2,900    OFFICE DEPOT INC*                                              41,731
              6,400    PANAMSAT CORP*                                                124,800
              5,900    RADIO SHACK CORP*                                             123,310
              1,500    ROSS STORES INC                                                62,775
                700    SEARS ROEBUCK & CO                                             18,382
              1,800    STAPLES INC*                                                   27,900
              7,626    STARBUCKS CORP*                                               181,117
              8,600    SUPERVALUE INC                                                144,480
             23,143    TIFFANY & CO                                                  605,884
             15,200    TJX COS INC                                                   311,904
             11,000    TRIBUNE CO                                                    528,550
              3,700    VALASSIS COMMUNICATIONS INC*                                   95,460
             44,222    VIACOM INC*                                                 1,972,743
              3,000    WALGREEN CO                                                   101,250
             66,882    WAL-MART STORES INC                                         3,581,531
             36,800    WALT DISNEY CO                                                614,560
             11,500    WASTE MGMT INC                                                264,730
              3,000    WHOLE FOODS MARKET INC*                                       139,962
              2,700    WINN DIXIE STORES INC                                          40,554
             30,790    WYNN RESORTS LTD*                                             388,262
             16,600    YUM! BRANDS INC*                                              373,998
                                                                             ---------------
                       TOTAL CONSUMER SERVICES                               $    18,841,292

                       ENERGY 5.26%
                400    ALLIANT ENERGY CORP                                   $         6,408
              3,300    ANADARKO PETROLEUM CORP                                       146,982
              4,900    APACHE CORP                                                   264,894
                500    ASHLAND INC                                                    13,125
                900    BJ SERVICES CO*                                                27,297
             24,700    BURLINGTON RES INC                                          1,017,640
              2,200    CENTERPOINT ENERGY INC                                         15,576
             11,849    CHEVRONTEXACO CORP                                            801,348
              5,612    CONOCOPHILLIPS                                                272,182
             40,900    CONSTELLATION ENERGY GROUP INC                              1,046,222
             51,550    EL PASO CORP                                                  399,512
              2,100    ENSCO INTL INC                                                 56,784
             84,000    EXXON MOBIL CORP                                            2,827,440
             11,000    HALLIBURTON CO                                                177,980
              2,600    MARATHON OIL CORP                                              54,340
              3,700    OCCIDENTAL PETROLEUM CORP                                     105,561
                600    SUNOCO INC                                                     17,988
             16,500    UNOCAL CORP                                                   456,060
             64,500    WILLIAMS COS INC                                              121,260
                                                                             ---------------
                       TOTAL ENERGY                                          $     7,828,599

                       FINANCIAL SERVICES 18.62%
              3,100    AETNA INC                                             $       124,930
              7,400    AFLAC INC                                                     225,256
              1,400    AG EDWARDS INC                                                 46,060
              8,100    ALLSTATE CORP                                                 322,218
              2,300    AMBAC FINANCIAL GROUP INC                                     142,140
             34,600    AMERICAN EXPRESS CO                                         1,258,402
             23,021    AMERICAN INTL GROUP INC                                     1,439,964
              8,700    AMSOUTH BANCORP                                               170,520
             54,700    AON CORP                                                    1,002,651
             30,000    BANK OF AMERICA CORP                                        2,094,000
             21,500    BANK OF NEW YORK INC                                          559,000
             22,100    BANK ONE CORP                                                 852,397
              2,300    BEAR STEARNS COS INC                                          140,415
              5,600    CAPITAL ONE FINL CORP                                         170,632
              7,500    CHARLES SCHWAB CORP                                            68,850
              3,625    CHARTER ONE FINL INC                                          109,765
              2,346    CHUBB CORP                                                    132,338
             15,400    CIGNA CORP                                                    556,556
             34,000    CIT GROUP INC*                                        $       605,540
             78,592    CITIGROUP INC                                               2,903,974
                500    COMERICA INC                                                   21,830
             14,200    EQUIFAX INC                                                   334,552
             19,748    FANNIE MAE                                                  1,320,351
              2,400    FIDELITY NATIONAL FINL INC                                     72,480
                700    FIRST TENNESSEE NATL CORP                                      25,956
             48,400    FLEETBOSTON FINL CORP                                       1,132,076
              2,600    FRANKLIN RESOURCES INC                                         85,774
              3,000    FREDDIE MAC                                                   184,740
                800    GOLDEN ST BANCORP INC                                          29,432
                100    GOLDMAN SACHS GROUP INC                                         7,160
              1,400    GREENPOINT FINL CORP                                           60,998
              5,300    HARTFORD FINL SVCS GROUP INC                                  209,350
                700    HIBERNIA CORP CL A                                             13,797
              1,800    HOUSEHOLD INTL INC                                             42,768
                150    JEFFERSON PILOT CORP                                            6,022
             12,900    JOHN HANCOCK FINL SVCS INC                                    377,970
             24,590    JP MORGAN CHASE & CO INC                                      510,242
                300    KEYCORP                                                         7,329
             12,534    LEHMAN BROTHERS HOLDINGS INC                                  667,686
              5,900    LINCOLN NATL CORP                                             180,009
              9,150    MASSBANK CORP                                                 279,075
              8,900    MBNA CORP                                                     180,759
              3,700    MELLON FINL CORP                                              104,673
              6,900    MERRILL LYNCH & CO INC                                        261,855
              1,800    MGIC INVESTMENT CORP                                           75,528
              1,900    MORGAN STANLEY DEAN WITTER & CO                                73,948
                200    NATIONAL CITY CORP                                              5,426
              1,600    NEUBERGER BERMAN INC                                           46,976
              5,000    NORTH FORK BANCORP INC                                        192,300
              2,300    PMI GROUP INC                                                  68,540
              8,700    PNC FINL SVCS GROUP INC                                       353,742
              1,200    POPULAR INC                                                    38,868
              3,900    PROGRESSIVE CORP                                              214,500
              2,100    PROVIDENT FINL GROUP INC                                       54,579
              6,200    PRUDENTIAL FINL INC*                                          181,040
             16,448    SLM CORP                                                    1,689,867
              6,800    ST PAUL COS INC                                               223,040
                200    TORCHMARK CORP                                                  7,160
             52,500    UNUMPROVIDENT CORP                                          1,077,300
             65,758    US BANCORP                                                  1,386,836
             14,300    WACHOVIA CORP                                                 497,497
             16,600    WASHINGTON MUTUAL INC                                         593,616
             27,178    WELLS FARGO & CO                                            1,371,674
              6,600    XL CAPITAL LTD CL A                                           502,590
                                                                             ---------------
                       TOTAL FINANCIAL SERVICES                              $    27,697,519

                       HEALTH CARE 14.64%
              3,600    ABBOTT LABS                                           $       150,732
                700    AMERISOURCEBERGEN CORP                                         49,805
             37,180    AMGEN INC*                                                  1,731,101
                100    ANTHEM INC*                                                     6,300
              2,100    BARR LABS INC*                                                123,543
              1,200    BAXTER INTL INC                                                30,024
              9,500    BIOGEN INC*                                                   348,555
              7,400    BOSTON SCIENTIFIC CORP*                                       278,462
             58,100    BRISTOL MYERS SQUIBB CO                                     1,429,841
              1,300    CARDINAL HEALTH INC                                            89,973
              8,000    CELGENE CORP*                                                 177,200
              3,900    CEPHALON INC*                                                 195,936
                400    CHARLES RIVER LABS INTL INC*                                   14,700
              1,700    CHIRON CORP*                                                   67,150
              5,300    CR BARD INC                                                   296,429
             17,500    ELI LILLY & CO                                                971,250
              2,615    FOREST LABS INC CL A*                                         256,244
              6,700    GENZYME CORP-GENL DIVISION*                                   186,595
             11,500    GUIDANT CORP*                                                 340,055
              6,200    HCA INC                                                       269,638
              8,900    ICN PHARMACEUTICALS INC                                        74,315
              8,664    IDEC PHARMACEUTICALS CORP*                                    398,717
              5,400    INVITROGEN CORP*                                              150,228

                                       12

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
             50,954    JOHNSON & JOHNSON                                     $     2,993,547
              5,000    LABORATORY CORP OF AMERICA HLDGS*                             120,500
             18,100    MANOR CARE INC*                                               357,837
              1,500    MCKESSON CORP                                                  44,715
             11,300    MEDTRONIC INC                                                 506,240
             18,000    MERCK & CO INC                                                976,320
              5,100    MYLAN LABS INC                                                160,497
             10,074    OXFORD HEALTH PLANS INC*                                      358,231
             91,300    PFIZER INC                                                  2,900,601
             26,600    PHARMACIA CORP                                              1,143,800
             14,394    QUEST DIAGNOSTICS INC*                                        918,769
             11,200    QUINTILES TRANSNATIONAL CORP*                                 120,400
             10,200    SCHERING PLOUGH CORP                                          217,770
              2,200    ST JUDE MED INC*                                               78,342
             19,500    TENET HEALTHCARE CORP*                                        560,625
             16,868    UNITED HEALTH GROUP INC                                     1,534,145
              5,619    VIASYS HEALTHCARE INC*                                         90,354
              2,900    WATSON PHARMACEUTICALS INC*                                    79,721
              4,200    WELLPOINT HEALTH NETWORK INC*                                 315,882
              2,700    WYETH                                                          90,450
             13,870    ZIMMER HOLDINGS INC*                                          571,721
                                                                             ---------------
                       TOTAL HEALTH CARE                                     $    21,777,260

                       TECHNOLOGY 15.97%
              3,200    3M CO                                                 $       406,208
              1,900    ACTIVISION INC*                                                38,950
              6,100    AGILENT TECHNOLOGIES INC*                                      83,875
              8,358    ALLIANT TECHSYSTEMS INC*                                      502,734
             19,900    APPLIED MATERIALS INC*                                        299,097
             44,100    AT&T CORP                                                     575,064
              7,700    AUTOMATIC DATA PROCESSING INC                                 327,481
              2,100    BMC SOFTWARE INC*                                              33,474
              1,000    CADENCE DESIGN SYS INC*                                        10,130
            127,600    CISCO SYS INC*                                              1,426,568
              1,900    COMCAST CORP CL A*                                             43,719
              6,500    COMPUTER ASSOC INTL INC                                        96,590
              7,700    COMPUTER SCIENCES CORP*                                       248,633
             35,052    DELL COMPUTER CORP*                                         1,002,838
                400    DST SYS INC*                                                   12,300
              2,400    EBAY INC*                                                     151,824
              1,600    ECHOSTAR COMMUNICATIONS CORP CL A*                             32,624
              7,756    ELECTRONIC ARTS INC*                                          505,071
             11,200    EMC CORP*                                                      57,232
             10,400    FIRST DATA CORP                                               363,376
              1,100    FISERV INC*                                                    34,364
              4,000    GENERAL MOTORS CORP CL H*                                      39,400
             55,401    HEWLETT PACKARD CO                                            875,336
             21,200    IBM CORP                                                    1,673,528
             85,260    INTEL CORP                                                  1,474,998
              1,300    INTUIT INC*                                                    67,496
              1,700    KLA TENCOR CORP*                                               60,537
              2,474    L 3 COMMUNICATIONS HLDGS INC*                                 116,278
              1,500    LAM RESEARCH CORP*                                             18,885
              1,200    LINEAR TECHNOLOGY CORP                                         33,168
              3,300    MICROCHIP TECHNOLOGY INC*                                      80,520
             82,715    MICROSOFT CORP*                                             4,422,771
             24,000    MOTOROLA INC                                                  220,080
              2,800    NATIONAL SEMICONDUCTOR CORP*                                   37,184
             35,676    NEXTEL COMMUNICATIONS INC CL A*                               402,425
             24,525    NOKIA OYJ SPON ADR                                            407,605
             84,800    ORACLE CORP*                                                  869,200
              1,000    QLOGIC CORP*                                                   34,810
             23,450    QUALCOMM INC*                                                 809,494
             27,200    RAYTHEON CO                                                   802,400
              1,100    SCIENTIFIC ATLANTA INC                                         13,431
              1,500    SPRINT CORP (FON GROUP)                                        18,630
             41,400    SPRINT CORP (PCS GROUP)*                                      144,072
             14,500    STORAGE TECHNOLOGY CORP*                                      256,360
              1,300    SUNGARD DATA SYS INC*                                          28,821
              1,500    SYMANTEC CORP*                                                 60,000
             30,600    TEXAS INSTRUMENTS INC                                         485,316
              3,000    TOTAL SYSTEM SERVICES INC                                      40,710
              8,600    UNITED STATES CELLULAR CORP*                          $       237,360
             16,900    UNITED TECHNOLOGIES CORP                                    1,042,223
             55,000    VERIZON COMMUNICATIONS INC                                  2,076,800
             65,400    XEROX CORP*                                                   434,256
              5,900    XILINX INC*                                                   112,041
              6,800    YAHOO! INC*                                                   101,456
                                                                             ---------------
                       TOTAL TECHNOLOGY                                      $    23,749,743

                       TRANSPORTATION 1.65%
             13,700    BURLINGTON NORTH SANTA FE CORP                        $       352,501
              8,800    CNF INC                                                       283,272
             23,900    CSX CORP                                                      659,640
             10,451    FEDEX CORP                                                    555,889
              2,000    NORFOLK SOUTHERN CORP                                          40,400
              8,232    RYANAIR HOLDINGS PLC SPON ADR*                                306,313
              3,563    RYDER SYS INC                                                  81,771
              2,900    UNITED PARCEL SVC INC CL B                                    174,029
                                                                             ---------------
                       TOTAL TRANSPORTATION                                  $     2,453,815

                       UTILITIES 2.94%
              2,600    ALLEGHENY ENERGY INC                                  $        14,820
              3,400    ALLETE INC                                                     72,828
              5,000    ALLTEL CORP                                                   248,550
                500    AMERICAN WATER WORKS INC                                       22,390
             36,400    BELLSOUTH CORP                                                951,860
              2,500    DPL INC                                                        34,500
              6,600    DUKE ENERGY CORP                                              135,234
              2,100    EDISON INTL*                                                   21,105
              6,200    ENTERGY CORP                                                  273,358
             15,900    EXELON CORP                                                   801,360
              4,797    FIRSTENERGY CORP                                              155,663
              4,000    KEYSPAN CORP                                                  146,120
              9,100    MIRANT CORP*                                                   19,474
                400    NISOURCE INC                                                    6,608
              2,400    PG&E CORP*                                                     26,040
              1,600    PINNACLE WEST CAP CORP                                         45,600
              1,100    PPL CORP                                                       38,071
              1,600    PUBLIC SERVICE ENTERPRISE GROUP INC                            45,840
             58,800    RELIANT RESOURCES INC*                                        110,544
             47,100    SBC COMMUNICATIONS INC                                      1,208,586
                                                                             ---------------
                       TOTAL UTILITIES                                       $     4,378,551

                                                                             ---------------
TOTAL COMMON STOCK (COST $162,542,806)                                       $   142,027,673

PREFERRED STOCK 0.31%

                       CONSUMER DURABLES 0.31%
                972    PORSCHE AG PFD                                        $       466,366
                                                                             ---------------
                       TOTAL CONSUMER DURABLES                               $       466,366

                                                                             ---------------
TOTAL PREFERRED STOCK (COST $441,210)                                        $       466,366

CONVERTIBLE PREFERRED 0.02%

                       ENERGY 0.02%
              1,500    SEMPRA ENERGY INC CV PFD                              $        33,210
                                                                             ---------------
                       TOTAL ENERGY                                          $        33,210

                                                                             ---------------
TOTAL CONVERTIBLE PREFERRED (COST $30,214)                                   $        33,210

                                                                             ---------------
TOTAL INVESTMENTS AT VALUE 95.81% (COST $163,014,230)                            142,527,249

                                                                             ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 4.19%                                        6,232,532

                                                                             ---------------
NET ASSETS 100.00%                                                           $   148,759,781

See accompanying notes to these financial statements.

SPON ADR Sponsored American Depositary Receipt

* Non-income producing security

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SMALL CAP GROWTH FUND

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK 96.29%
                       BASIC INDUSTRIES 2.52%
                200    ARCH COAL INC                                         $         3,472
              1,300    BE AEROSPACE INC*                                               3,978
              1,000    BIO-RAD LABORATORIES INC CL A*                                 42,610
             13,400    BROOKS-PRI AUTOMATION INC*                                    204,886
              1,200    BWAY CORP*                                                     23,040
                300    CLARCOR INC                                                     9,273
              1,000    COORSTEK INC*                                                  14,900
              1,000    ENCORE WIRE CORP*                                               8,700
              2,500    ENTEGRIS INC*                                                  21,525
              3,800    FERRO CORP                                                     92,986
              1,500    GEORGIA GULF CORP                                              32,625
              2,700    GLATFELTER CO                                                  32,562
                400    GORMAN-RUPP CO                                                  9,920
                900    GRANITE CONSTRUCTION INC                                       14,418
              2,900    HECLA MINING CO*                                               10,498
             15,900    INSIGHT ENTERPRISES INC*                                      121,476
              7,900    JACOBS ENGINEERING GROUP INC*                                 239,291
                400    MAVERICK TUBE CORP*                                             5,100
                900    NATCO GROUP INC CL A*                                           5,463
                100    NN INC                                                            968
                200    OLIN CORP                                                       3,252
              2,800    PENFORD CORP                                                   40,824
              6,400    PIONEER NAT RES CO*                                           159,168
                700    ROYAL GOLD INC                                                 12,390
                700    SCHWEITZER-MAUDUIT INTL INC                                    17,353
                400    SIMPSON MANUFACTURING CO INC*                                  14,120
              4,500    SPARTECH CORP                                                  82,125
              2,600    ST JOE CO                                                      75,868
              1,700    STEEL DYNAMICS INC*                                            22,151
                300    SURMODICS INC*                                                 10,266
              1,400    SYMYX TECHNOLOGIES INC*                                        16,114
              1,100    VEECO INSTRUMENTS INC*                                         13,178
              2,000    WAUSAU-MOSINEE PAPER CORP                                      19,100
                                                                             ---------------
                       TOTAL BASIC INDUSTRIES                                $     1,383,600

                       CAPITAL GOODS 9.26%
              1,700    ACTEL CORP*                                           $        27,523
              1,300    ACUITY BRANDS INC                                              15,587
             26,200    ACXIOM CORP*                                                  330,120
              2,500    ADVANCED POWER TECHNOLOGY INC*                                  5,800
              6,900    AGCO CORP*                                                    175,260
              1,500    ALBANY INTL CORP CL A                                          31,785
              2,000    AMETEK INC                                                     70,580
              1,000    ASYST TECHNOLOGIES INC*                                         6,000
                300    ATMI INC*                                                       5,517
                600    BALDOR ELECTRIC CO                                             11,286
              3,200    BARNES GROUP INC                                               68,160
              1,300    BEL FUSE INC CL B                                              24,686
              2,300    BENCHMARK ELECTRONICS INC*                                     51,198
              1,900    BRIGGS & STRATTON CORP                                         73,055
                700    CARLISLE COS INC                                               26,089
             21,900    COGNEX CORP*                                                  415,224
                100    CUNO INC*                                                       3,108
             13,100    CYMER INC*                                                    329,072
             25,600    DOCUMENTUM INC*                                               374,016
             11,800    DSP GROUP INC*                                                168,752
              1,200    ELECTRO SCIENTIFIC INDS INC*                                   22,416
                800    EMCOR GROUP INC*                                               38,888
              2,100    ESCO TECHNOLOGIES INC*                                         76,440
              7,100    FLIR SYS INC*                                                 336,043
                100    FRANKLIN ELECTRIC CO INC                                        4,396
              1,300    GENESIS MICROCHIP INC*                                         15,236
                800    GLOBAL POWER EQUIPMENT GROUP INC*                               3,280
                100    HERLEY INDS INC*                                                1,627
              8,900    HYDRIL CO*                                                    240,745
              8,000    INTERMAGNETICS GENERAL CORP*                                  152,640
              1,300    ITRON INC*                                                     28,197
                900    KAYDON CORP                                                    17,973
              1,500    LINCOLN ELECTRIC HLDGS INC                                     35,310
              7,200    MANITOWAC INC                                         $       169,848
              9,100    MANUFACTURERS SVCS LTD*                                        38,948
                200    MATTHEWS INTL CORP CL A                                         4,670
              1,500    MEDIS TECHNOLOGIES LTD*                                         9,030
                400    MEMC ELECTRONICS MATERIALS INC*                                 2,800
                100    MERIX CORP*                                                       901
              1,000    NORDSON CORP                                                   25,910
                400    PARK ELECTROCHEMICAL CORP                                       7,220
                300    PHOTON DYNAMICS INC*                                            6,438
             15,500    PLEXUS CORP*                                                  166,315
                700    POWER-ONE INC*                                                  3,767
              1,400    REMEC INC*                                                      4,508
              1,100    RESEARCH FRONTIERS INC*                                        10,967
              1,500    ROGERS CORP*                                                   37,470
              1,400    ROPER INDS INC                                                 54,040
             13,600    SKYWORKS SOLUTIONS INC*                                        96,560
              6,300    SOMERA COMMUNICATIONS INC*                                     12,600
             17,600    STERICYCLE INC*                                               586,080
                100    STURM RUGER & CO INC                                            1,099
             11,100    TECHNITROL INC                                                162,393
              1,100    THOMAS & BETTS CORP*                                           18,216
                100    TREX CO INC*                                                    2,850
              3,100    TRIMBLE NAVIGATION LTD*                                        40,607
              1,200    VARIAN INC*                                                    35,292
              1,600    VICOR CORP*                                                    10,640
              1,600    WABTEC CORP                                                    22,784
              5,500    WASTE CONNECTIONS INC*                                        201,190
              5,300    WILSON GREATBATCH TECHNOLOGIES INC*                           148,241
                500    WOODWARD GOVERNOR CO                                           19,015
                                                                             ---------------
                       TOTAL CAPITAL GOODS                                   $     5,086,408

                       CONSUMER DURABLES 11.26%
                200    ACME COMMUNICATIONS INC*                              $         1,524
             11,000    ACTION PERFORMANCE COS INC                                    227,040
              2,300    AIRTRAN HLDGS INC*                                              8,740
             18,000    AMERICAN AXLE & MANUFACTURING HLDGS INC*                      426,600
              1,800    BEASLEY BROADCAST GROUP INC CL A*                              22,950
              7,400    BEAZER HOMES USA INC*                                         486,402
              5,000    BOYD GAMING CORP*                                              55,300
                900    CABOT MICROELECTRONICS CORP*                                   40,851
             14,600    D R HORTON INC                                                281,342
              4,900    DATASTREAM SYS INC*                                            28,175
              2,300    DOMINION HOMES INC*                                            35,535
             38,900    DOUBLECLICK INC*                                              272,300
                700    GK SERVICES INC CL A                                           22,485
                300    GROUP 1 AUTOMOTIVE INC*                                         6,342
             13,100    HOVNANIAN ENTERPRISES INC CL A*                               495,442
              4,000    HUGHES SUPPLY INC                                             136,600
             12,000    INFORMATION HLDGS INC*                                        181,200
              3,200    INTER-TEL INC                                                  86,496
             12,100    KB HOME                                                       571,120
                300    KRONOS INC*                                                    10,680
              9,500    LA-Z-BOY INC                                                  226,100
             11,800    LIN TV CORP CL A*                                             243,434
                800    MANHATTAN ASSOCS INC*                                          17,984
              4,800    MAPICS INC*                                                    25,632
              2,100    MARVEL ENTERPRISES INC*                                        16,905
              8,400    MDC HLDGS INC                                                 315,336
              5,900    NOBLE INTL LTD                                                 49,560
                600    OSHKOSH TRUCK CORP                                             34,170
              2,700    PC CONNECTION INC*                                             15,660
             10,600    PULTE HOMES INC                                               486,752
              1,200    RACING CHAMPIONS CORP*                                         15,600
             12,400    RYLAND GROUP INC                                              515,840
              1,300    SPARTAN MOTORS INC                                             14,612
              8,600    STANDARD PACIFIC CORP                                         208,808
              1,400    STANLEY FURNITURE CO INC*                                      34,986
              2,200    STEIN MART INC*                                                12,848
                300    STRATTEC SECURITY CORP*                                        14,850
             10,900    SUPERIOR INDS INTL INC                                        462,923
                900    THOR INDS INC                                                  30,105

                                       14

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
                300    TORO CO                                               $        19,158
                600    WINNEBAGO INDS INC                                             27,198
                                                                             ---------------
                       TOTAL CONSUMER DURABLES                               $     6,185,585

                       CONSUMER NON-DURABLES 2.44%
              4,300    AMERICAN ITALIAN PASTA CO CL A*                       $       148,135
                100    BOSTON BEER INC CL A*                                           1,568
              4,800    CHIQUITA BRANDS INTL INC*                                      58,752
              1,000    DEL MONTE FOODS CO*                                             8,020
                900    DELTA & PINE LAND CO                                           17,253
                700    DRESS BARN INC*                                                10,990
              1,700    ELIZABETH ARDEN INC*                                           18,717
              1,100    FLOWERS FOODS INC*                                             24,442
             25,400    FRESH DEL MONTE PRODUCE INC                                   692,404
              2,500    INTERSTATE BAKERIES CORP                                       62,275
                400    JARDEN CORP*                                                    9,572
              1,400    JM SMUCKER CO                                                  51,254
                100    LANCE INC                                                       1,167
                500    MOTHERS WORK INC*                                              18,015
              1,400    NASH FINCH CO                                                  17,262
              1,000    PAYLESS SHOESOURCE INC*                                        50,500
                300    PEET'S COFFEE & TEA INC*                                        4,326
                800    QUIKSILVER INC*                                                19,208
              1,500    REGIS CORP                                                     43,830
                300    SANDERSON FARMS INC                                             5,529
                200    URBAN OUTFITTERS INC*                                           4,804
                400    WD 40 CO                                                       11,480
              2,700    WILD OATS MKTS INC*                                            30,459
              1,600    YANKEE CANDLE COMPANY (THE) INC*                               27,440
                                                                             ---------------
                       TOTAL CONSUMER NON-DURABLES                           $     1,337,402

                       CONSUMER SERVICES 18.32%
              2,600    1-800-FLOWERS.COM INC*                                $        17,940
              1,100    AC MOORE ARTS & CRAFTS INC*                                    17,314
              3,600    ADVISORY BOARD CO*                                            115,380
                100    ADVO INC*                                                       3,034
             22,300    ALLIANCE GAMING CORP*                                         373,748
              7,800    AMN HEALTHCARE SVCS INC*                                      112,788
              1,300    ANNTAYLOR STORES CORP*                                         30,459
              1,000    APAC CUSTOMER SERVICES INC*                                     2,530
              1,500    ARBITRON INC*                                                  51,225
                700    ARGOSY GAMING CO*                                              14,007
                800    BLYTH INC                                                      22,560
              3,300    BORGWARNER INC                                                148,434
              1,200    CACI INTL INC CL A*                                            49,092
                400    CALIFORNIA PIZZA KITCHEN INC*                                  10,608
                400    CHARLES RIVER ASSOCIATES INC*                                   6,268
              2,400    CHECKERS DRIVE-IN RESTAURANT CORP*                             16,680
             21,800    CHICO'S FAS INC*                                              420,740
              9,700    CHRISTOPHER & BANKS CORP*                                     258,990
                700    CKE RESTAURANT INC*                                             2,835
              6,000    CLAIRES STORES INC                                            154,560
              1,800    COINSTAR INC*                                                  53,982
              1,900    CORINTHIAN COLLEGES INC*                                       72,010
              1,300    CORP EXECUTIVE BOARD CO*                                       43,147
              1,000    COST PLUS INC*                                                 28,901
              1,600    CPI CORP                                                       22,000
              3,000    DIGITAS INC*                                                    8,280
                400    EPIQ SYS INC*                                                   6,676
                300    ESCALADE INC*                                                   6,150
              2,000    EXELIXIS INC*                                                   9,880
              2,700    FIRST CONSULTING GROUP INC*                                    14,715
              1,300    FLEMING COS INC                                                 8,372
              6,400    FOAMEX INTL INC*                                                8,512
              1,100    FORRESTER RESEARCH INC*                                        15,180
                600    FRED'S INC                                                     16,375
              1,000    FTI CONSULTING INC*                                            41,600
                800    GAIAM INC*                                                      7,800
                400    GALYANS TRADING CO INC*                                         4,320
              1,900    GARTNER INC CL A*                                              15,200
              2,600    GENENCOR INTL INC*                                             28,626
             20,800    GUITAR CTR INC*                                               388,960
              2,000    GYMBOREE CORP*                                        $        36,720
                200    HANCOCK FABRICS INC                                             3,180
                200    HEIDRICK & STRUGGLES INTL INC*                                  2,488
             30,000    HIBBETT SPORTING GOODS INC*                                   656,700
                600    HOLLINGER INTL INC                                              5,850
             15,900    HOLLYWOOD ENTMT CORP*                                         312,594
             19,500    HOT TOPIC INC*                                                380,250
                900    IDINE REWARDS NETWORK INC*                                      8,100
              3,800    IMCO RECYCLING INC*                                            21,090
              1,200    ISLE OF CAPRI CASINOS INC*                                     15,420
              1,800    ITT EDL SVCS INC*                                              39,330
                500    J JILL GROUP INC*                                              10,780
                300    JACK IN THE BOX INC*                                            6,507
                100    JO-ANN STORES INC*                                              2,435
              2,400    JOHN H HARLAND CO                                              45,960
                700    K SWISS INC CL A                                               17,941
              1,000    KENNETH COLE PRODUCTIONS INC CL A*                             24,000
             12,800    KROLL INC*                                                    249,344
              2,900    LABOR READY INC*                                               19,952
             16,300    LANDRY'S RESTAURANTS INC                                      370,988
              7,000    LEAPFROG ENTERPRISES INC*                                     191,310
              1,300    LEARNING TREE INTL INC*                                        22,216
              6,100    LINENS 'N THINGS INC*                                         143,411
              1,900    MACROVISION CORP*                                              24,510
                400    MARTHA STEWART LIVING OMNIMEDIA INC CL A*                       2,880
             15,400    MEMBERWORKS INC*                                              267,036
             11,800    MENS WEARHOUSE INC*                                           161,896
              1,500    MICHAEL BAKER CORP*                                            15,000
              6,700    MICHAELS STORES INC*                                          301,232
              2,800    MOVIE GALLERY INC*                                             50,932
              2,000    NAUTILUS GROUP INC*                                            27,480
              1,000    NEW ENGLAND BUSINESS SVC INC                                   22,520
                500    NU SKIN ENTERPRISES INC                                         5,745
              1,200    ON ASSIGNMENT INC*                                             10,201
                200    OVERSTOCK.COM INC*                                              2,018
                700    PACIFIC SUNWEAR OF CALIFORNIA INC*                             16,359
              1,100    PANERA BREAD CO*                                               35,750
              1,300    PAPA JOHN'S INTL INC*                                          33,839
                400    PARTY CITY CORP*                                                4,844
              1,200    PENN NATL GAMING INC*                                          24,893
             40,200    PETSMART INC*                                                 768,222
             15,300    PF CHANG'S CHINA BISTRO INC*                                  527,850
             17,200    PHOTRONICS INC*                                               208,808
              1,600    PLAYBOY ENTERPRISES INC CL B*                                  13,264
              1,400    PREPAID LEGAL SVCS INC*                                        30,184
             33,100    PRG-SCHULTZ INTL INC*                                         308,889
                600    PRICELINE.COM INC*                                              1,326
                700    PRINCETON REVIEW INC*                                           3,570
                600    PROBUSINESS SVCS INC*                                           5,460
              1,700    QUIXOTE CORP                                                   33,320
              1,000    R H DONNELLEY CORP*                                            24,190
              7,600    RARE HOSPITALITY INTL INC*                                    202,768
              8,400    REGAL ENTMT GROUP CORP CL A*                                  162,120
             27,800    REGENT COMMUNICATIONS INC*                                    168,190
              3,500    RESOURCES CONNECTION INC*                                      59,920
              3,000    RIGHT MGMT CONSULTANTS INC*                                    39,540
                400    RYAN'S FAMILY STEAK HOUSE INC*                                  4,104
              1,200    SANGAMO BIOSCIENCES INC*                                        2,436
              1,500    SCHOOL SPECIALTY INC*                                          36,270
                500    SCP POOL CORP*                                                 14,250
                900    SEVEN-ELEVEN INC*                                               7,326
                300    SHOE CARNIVAL INC*                                              3,894
              6,300    SHUFFLE MASTER INC*                                           144,522
              2,000    SONIC CORP*                                                    46,540
                400    SOTHEBY'S HLDGS INC*                                            3,036
              2,800    SOURCECORP*                                                    64,204
              4,300    SPANISH BROADCASTING SYS INC CL A*                             28,509
              2,600    SPORTS AUTHORITY INC*                                          15,444
              9,600    STAGE STORES INC*                                             207,456
              9,200    STATION CASINOS INC*                                          165,508
                200    STRAYER EDUCATION INC                                          10,620
              4,500    TELETECH HLDGS INC*                                            26,820

                                       15

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
             11,300    TELIK INC*                                            $       166,675
              2,700    TETRA TECH INC*                                                23,976
              5,800    TOO INC*                                                      146,740
                100    TRACTOR SUPPLY CO*                                              3,799
                800    TRANSKARYOTIC THERAPIES INC*                                    9,312
                300    TUESDAY MORNING CORP*                                           6,273
              4,400    VALUEVISION MEDIA INC CL A*                                    58,168
                700    WHITEHALL JEWELLERS INC*                                        6,650
              1,300    WMS INDS INC*                                                  18,460
              1,100    WORLD FUEL SVCS CORP                                           23,881
              1,200    WORLD WRESTLING ENTMT INC*                                      9,504
              2,200    YOUNG BROADCASTING INC CL A*                                   22,000
              1,200    ZOMAX INC*                                                      4,920
                                                                             ---------------
                       TOTAL CONSUMER SERVICES                               $    10,062,497

                       ENERGY 5.60%
                900    ADVANCED ENERGY INDS INC*                             $        10,899
                100    CARBO CERAMICS INC                                              3,190
              8,400    CHESAPEAKE ENERGY CORP                                         58,632
              9,900    CIMAREX ENERGY CO*                                            157,410
              1,300    ENERGY CONVERSION DEVICES INC*                                 12,895
                700    EVERGREEN RESOURCES INC*                                       28,791
                900    EXPLORATION CO OF DELAWARE INC*                                 3,096
             46,900    GLOBAL INDS LTD*                                              187,600
              1,100    GRAFTECH INTL LTD*                                              4,312
              3,200    GREY WOLF INC*                                                 12,800
              3,800    KEY ENERGY SVCS INC*                                           33,934
                100    LONE STAR TECHNOLOGIES INC*                                     1,305
              1,100    OCEANEERING INTL INC*                                          30,470
              2,300    PATINA OIL & GAS CORP                                          67,045
              5,400    PATTERSON-UTI ENERGY INC*                                     156,168
             32,000    PRIDE INTL INC*                                               444,160
              1,600    PRIMA ENERGY CORP*                                             37,216
             11,800    ROWAN COS INC                                                 240,602
              9,200    SEACOR SMIT INC*                                              378,120
                800    ST MARY LAND & EXPLORATION CO                                  20,272
             34,500    SUPERIOR ENERGY SVCS INC*                                     282,555
                800    TETRA TECHNOLOGIES INC*                                        16,680
                600    TIDEWATER INC                                                  16,902
             31,000    ULTRA PETROLEUM CORP*                                         255,130
              6,100    UNIT CORP*                                                    117,730
             24,300    VARCO INTL INC*                                               399,492
              1,000    VINTAGE PETROLEUM INC                                           9,600
                100    W-H ENERGY SVCS INC*                                            1,662
             12,000    WILLBROS GROUP INC*                                            88,920
                                                                             ---------------
                       TOTAL ENERGY                                          $     3,077,588

                       FINANCIAL SERVICES 6.30%
                700    ALLEGIANT BANCORP INC                                 $        12,012
              3,400    AMERITRADE HLDG CORP CL A*                                     15,436
              7,100    APEX MTG CAPITAL INC                                           45,653
              1,500    BOSTON PRIVATE FINL HLDGS INC                                  27,615
              5,500    BROOKLINE BANCORP INC                                          62,260
                100    BSB BANCORP INC                                                 2,026
              1,000    CENTURY BANCORP INC                                            26,910
              4,600    COMMUNITY FIRST BANKSHARES INC                                126,086
                900    CPB INC                                                        44,100
                400    CRAWFORD & CO                                                   2,552
              3,300    CREDIT ACCEPTANCE CORP*                                        28,017
             23,900    DIGITAL INSIGHT CORP*                                         249,038
              1,800    DIME COMMUNITY BANCSHARES                                      37,800
              1,000    EAST WEST BANCORP INC                                          34,500
                400    FARMERS CAPITAL BANK CORP                                      13,284
              2,300    FIRST BANCORP                                                  57,569
              2,000    FIRST COMMUNITY BANCORP                                        63,000
                300    FIRST ESSEX BANCORP INC                                        11,424
                900    FIRST STATE BANCORP                                            21,600
              2,400    FLAGSTAR BANCORP INC                                           46,200
                800    FRIEDMAN BILLINGS RAMSEY GROUP INC CL A*                        7,984
                300    FRONTIER FINL CORP                                              7,809
                300    GLADSTONE CAPITAL CORP                                          4,968
              2,300    GOLD BANC CORP INC                                             22,632
              8,200    GREATER BAY BANCORP                                   $       124,968
                500    HANMI FINL CORP*                                                7,560
                300    HARLEYSVILLE NATL CORP                                          7,233
              1,800    HILB ROGAL & HAMILTON CO                                       73,800
              3,500    INDEPENDENT BANK CORP                                          76,300
                300    INTERCHANGE FINL SVCS CORP                                      5,415
             15,500    IPC HLDGS LTD*                                                483,135
              6,200    JEFFERIES GROUP INC                                           258,230
                300    LENDINGTREE INC*                                                3,675
              1,400    LOCAL FINL CORP*                                               19,992
                500    MB FINL INC                                                    16,950
                200    MCG CAPITAL CORP                                                2,348
                200    MERCHANTS BANCSHARES INC                                        4,800
              3,300    MFA MTG INVESTMENTS INC                                        26,829
              1,200    MIDWEST BANC HLDGS INC                                         22,524
              2,300    NARA BANCORP INC                                               44,988
              2,600    NBT BANCORP INC                                                45,240
             37,500    NETBANK INC*                                                  370,500
              1,300    NEW CENTURY FINL CORP                                          27,430
              2,500    ORIENTAL FINL GROUP INC                                        58,375
                600    PACIFIC CAPITAL BANCORP                                        16,098
              3,200    PACIFIC UNION BANK CORP*                                       35,040
                200    PARTNERS TR FINL GROUP INC                                      2,974
              3,000    PLATINUM UNDERWRITERS HLDGS LTD*                               75,300
                500    PRIVATEBANCORP INC                                             18,695
              3,400    PROVIDENT BANKSHARES CORP                                      76,843
              2,200    S&T BANCORP INC                                                58,126
              6,100    SELECTIVE INS GROUP INC                                       136,640
              1,300    SOUTHWEST BANCORP OF TEXAS INC*                                36,725
                500    STANCORP FINL GROUP INC                                        27,000
              1,000    STATE BANCORP INC                                              17,750
              2,800    STATEN ISLAND BANCORP INC                                      51,744
                900    STERLING BANCORP                                               25,380
                200    SY BANCORP INC                                                  7,732
                200    TRIAD GUARANTY INC*                                             7,332
                300    TRUST CO OF NEW JERSEY                                          7,665
              1,100    UNITED BANKSHARES INC                                          33,242
              1,200    UNITED NATL BANCORP                                            25,500
                400    VALUE LINE INC                                                 15,400
                100    VIRGINIA FINL GROUP INC                                         3,040
                200    W HLDG CO INC                                                   3,554
                900    WESTCORP INC                                                   17,352
              1,200    WFS FINL INC*                                                  22,609
              1,550    WINTRUST FINL CORP                                             48,561
                100    WSFS FINL CORP                                                  2,847
              1,200    ZENITH NATIONAL INS CORP                                       33,600
                                                                             ---------------
                       TOTAL FINANCIAL SERVICES                              $     3,457,516

                       HEALTH CARE 18.65%
                200    AAIPHARMA INC*                                        $         3,000
              7,900    ACCREDO HEALTH INC*                                           365,612
              2,000    ADOLOR CORP*                                                   27,462
                700    ADVANCED NEUROMODULATION SYS INC*                              21,343
              3,100    AFFYMETRIX INC*                                                80,910
                800    ALBANY MOLECULAR RESEARCH INC*                                 12,352
             46,700    ALIGN TECHNOLOGY INC*                                          82,659
              2,200    ALKERMES INC*                                                  20,284
                100    AMERICAN HEALTHWAYS INC*                                        1,965
              9,700    AMERICAN MEDICAL SYS HLDGS INC*                               135,703
                800    AMERIGROUP CORP*                                               23,368
             17,300    AMSURG CORP*                                                  481,978
              1,300    AMYLIN PHARMACEUTICALS INC*                                    22,594
                100    ANALOGIC CORP                                                   3,997
                800    ANTIGENICS INC*                                                 7,576
              1,200    APHTON CORP*                                                    2,400
              1,300    APPLERA CORP - CELERA GENOMICS GROUP*                          10,712
              2,900    APRIA HEALTHCARE GROUP INC*                                    70,731
                300    ARRAY BIOPHARMA INC*                                            2,496
              1,100    ARTHOCARE CORP*                                                11,979
                500    ATRIX LABS INC*                                                 9,141
                700    BEI TECHNOLOGIES INC                                            7,693
              1,800    BIOMARIN PHARMACEUTICALS INC*                                  11,610

                                       16

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
                700    BIOPURE CORP*                                         $         3,640
              8,000    BIOSITE INC*                                                  231,040
              1,500    BONE CARE INTL INC*                                            15,030
                600    CANTEL MEDICAL CORP*                                            7,110
             12,400    CENTENE CORP*                                                 377,332
              1,700    CHARLES RIVER LABS INTL INC*                                   62,475
                100    CHOLESTECH CORP*                                                  590
             16,100    CIMA LABS INC*                                                376,096
             32,000    CLOSURE MED CORP*                                             397,184
                100    COLE NATL CORP*                                                 1,399
             13,300    COMMUNITY HEALTH SYS INC*                                     312,550
              1,100    CONMED CORP*                                                   21,538
              1,400    COOPER COS INC                                                 74,200
              3,700    COVANCE INC*                                                   82,436
              1,400    CYBERONICS INC*                                                22,400
             20,000    CYTYC CORP*                                                   209,200
                300    DIANON SYS INC*                                                12,000
              1,100    DIVERSA CORP*                                                  10,692
              3,100    DURECT CORP*                                                   10,044
              4,900    ENDO PHARMACEUTICAL HLDGS INC*                                 33,222
                900    ENDOCARE INC*                                                   2,548
              1,600    ENZO BIOCHEM INC*                                              23,296
              2,600    ENZON INC*                                                     50,440
              1,400    EON LABS INC*                                                  31,542
             33,000    EPIX MEDICAL INC*                                             209,550
             26,800    EXACT SCIENCES CORP*                                          392,620
                200    HAEMONETICS CORP*                                               4,242
              2,500    HANGER ORTHOPEDIC GROUP INC*                                   35,500
              5,100    HARVARD BIOSCIENCE INC*                                        15,300
                300    HEALTHEXTRAS INC*                                               1,140
              1,200    HEALTHTRONICS SURGICAL SVCS INC*                               10,560
                400    ICU MEDICAL INC*                                               15,500
              2,300    IDEXX LABS INC*                                                79,350
              7,600    IGEN INTL INC*                                                272,080
              3,900    IMCLONE SYS INC*                                               27,928
                500    IMMUCOR INC*                                                   11,150
              1,000    IMPAX LABORATORIES INC*                                         5,070
                100    INAMED CORP*                                                    2,666
              1,700    INTERMUNE INC*                                                 62,441
              1,000    INTUITIVE SURGICAL INC*                                         6,700
                600    INVACARE CORP                                                  18,960
              1,200    ISIS PHARMACEUTICALS INC*                                      11,712
              1,200    IVERNESS MEDICAL INNOVATIONS INC*                              12,300
              4,700    IXIA*                                                          16,732
                400    KEITHLEY INSTRUMENTS INC                                        3,520
              7,700    KENSEY NASH CORP*                                             130,053
                600    KOS PHARMACEUTICALS INC*                                        9,120
              8,000    KV PHARMACEUTICAL CO CL A*                                    136,000
                500    KYPHON INC*                                                     4,730
             18,200    LABONE INC CL A*                                              317,226
              3,300    LIFECORE BIOMEDICAL INC*                                       21,450
              1,200    LIGAND PHARMACEUTICALS CL B*                                    7,896
              1,100    MEDICINES CO*                                                  15,972
              8,300    MEDICIS PHARMACEUTICAL CORP CL A*                             380,970
              3,200    MEDSOURCE TECHNOLOGIES INC*                                    24,704
              1,900    MENTOR CORP                                                    72,010
                400    MERIDIAN MEDICAL TECHNOLOGIES INC*                             17,648
             10,300    MERIT MEDICAL SYS INC*                                        242,050
              1,400    MGI PHARMA INC*                                                10,514
              2,500    MID ATLANTIC MEDICAL SVCS INC*                                 91,000
                200    MOLECULAR DEVICES CORP*                                         2,692
                500    MYRIAD GENETICS INC*                                            9,030
              2,200    NASSDA CORP*                                                   20,878
              1,900    NATURE'S SUNSHINE PRODS INC                                    21,489
              2,900    NBTY INC*                                                      45,095
              1,400    NEUROCRINE BIOSCIENCES INC*                                    62,860
              2,600    NEUROGEN CORP*                                                 17,316
              1,300    NOVEN PHARMACEUTICALS INC*                                     16,653
              1,600    NPS PHARMACEUTICALS INC*                                       41,568
              7,000    ODYSSEY HEALTHCARE INC*                                       244,860
              2,400    ORTHOLOGIC CORP*                                                8,904
             32,000    PEDIATRIX MEDICAL GROUP INC*                                1,280,000
                200    PENWEST PHARMACEUTICALS CO*                           $         1,896
              2,200    PHARMACEUTICAL RESOURCES INC*                                  51,854
                700    POLYMEDICA CORP*                                               19,677
              1,800    POSSIS MEDICAL INC*                                            20,108
              2,100    PRIORITY HEALTHCARE CORP CL B*                                 51,009
              2,000    Q-MED INC*                                                     14,000
                400    QUIDEL CORP*                                                    1,248
              1,000    RADIOLOGIX INC*                                                 6,050
                400    REGENERON PHARMACEUTICALS INC*                                  6,052
                900    REHABCARE GROUP INC*                                           18,927
                500    RES CARE INC*                                                   2,060
              7,300    RESMED INC*                                                   246,521
                600    RESPIRONICS INC*                                               19,164
              2,300    RIGEL PHARMACEUTICALS INC*                                      3,450
             12,000    RITA MEDICAL SYS INC*                                          81,960
                200    SALIX PHARMACEUTICALS LTD*                                      1,640
             31,800    SANGSTAT MEDICAL CORP*                                        593,388
              2,700    SCIOS INC*                                                     77,922
              1,400    SELECT MEDICAL CORP*                                           18,116
                900    SEROLOGICALS CORP*                                              8,667
              2,000    SIERRA HEALTH SVCS INC*                                        25,180
                300    SYNCOR INTL CORP*                                              10,749
              1,300    TANOX INC*                                                     12,545
              4,200    TARO PHARMACEUTICAL INDS LTD*                                 145,950
              3,900    TECHNE CORP*                                                  128,700
                400    THERASENSE INC*                                                 2,388
             24,600    THORATEC CORP*                                                218,940
              1,100    TRIMERIS INC*                                                  58,190
              1,700    UNILAB CORP*                                                   36,295
                300    UNITED SURGICAL PARTNERS INTL INC*                              5,958
              1,100    VCA ANTECH INC*                                                16,467
                600    VENTANA MED SYS INC*                                           10,440
                200    VERSICOR INC*                                                   2,200
              2,800    VISX INC*                                                      22,708
                800    VITAL SIGN INC                                                 25,000
                200    WEST PHARMACEUTICAL SVCS INC                                    3,920
                800    WOMEN FIRST HEALTHCARE INC*                                     4,392
              1,000    WRIGHT MEDICAL GROUP INC*                                      17,211
                                                                             ---------------
                       TOTAL HEALTH CARE                                     $    10,244,220

                       REAL ESTATE (PUBLICLY TRADED) 1.26%
              1,500    CBL & ASSOCIATES PPTYS INC                            $        55,440
                500    CHELSEA PPTY GROUP INC                                         16,275
              7,800    CROWN AMERICAN REALTY TRUST                                    69,030
              2,800    FEDERAL REALTY INV TR                                          73,780
                700    GLIMCHER REALTY TRUST                                          11,298
              3,200    HEALTHCARE REALTY TRUST INC                                    99,072
              1,800    JONES LANG LASALLE INC*                                        30,330
             19,100    MERISTAR HOSPITALITY CORP                                     145,160
              5,300    NATIONWIDE HEALTH PPTYS INC                                    90,312
              1,600    SHURGARD STORAGE CENTERS INC                                   48,320
              1,900    VENTAS INC                                                     21,660
              1,200    WASHINGTON REAL ESTATE INV TR                                  28,896
                                                                             ---------------
                       TOTAL REAL ESTATE (PUBLICLY TRADED)                   $       689,573

                       TECHNOLOGY 18.22%
             10,700    AEROFLEX INC*                                         $        61,953
              3,200    ALLIANT TECHSYSTEMS INC*                                      192,480
                800    ALTIRIS INC*                                                   10,344
                500    AMERICAN MNGT SYS INC*                                          6,010
                200    ANSYS INC*                                                      3,920
              1,200    ANTEON INTL CORP*                                              27,600
              1,300    ARTISAN COMPONENTS INC*                                        16,939
              3,300    ASIAINFO HLDGS INC*                                            10,263
              1,300    AVID TECHNOLOGY INC*                                           18,317
             12,800    AVOCENT CORP*                                                 256,000
             41,200    AXCELIS TECHNOLOGIES INC*                                     221,656
                900    BLACK BOX CORP*                                                38,052
              6,000    BORLAND SOFTWARE CORP*                                         80,580
              1,600    CARREKER CORP*                                                 10,494
             33,150    C-COR.NET CORP*                                               137,506
              1,900    CERNER CORP*                                                   67,659

                                       17

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
                500    COGNIZANT TECHNOLOGY SOLUTIONS CL A*                  $        33,085
              2,000    COHU INC                                                       31,560
              6,100    COMMONWEALTH TELEPHONE ENTERPRISES INC*                       225,212
             13,500    CONCORD COMMUNICATIONS INC*                                    98,685
             16,700    COVANSYS CORP*                                                 56,112
                800    CRAY INC*                                                       4,224
                100    CREDENCE SYS CORP*                                                833
              1,700    CREE INC*                                                      29,325
                600    CUBIC CORP                                                      9,120
              2,800    DENDRITE INTL INC*                                             17,276
              2,000    DIGITAL RIVER INC*                                             20,880
              4,300    DRS TECHNOLOGIES INC*                                         142,502
                400    DYNAMICS RESEARCH CORP*                                         4,336
                700    ECHELON CORP*                                                   8,855
              1,300    ENGINEERED SUPPORT SYS INC                                     63,609
                300    ERESEARCH TECHNOLOGY INC*                                       4,353
             15,300    ESPEED INC*                                                   222,768
              2,100    ESS TECHNOLOGY INC*                                            11,445
              1,300    EXAR CORP*                                                     16,380
              5,800    EXTREME NETWORKS INC*                                          24,418
              3,800    FALCONSTOR SOFTWARE INC*                                       15,086
                400    FEI CO*                                                         6,420
              8,900    FIDELITY NATL INFORMATION SOLUTIONS INC*                      170,346
             12,300    FILENET CORP*                                                 133,455
              4,900    FOUNDRY NETWORKS INC*                                          34,643
              1,000    FREEMARKETS INC*                                                7,180
              1,300    GENERAL BINDING CORP*                                          13,117
                300    GENERAL COMMUNICATION INC CL A*                                 1,392
                300    GLOBAL IMAGING SYS INC*                                         5,517
             51,900    GLOBESPAN VIRATA INC*                                         144,282
                400    HELIX TECHNOLOGY CORP                                           4,092
             18,700    HYPERION SOLUTIONS CORP*                                      504,900
                600    IDX SYS CORP*                                                   9,336
              4,900    INET TECHNOLOGIES INC*                                         29,008
              4,600    INFORTE CORP*                                                  36,657
              4,100    INFOUSA INC*                                                   17,220
                400    INRANGE TECHNOLOGIES CORP*                                        944
                700    INTEGRATED DEFENSE TECHNOLOGIES INC*                            9,821
             21,500    INTEGRATED DEVICE TECHNOLOGY INC*                             212,356
             12,300    INTERCEPT INC*                                                194,463
              2,000    INTERDIGITAL COMMUNICATIONS CORP*                              26,000
              2,900    INTERGRAPH CORP*                                               53,360
              2,200    INTERNET SECURITY SYS INC*                                     40,612
             16,900    J D EDWARDS & CO*                                             200,434
                600    J2 GLOBAL COMMUNICATIONS INC*                                  16,458
                400    JDA SOFTWARE GROUP INC*                                         3,500
             17,300    KEANE INC*                                                    142,552
              1,300    KEYNOTE SYS INC*                                               10,088
                600    KOPIN CORP*                                                     2,226
             41,300    LEXAR MEDIA INC*                                              164,374
              2,800    LITTELFUSE INC*                                                43,795
                200    MAGMA DESIGN AUTOMATION INC*                                    1,708
              1,500    MCDATA CORP CL A*                                               9,870
                300    MEDIACOM COMMUNICATIONS CORP*                                   1,635
                900    MENTOR GRAPHICS CORP*                                           8,544
              1,100    MERCURY COMPUTER SYS INC*                                      33,166
             15,000    MERCURY INTERACTIVE CORP*                                     395,550
             41,100    MICREL INC*                                                   339,486
                100    MICROS SYS INC*                                                 2,076
              1,400    MRO SOFTWARE INC*                                              10,164
              1,200    MYKROLIS CORP*                                                  6,732
                800    NETFLIX INC*                                                    7,177
             20,600    NETIQ CORP*                                                   290,666
              4,200    NETSCOUT SYS INC*                                              19,996
                700    NETSCREEN TECHNOLOGIES INC*                                     9,219
              2,700    NEXTEL PARTNERS INC CL A*                                      19,202
                700    NUANCE COMMUNICATIONS INC*                                      1,540
              1,300    OAK TECHNOLOGY INC*                                             2,158
              1,400    OMNIVISION TECHNOLOGIES INC*                                   15,848
              2,600    OVERTURE SVCS INC*                                             71,578
              2,000    PACKETEER INC*                                                 10,600
              1,800    PAXAR CORP*                                           $        25,956
             21,400    PDF SOLUTIONS INC*                                            158,381
              1,800    PER SE TECHNOLOGIES INC*                                       15,300
              2,600    PHOENIX TECHNOLOGIES LTD*                                      14,456
              3,300    PINNACLE SYS INC*                                              39,237
              1,000    PIXELWORKS INC*                                                 5,700
              3,100    PLANTRONICS INC*                                               46,438
              2,300    POWER INTEGRATIONS INC*                                        40,572
              1,700    POWERWAVE TECHNOLOGIES INC*                                     7,837
                400    PRACTICEWORKS INC*                                              2,104
              3,800    PRICE COMMUNICATIONS CORP*                                     50,692
              7,800    PROGRESS SOFTWARE CORP*                                        97,344
              2,800    PROQUEST CO*                                                   54,236
              5,000    QRS CORP*                                                      24,900
              1,900    QUEST SOFTWARE INC*                                            20,748
              1,200    RADISYS CORP*                                                   8,028
              4,300    RAMBUS INC*                                                    23,994
              2,300    RED HAT INC*                                                   10,327
                300    RENAISSANCE LEARNING INC*                                       5,844
              2,400    RETEK INC*                                                      7,848
                200    RUDOLPH TECHNOLOGIES INC*                                       3,416
             13,600    SAFENET INC*                                                  226,440
             18,800    SANDISK CORP*                                                 371,676
              2,700    SCANSOFT INC*                                                  12,474
                300    SCANSOURCE INC*                                                18,030
              3,600    SEMITOOL INC*                                                  23,040
              5,100    SEMTECH CORP*                                                  72,063
             27,500    SERENA SOFTWARE INC*                                          438,900
              2,000    SILICON LABORATORIES INC*                                      42,580
             50,800    SILICON STORAGE TECHNOLOGY INC*                               226,568
              2,900    SILICONIX INC*                                                 64,670
             10,200    SIMPLETECH INC*                                                33,548
                600    SMARTFORCE PLC ADR*                                             2,406
                900    SPECTRALINK CORP*                                               7,290
                100    SRA INTL INC CL A*                                              2,430
                900    STANDARD MICROSYSTEMS CORP*                                    17,253
                400    SUPERTEX INC*                                                   5,324
              2,000    SYKES ENTERPRISES INC*                                          6,640
              2,700    SYNPLICITY INC*                                                 9,612
                200    SYNTEL INC*                                                     3,672
              2,500    TAKE-TWO INTERACTIVE SOFTWARE INC*                             64,450
              1,400    TALX CORP                                                      18,760
             21,400    TEKELEC*                                                      185,324
                400    TELEDYNE TECHNOLOGIES INC*                                      5,780
              1,000    THQ INC*                                                       14,460
             13,700    TOLLGRADE COMMUNICATIONS INC*                                 144,809
              5,600    TRANSACTION SYS ARCHITECTS INC CL A*                           41,776
                100    TRIKON TECHNOLOGIES INC*                                          483
              1,200    TRIQUINT SEMICONDUCTOR INC*                                     6,060
                400    TRITON PCS HLDGS INC*                                             980
              1,900    TRIZETTO GROUP INC*                                            11,569
              5,200    TTM TECHNOLOGIES INC*                                           9,516
              1,100    UNITED ONLINE INC*                                             13,156
              1,900    UNIVERSAL ELECTRONICS INC*                                     14,915
             19,400    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCS INC*                    462,108
              1,200    VERINT SYS INC*                                                13,380
             16,200    VERISITY LTD*                                                 262,440
                700    VERITY INC*                                                     6,314
                700    VIEWPOINT CORP*                                                 2,170
             20,700    VIRAGE LOGIC CORP*                                            233,682
              1,900    VITALWORKS INC*                                                 6,422
              5,200    WEBEX COMMUNICATIONS INC*                                      81,536
              1,800    WEBMETHODS INC*                                                13,014
             19,600    WEBSENSE INC*                                                 395,724
              3,900    WESTERN DIGITAL CORP*                                          24,141
              2,100    WIND RIVER SYS INC*                                             7,602
              1,400    WIRELESS FACILITIES INC*                                        6,300
              1,000    ZORAN CORP*                                                    14,990
                                                                             ---------------
                       TOTAL TECHNOLOGY                                      $    10,005,135

                                       18

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
                       TRANSPORTATION 1.27%
             11,300    ATLANTIC COAST AIRLINES HLDGS INC*                    $       149,160
                300    EGL INC*                                                        4,011
                400    EXPRESSJET HLDGS INC*                                           4,560
              1,400    FORWARD AIR CORP*                                              24,262
             13,800    FRONTIER AIRLINES INC*                                         82,110
                300    GENESEE & WYOMING INC CL A*                                     6,570
              1,900    JETBLUE AIRWAYS CORP*                                          76,741
                300    KNIGHT TRANSPORTATION INC*                                      5,922
                900    LANDSTAR SYS INC*                                              43,866
             13,600    PACER INTL INC*                                               160,480
              5,000    US FREIGHTWAYS CORP                                           140,500
                                                                             ---------------
                       TOTAL TRANSPORTATION                                  $       698,182

                       UTILITIES 1.19%
              2,000    CAL DIVE INTL INC*                                    $        43,940
             27,500    HEADWATERS INC*                                               471,625
                200    OTTER TAIL POWER CORP                                           5,612
                200    PLUG POWER INC*                                                 1,256
              3,100    UGI CORP                                                      120,249
                300    WESTERN GAS RESOURCES INC                                       9,933
                                                                             ---------------
                       TOTAL UTILITIES                                       $       652,615
                                                                             ---------------
TOTAL COMMON STOCK (COST $56,534,825)                                        $    52,880,321
                                                                             ---------------
TOTAL INVESTMENTS AT VALUE 96.29% (COST $56,534,825)                              52,880,321
                                                                             ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 3.71%                                        2,035,396
                                                                             ---------------
NET ASSETS 100.00%                                                           $    54,915,717

See accompanying notes to these financial statements.

ADR     American Depositary Receipt

* Non-income producing security

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SMALL CAP VALUE FUND

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK 92.14%
                       BASIC INDUSTRIES 10.92%
              2,200    A SCHULMAN INC                                        $        38,500
              2,900    ACTUANT CORP CL A*                                            115,420
             14,800    AGRIUM INC                                                    145,632
             17,300    AK STEEL HLDG CORP*                                           125,252
              4,000    ARCH CHEMICAL INC                                              74,760
              4,500    ARCH COAL INC                                                  78,120
                500    AVIALL INC*                                                     4,665
              4,100    BE AEROSPACE INC*                                              12,546
              3,300    BOISE CASCADE CORP                                             78,507
              2,400    BUILDING MATERIALS HLDG CORP*                                  29,544
                900    BWAY CORP*                                                     17,280
              3,200    CAMBREX CORP                                                   89,088
              4,700    CARPENTER TECHNOLOGY CORP                                      50,525
              4,900    CENTURY ALUMINUM CO                                            31,115
                300    CHEMFIRST INC                                                   8,541
              5,800    CHESAPEAKE CORP                                                88,740
              2,000    CLEVELAND CLIFFS INC                                           40,400
              4,300    CNH GLOBAL NV                                                  13,115
                300    COMMERCIAL METALS CO                                            4,887
                600    CROMPTON CORP                                                   3,978
              4,900    CYTEC INDS INC*                                               118,629
              6,200    FERRO CORP                                                    151,714
              5,400    FMC CORP*                                                     165,186
              2,900    GEORGIA GULF CORP                                              63,075
              6,600    GLATFELTER CO                                                  79,596
              4,400    GRANITE CONSTRUCTION INC                                       70,488
             11,800    GREAT LAKES CHEM CORP                                         286,976
              6,900    GREIF BROTHERS CORP CL A                                      175,191
                800    GRIFFON CORP*                                                   9,240
              4,900    HARSCO CORP                                                   125,685
              9,100    HERCULES INC*                                                  87,360
             14,300    IMC GLOBAL INC                                                157,300
             31,100    INTERPOOL INC                                                 488,270
                400    INTL SPECIALTY PROD INC*                                        3,700
             25,400    KENNAMETAL INC                                                791,718
             11,700    LENNOX INTL INC                                               151,398
              4,100    LONGVIEW FIBRE CO                                              27,880
             13,500    LOUISIANA PAC CORP*                                            90,990
              1,400    M/I SCHOTTENSTEIN HOMES INC                                    45,374
              2,500    MILLENIUM CHEMICALS INC                                        23,175
             14,200    MINERALS TECHNOLOGIES INC                                     623,522
              3,000    MUELLER INDS INC*                                              80,250
                500    NACCO INDS INC CL A                                            21,600
                300    OCTEL CORP                                                      5,331
              8,400    OLIN CORP                                                     136,584
              5,100    OMNOVA SOLUTIONS INC*                                          20,349
              9,300    ONEOK INC                                                     176,142
              3,900    OREGON STEEL MILLS INC*                                        16,263
                800    PENFORD CORP                                                   11,664
             35,600    POLYONE CORP                                                  284,800
              4,100    POTLATCH CORP                                                 107,174
              3,000    QUANEX CORP                                                   106,620
              8,600    RELIANCE STEEL & ALUMINUM CO                                  180,170
              7,100    RTI INTL METALS INC*                                           73,485
              6,000    SOLUTIA INC                                                    26,700
                900    SPARTECH CORP                                                  16,425
              4,000    STEEL DYNAMICS INC*                                            52,120
              1,300    TEXAS INDS INC                                                 31,525
              5,700    UNIFI INC*                                                     31,464
                600    UNIVERSAL FOREST PRODUCTS INC                                  10,722
             16,300    UNOVA INC*                                                     81,500
             23,200    USEC INC                                                      155,440
             12,500    WAUSAU-MOSINEE PAPER CORP                                     119,375
             16,100    WELLMAN INC                                                   162,610
              5,600    WORTHINGTON INDS INC                                          105,504
                                                                             ---------------
                       TOTAL BASIC INDUSTRIES                                $     6,800,899

                       CAPITAL GOODS 7.01%
              4,500    ACUITY BRANDS INC                                     $        53,955
              2,500    ADTRAN INC*                                                    63,475
                400    ADVANCED POWER TECHNOLOGY INC*                        $           928
             10,500    ANADIGICS INC*                                                 24,150
              6,500    BARNES GROUP INC                                              138,450
              2,700    BELDEN INC                                                     37,395
              3,100    BENCHMARK ELECTRONICS INC*                                     69,006
              5,400    BRIGGS & STRATTON CORP                                        207,630
                200    C & D TECHNOLOGIES INC                                          3,190
              5,900    CARLISLE COS INC                                              219,893
              5,000    CASELLA WASTE SYS INC CL A*                                    26,800
              5,100    COHERENT INC*                                                  90,117
             10,400    COLUMBUS MCKINNON CORP*                                        50,544
                400    CONCORD CAMERA CORP*                                            2,188
             17,000    CRANE CO                                                      312,290
              2,500    CUMMINS ENGINE INC                                             59,900
              2,800    EMCOR GROUP INC*                                              136,108
              2,600    ESTERLINE TECHNOLOGIES CORP*                                   47,190
             37,900    FLOWSERVE CORP*                                               444,188
                800    KADANT INC*                                                    11,560
             54,500    KEMET CORP*                                                   477,965
              2,000    MANITOWAC INC                                                  47,180
             18,400    MANUFACTURERS SVCS LTD*                                        78,752
              4,000    MARTIN MARIETTA MATERIALS INC                                 111,360
              3,400    MASTEC INC*                                                     8,806
              1,300    MEDIS TECHNOLOGIES LTD*                                         7,826
              1,300    MEMC ELECTRONICS MATERIALS INC*                                 9,100
              4,400    NCI BUILDING SYS INC*                                          82,544
                800    NEOSE TECHNOLOGIES INC*                                         5,880
                500    NORDSON CORP                                                   12,955
              2,800    NORTEK INC*                                                   125,580
             11,200    NU HORIZONS ELECTRONICS CORP*                                  60,480
              2,100    PARK ELECTROCHEMICAL CORP                                      37,905
              5,700    PITTSTON BRINK'S GROUP                                        120,669
              1,600    POWER-ONE INC*                                                  8,610
              2,700    RAYONIER INC                                                  113,886
              2,000    REGAL-BELOIT CORP                                              35,160
              4,300    REMEC INC*                                                     13,846
             16,600    SANMINA-SCI CORP*                                              51,128
             11,600    SKYWORKS SOLUTIONS INC*                                        82,360
                800    SOMERA COMMUNICATIONS INC*                                      1,600
              3,400    SPS TECHNOLOGIES INC*                                          82,620
                900    STONERIDGE INC*                                                 8,721
              1,200    TECUMSEH PRODS CO CL A                                         54,432
              2,100    TENNANT CO                                                     63,336
              8,900    THOMAS & BETTS CORP*                                          147,384
              4,300    TIMKEN CO                                                      78,346
              5,400    TRIMBLE NAVIGATION LTD*                                        70,735
              1,300    TRINITY INDS INC                                               20,410
              5,600    US INDS INC*                                                   12,880
              5,700    US STEEL CORP                                                  73,245
             11,000    USG CORP*                                                      49,170
                100    VARIAN INC*                                                     2,941
              4,100    VICOR CORP*                                                    27,265
              7,700    WABTEC CORP                                                   109,648
                700    WASTE CONNECTIONS INC*                                         25,606
              1,200    WOODWARD GOVERNOR CO                                           45,636
                                                                             ---------------
                       TOTAL CAPITAL GOODS                                   $     4,364,924

                       CONSUMER DURABLES 9.92%
              3,500    A O SMITH CORP                                        $        76,860
              1,600    APPLICA INC*                                                    9,568
              1,100    ARVINMERITOR INC                                               16,665
              4,800    AUTONATION INC*                                                50,928
              1,700    AZTAR CORP*                                                    22,967
              2,000    BANDAG INC                                                     76,480
              1,400    BASSETT FURNITURE INDS INC                                     18,298
              8,300    BEASLEY BROADCAST GROUP INC CL A*                             105,825
              1,400    BOCA RESORTS INC CL A*                                         14,840
              5,600    BOSTON COMMUNICATIONS GROUP INC*                               72,352
              2,000    BOYD GAMING CORP*                                              22,120
              1,800    BUSH INDS INC CL A                                              7,182
                800    CHEMED CORP                                                    28,200
                700    CHOICE HOTELS INTL INC*                                        13,846

                                       20

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
             53,900    CLAYTON HOMES INC                                     $       610,148
              5,100    COACHMEN INDS INC                                              69,105
              1,500    COOPER TIRE & RUBBER CO                                        19,515
              4,200    CROWN MEDIA HLDGS INC*                                         11,760
             23,900    D R HORTON INC                                                460,553
              5,400    DANA CORP                                                      54,000
              6,800    DATASTREAM SYS INC*                                            39,100
              1,300    DEPARTMENT 56 INC*                                             16,380
              1,100    DOUBLECLICK INC*                                                7,700
              1,400    EMMIS COMMUNICATIONS CORP*                                     30,548
              5,800    ENTRAVISION COMMUNICATIONS CORP*                               69,368
              2,400    ETHAN ALLEN INTERIORS INC                                      76,920
              7,900    FLEETWOOD ENTERPRISES INC*                                     44,240
             36,000    FURNITURE BRANDS INTL INC*                                    813,960
              1,200    GK SERVICES INC CL A                                           38,545
              3,000    HUGHES SUPPLY INC                                             102,450
              6,500    IMAGISTICS INTL INC*                                          120,965
             10,200    IMATION CORP*                                                 417,384
              2,700    INGRAM MICRO INC CL A*                                         38,691
              1,900    INTERMET CORP                                                   7,600
              3,100    KIMBALL INTL INC CL B                                          47,213
              4,100    LIN TV CORP CL A*                                              84,583
              3,000    MODINE MFG CO                                                  52,470
             31,300    MONACO COACH CORP*                                            506,747
              7,000    OAKLEY INC*                                                    82,740
              1,000    OSHKOSH TRUCK CORP                                             56,950
              4,700    PC CONNECTION INC*                                             27,260
             14,000    PSS WORLD MEDICAL INC*                                        106,960
              5,700    PULITZER INC                                                  265,050
              1,300    RALCORP HLDGS INC*                                             29,393
              1,600    STANLEY FURNITURE CO INC*                                      39,984
                500    STEIN MART INC*                                                 2,920
              2,400    SUPERIOR INDS INTL INC                                        101,928
             12,800    TENNECO AUTOMOTIVE INC*                                        73,600
             14,900    TORO CO                                                       951,514
              3,400    TOWER AUTOMOTIVE INC*                                          18,020
              8,400    US CONCRETE INC*                                               39,984
              1,300    WHIRLPOOL CORP                                                 60,593
              2,100    YORK INTL CORP                                                 49,392
                                                                             ---------------
                       TOTAL CONSUMER DURABLES                               $     6,182,364

                       CONSUMER NON-DURABLES 5.22%
              2,500    ALBERTO CULVER CO CL A                                $       120,375
              1,500    BROWN SHOE CO INC                                              29,025
                200    CHATTEM INC*                                                    8,388
              1,800    CHIQUITA BRANDS INTL INC*                                      22,032
              8,700    CORN PRODUCTS INTL INC                                        256,389
             16,600    CROWN CORK & SEAL INC*                                        106,240
              3,200    CULP INC*                                                      22,880
             76,200    DEL MONTE FOODS CO*                                           611,124
              1,600    DELTA & PINE LAND CO                                           30,672
              8,900    DIMON INC                                                      54,646
                900    DRESS BARN INC*                                                14,130
              3,200    ELIZABETH ARDEN INC*                                           35,232
              6,900    FLOWERS FOODS INC*                                            153,318
              2,000    HAIN CELESTIAL GROUP INC*                                      28,660
              1,900    HASBRO INC                                                     19,418
              2,000    HB FULLER CO                                                   56,940
              5,900    INTERSTATE BAKERIES CORP                                      146,969
                500    INTL MULTIFOODS CORP*                                           9,725
              3,500    JM SMUCKER CO                                                 128,135
              4,100    KELLWOOD CO                                                    95,735
                200    NASH FINCH CO                                                   2,466
             15,300    NAUTICA ENTERPRISES INC*                                      171,360
              1,600    OXFORD INDS INC                                                37,920
              2,000    PAYLESS SHOESOURCE INC*                                       101,000
              2,500    POLO RALPH LAUREN CORP CL A*                                   47,600
                300    QUIKSILVER INC*                                                 7,203
              1,000    REGIS CORP                                                     29,220
              1,600    ROBERT MONDAVI CORP CL A*                                      52,800
              7,300    RUSSELL CORP                                                  113,442
             16,600    SENSIENT TECHNOLOGIES CORP                                    404,210
              3,800    STEINWAY MUSICAL INSTRUMENTS INC*                     $        71,060
              4,300    VF CORP                                                       158,326
              5,700    WALLACE COMPUTER SERVICES INC                                 104,367
                                                                             ---------------
                       TOTAL CONSUMER NON-DURABLES                           $     3,251,007

                       CONSUMER SERVICES 13.92%
             12,400    AARON RENTS INC                                       $       267,220
              1,500    ABERCROMBIE & FITCH CO*                                        26,730
              3,300    AFC ENTERPRISES INC*                                           60,291
             12,700    AIRGAS INC*                                                   193,802
              7,900    ALDERWOODS GROUP INC*                                          48,427
              1,500    ALLIANCE GAMING CORP*                                          25,140
              1,200    AMERCO INC*                                                     5,760
             13,400    AMERICAN EAGLE OUTFITTERS INC*                                194,568
              5,500    ANGELICA CORP                                                 128,425
              3,500    ANNTAYLOR STORES CORP*                                         82,005
              1,400    ARBITRON INC*                                                  47,810
                600    ARGOSY GAMING CO*                                              12,006
              6,200    BJ'S WHOLESALE CLUB INC*                                      125,364
                800    BLYTH INC                                                      22,560
                600    BOB EVANS FARMS                                                14,922
             25,500    BORDERS GROUP INC*                                            439,365
                400    BORGWARNER INC                                                 17,992
              4,700    BOWNE & CO INC                                                 47,000
              7,000    CALLAWAY GOLF CO                                               85,680
              3,600    CASH AMERICA INTL INC                                          32,220
              2,500    CBRL GROUP INC                                                 58,575
              4,400    CEC ENTERTAINMENT INC*                                        122,320
                600    CENTRAL GARDEN & PET CO*                                       11,994
             16,100    CHARMING SHOPPES INC*                                          74,060
              4,900    CHECKERS DRIVE-IN RESTAURANT CORP*                             34,055
              4,700    CKE RESTAURANT INC*                                            19,035
              3,500    CLAIRES STORES INC                                             90,160
              4,000    COMPUCOM SYS INC*                                              22,920
                300    CONSOLIDATED GRAPHICS INC*                                      5,085
              5,500    DIGITAS INC*                                                   15,180
              2,100    DOLLAR THRIFTY AUTOMOTIVE GROUP*                               39,018
              2,700    DYCOM INDS INC*                                                29,349
              8,900    EXELIXIS INC*                                                  43,966
              2,800    FIRST CONSULTING GROUP INC*                                    15,260
              9,000    FOAMEX INTL INC*                                               11,970
              5,500    GARTNER INC CL A*                                              44,000
             22,000    GARTNER INC CL B*                                             177,320
              2,100    GAYLORD ENTERTAINMENT CO*                                      37,107
              1,000    GOODY'S FAMILY CLOTHING INC*                                    4,440
                400    GREAT ATLANTIC & PAC TEA INC*                                   2,276
             18,400    HANCOCK FABRICS INC                                           292,560
              1,700    HANDLEMAN CO*                                                  16,983
              1,800    HOLLYWOOD ENTMT CORP*                                          35,388
              4,800    IMCO RECYCLING INC*                                            26,640
              5,200    INTRAWEST CORP                                                 70,720
              2,000    ISLE OF CAPRI CASINOS INC*                                     25,700
              5,900    JACK IN THE BOX INC*                                          127,971
              1,200    JAKKS PAC INC*                                                 15,888
                300    JO-ANN STORES INC*                                              7,305
              5,600    JOHN H HARLAND CO                                             107,240
              2,900    JOURNAL REGISTER CO*                                           53,563
              1,400    K SWISS INC CL A                                               35,882
              3,600    K2 INC*                                                        36,000
                600    KENNETH COLE PRODUCTIONS INC CL A*                             14,400
              1,500    LANDRY'S RESTAURANTS INC                                       34,140
              1,500    LEXICON GENETICS INC*                                           6,915
              6,400    LINENS `N THINGS INC*                                         150,464
              8,100    LONE STAR STEAKHOUSE & SALOON INC                             168,804
              6,200    METHODE ELECTRONICS CL A                                       56,978
              2,400    MICHAEL BAKER CORP*                                            24,000
             23,200    MSC INDL DIRECT CO CL A*                                      300,672
              2,100    NAVIGANT INTL INC*                                             24,003
              2,700    NCO GROUP INC*                                                 37,071
              1,200    NEIMAN MARCUS GROUP INC CL B*                                  31,980
             15,600    NU SKIN ENTERPRISES INC                                       179,244
             22,169    O CHARLEYS INC*                                               436,729

                                       21

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
              4,000    OFFICE DEPOT INC*                                     $        57,560
             59,300    OFFICEMAX INC*                                                280,489
              2,100    PAPA JOHN'S INTL INC*                                          54,663
              2,300    PATHMARK STORES INC*                                           10,465
             17,300    PEP BOYS - MANNY MOE & JACK                                   200,680
              9,400    PHOTRONICS INC*                                               114,116
             15,500    PLAYTEX PROD INC*                                             134,850
             72,600    PRIMEDIA INC*                                                 140,118
              1,300    R H DONNELLEY CORP*                                            31,447
              3,012    RARE HOSPITALITY INTL INC*                                     80,360
              7,000    READERS DIGEST ASSN INC CL A                                  113,820
              1,600    REMEDYTEMP INC CL A*                                           23,936
                750    RIGHT MGMT CONSULTANTS INC*                                     9,885
              9,000    RITE AID CORP*                                                 16,110
             30,900    RUBY TUESDAY INC                                              539,205
              2,800    RUDDICK CORP                                                   41,944
              3,000    SAKS INC*                                                      32,550
              2,300    SANGAMO BIOSCIENCES INC*                                        4,669
              1,500    SCHOOL SPECIALTY INC*                                          36,270
             27,200    SERVICE CORP INTL*                                             85,680
             10,000    SEVEN-ELEVEN INC*                                              81,400
                400    SHOE CARNIVAL INC*                                              5,192
              4,100    SHOPKO STORES INC*                                             51,947
              2,900    SIX FLAGS INC*                                                 13,253
             11,700    SOTHEBY'S HLDGS INC*                                           88,803
              5,100    SOURCECORP*                                                   116,943
              3,000    SPANISH BROADCASTING SYS INC CL A*                             19,890
              4,700    SPORTS AUTHORITY INC*                                          27,918
             26,500    STAGE STORES INC*                                             572,665
             53,800    STEWART ENTERPRISES INC*                                      294,286
              4,700    TETRA TECH INC*                                                41,736
             10,700    TOMMY HILFIGER CORP*                                           80,785
              3,100    TRANS WORLD ENTERTAINMENT CORP*                                 9,331
                300    VOLT INFORMATION SCIENCES INC*                                  4,005
              4,700    WACKENHUT CORRECTIONS CORP*                                    55,460
              3,600    WMS INDS INC*                                                  51,120
              1,100    WORLD FUEL SVCS CORP                                           23,881
              5,000    YOUNG BROADCASTING INC CL A*                                   50,000
              4,300    ZOMAX INC*                                                     17,630
                                                                             ---------------
                       TOTAL CONSUMER SERVICES                               $     8,667,679

                       ENERGY 2.51%
              3,700    CABOT OIL & GAS CORP CL A                             $        80,882
                900    CHESAPEAKE ENERGY CORP                                          6,282
             13,500    CORE LABORATORIES NV*                                         127,305
              3,900    GLOBAL INDS LTD*                                               15,600
              5,000    GRAFTECH INTL LTD*                                             19,600
              4,000    HOLLY CORP                                                     70,680
                900    LACLEDE GROUP INC                                              21,240
              8,100    LONE STAR TECHNOLOGIES INC*                                   105,705
              1,100    MOOG INC CL A*                                                 29,227
              4,200    NUEVO ENERGY CO*                                               57,120
              1,400    OFFSHORE LOGISTICS INC*                                        30,058
              4,200    PIEDMONT NAT GAS INC                                          150,192
              1,700    PRIDE INTL INC*                                                23,596
              8,100    RANGE RESOURCES CORP*                                          38,637
             19,400    SPINNAKER EXPLORATION CO*                                     373,450
              2,700    ST MARY LAND & EXPLORATION CO                                  68,418
             11,200    SWIFT ENERGY CO*                                               80,640
             16,200    TESORO PETROLEUM CORP*                                         52,812
                900    TETRA TECHNOLOGIES INC*                                        18,765
              4,100    TOM BROWN INC*                                                 97,990
              5,000    VERITAS DGC INC*                                               44,000
              5,100    VINTAGE PETROLEUM INC                                          48,960
                                                                             ---------------
                       TOTAL ENERGY                                          $     1,561,159

                       FINANCIAL SERVICES 15.36%
              2,500    ABC BANCORP                                           $        32,000
                500    ADVANTA CORP CL B                                               4,915
                200    ALLEGIANT BANCORP INC                                           3,432
                400    AMERICAN FINL HLDGS INC                                        12,032
              1,100    AMERICAN MEDICAL SECURITY GROUP INC*                           13,508
              1,300    AMERICAN PHYSICIANS CAP INC*                          $        20,475
             21,300    AMERITRADE HLDG CORP CL A*                                     96,702
             15,300    APEX MTG CAPITAL INC                                           98,379
              3,600    BALDWIN & LYONS INC CL B                                       88,632
             19,400    BANK OF HAWAII CORP                                           574,628
              4,600    BANKATLANTIC BANCORP INC CL A                                  42,872
              7,100    BANNER CORP                                                   130,995
             11,200    BAY VIEW CAP CORP*                                             66,864
              2,300    BERKSHIRE HILLS BANCORP INC                                    58,075
             16,700    BOYKIN LODGING CO                                             142,785
                900    CENTURY BANCORP INC                                            24,219
              3,500    CHARTER MUNICIPAL MTG ACCEPTANCE CO                            61,075
              1,300    COASTAL BANCORP INC                                            37,388
             19,070    COMMERCE BANCSHARES INC                                       793,121
              8,100    COMMERCIAL FED CORP                                           188,325
              6,400    COMMUNITY BANK SYS INC                                        204,800
                600    COMMUNITY TRUST BANCORP INC                                    16,452
              2,800    CORUS BANKSHARES INC                                          124,628
              5,600    CREDIT ACCEPTANCE CORP*                                        47,544
             24,100    DELPHI FINL GROUP INC CL A                                    933,875
              4,100    DIME COMMUNITY BANCSHARES                                      86,100
                100    EAST WEST BANCORP INC                                           3,450
              5,200    EMC INSURANCE GROUP INC                                        81,120
              6,000    FIRST CHARTER CORP                                            101,640
                900    FIRST CITIZENS BANCSHARES INC CL A                             89,784
                200    FIRST ESSEX BANCORP INC                                         7,616
              8,700    FIRST SOURCE CORP                                             105,705
              2,000    FIRSTFED FINL CORP*                                            54,200
              5,400    FLAGSTAR BANCORP INC                                          103,950
              3,000    FPIC INSURANCE GROUP INC*                                      11,400
             11,300    FREMONT GENERAL CORP                                           55,935
              3,200    GABELLI ASSET MGMT INC CL A*                                   95,392
              4,800    GBC BANCORP                                                    97,440
              2,400    GOLD BANC CORP INC                                             23,616
              2,200    GREAT AMERICAN FINL RESOURCES INC                              35,178
              3,700    HAWTHORNE FINL CORP*                                          104,155
             20,800    HCC INS HLDGS INC                                             510,224
              2,400    IMPAC MTG HLDGS INC                                            26,112
              2,100    IPC HLDGS LTD*                                                 65,457
             27,000    ISTAR FINL INC                                                766,800
              4,300    KNIGHT TRADING GROUP INC*                                      20,425
              3,300    LANDAMERICA FINL GROUP                                        117,150
                600    LENDINGTREE INC*                                                7,350
                500    LIBERTY CORP                                                   18,525
              3,400    LOCAL FINL CORP*                                               48,552
              1,100    MCG CAPITAL CORP                                               12,914
             11,700    MFA MTG INVESTMENTS INC                                        95,121
             10,900    MPS GROUP INC*                                                 58,751
                900    NAVIGATORS GROUP INC*                                          18,900
              4,400    NBT BANCORP INC                                                76,560
              2,500    NETBANK INC*                                                   24,700
              2,200    NEW CENTURY FINL CORP                                          46,420
              1,000    NOVASTAR FINANCIAL INC                                         23,250
             10,000    NYMAGIC INC*                                                  161,500
             10,100    OCWEN FINANCIAL CORP*                                          27,674
              2,800    OHIO CASUALTY CORP*                                            36,932
              2,600    PFF BANCORP INC COM                                            80,106
              1,400    PHILADELPHIA CONSOLIDATED HLDG CO*                             46,928
              1,200    PRESIDENTIAL LIFE CORP                                         14,760
              5,500    PROVIDENT BANKSHARES CORP                                     124,305
             17,500    PROVIDENT FINL GROUP INC                                      454,825
              1,900    REPUBLIC BANCORP INC CL A                                      22,192
              9,200    RIGGS NATIONAL CORP                                           145,820
              1,200    RLI CORP                                                       33,600
              1,100    S&T BANCORP INC                                                29,063
             21,700    SCOTTISH ANNUITY & LIFE HOLDINGS LTD                          383,873
              1,100    SIMMONS FIRST NATIONAL CORP CL A                               40,161
              3,200    SOUTH FINL GROUP (THE) INC                                     69,280
              4,700    ST FRANCIS CAPITAL CORP                                       108,429
                100    STATE BANCORP INC                                               1,775
                800    STERLING FINL CORP*                                            16,088
                200    STEWART INFORMATION SERVICES CORP*                              4,150

                                       22

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
              6,500    SUN BANCORP INC*                                      $        85,475
              2,500    SUPERIOR FINL CORP                                             45,000
             13,300    THORNBURY MTG INC                                             252,035
              1,700    TORCHMARK CORP                                                 60,860
              2,300    UICI CORP*                                                     33,534
                500    UMB FINL CORP                                                  19,520
              5,200    UNITED COMMUNITY FINL CORP                                     44,824
                100    UNITED FIRE & CASUALTY CO                                       3,506
              5,600    UNIZAN FINL CORP                                              107,576
              1,100    URSTADT BIDDLE PPTYS INC CL A                                  12,034
                700    W HLDG CO INC                                                  12,439
              3,900    WEST COAST BANCORP                                             61,035
              1,800    WESTCORP INC                                                   34,704
             11,800    WILLOW GROVE BANCORP                                          141,010
              1,500    ZENITH NATIONAL INS CORP                                       42,000
                                                                             ---------------
                       TOTAL FINANCIAL SERVICES                              $     9,568,626

                       HEALTH CARE 4.87%
              1,000    ALPHARMA INC CL A                                     $         9,480
             26,661    AMERIPATH INC*                                                399,382
              1,100    AMYLIN PHARMACEUTICALS INC*                                    19,118
                500    ANALOGIC CORP                                                  19,985
              3,400    APPLERA CORP - CELERA GENOMICS GROUP*                          28,016
                600    ARENA PHARMACEUTICALS INC*                                      4,332
                800    ARROW INTL INC                                                 28,128
              2,400    BAUSCH & LOMB INC                                              74,640
              8,900    BIO-TECHNOLOGY GENERAL CORP*                                   28,213
                900    BONE CARE INTL INC*                                             9,018
              5,500    CELL GENESYS INC*                                              57,585
              1,800    CELL THERAPEUTICS INC*                                         11,124
              1,200    CENTENE CORP*                                                  36,516
                900    CIMA LABS INC*                                                 21,024
              2,200    CONMED CORP*                                                   43,076
              2,900    CORIXA CORP*                                                   24,795
                100    CV THERAPEUTICS INC*                                            2,400
              2,800    EON LABS INC*                                                  63,084
              2,100    GENE LOGIC INC*                                                15,918
              7,800    GENESIS HEALTH VENTURES INC*                                  110,448
              8,900    GENZYME CORP-GENZYME BIOSURGERY DIVISION*                      19,491
              4,300    HANGER ORTHOPEDIC GROUP INC*                                   61,060
             24,800    HEALTH NET INC*                                               580,320
              5,500    IMCLONE SYS INC*                                               39,385
              1,200    INCYTE GENOMICS INC*                                            5,928
              3,500    INHALE THERAPEUTIC SYS INC*                                    22,260
              1,900    INVACARE CORP                                                  60,040
                600    KINDRED HEALTHCARE INC*                                         8,250
                900    KOS PHARMACEUTICALS INC*                                       13,680
                200    KYPHON INC*                                                     1,892
              1,300    LABORATORY CORP OF AMERICA HLDGS*                              31,330
              6,000    MAXYGEN INC*                                                   45,240
              3,300    MEDCATH CORP*                                                  37,158
              5,100    MEDQUIST INC*                                                  86,649
              1,900    NATURE'S SUNSHINE PRODS INC                                    21,489
              6,700    NEUROGEN CORP*                                                 44,622
              4,900    OCULAR SCIENCES INC*                                          104,615
                600    OSI PHARMACEUTICALS INC*                                       10,392
              1,200    PACIFICARE HEALTH SYS INC*                                     35,472
              1,400    PEDIATRIX MEDICAL GROUP INC*                                   56,000
                600    PHARMACOPEIA INC*                                               5,862
              2,600    POZEN INC*                                                     13,000
              9,700    PRIME MEDICAL SERVICES INC*                                    76,048
              4,100    PROTEIN DESIGN LABS INC*                                       34,030
             12,000    QUINTILES TRANSNATIONAL CORP*                                 129,000
             29,700    RADIOLOGIX INC*                                               179,685
                300    REHABCARE GROUP INC*                                            6,309
              1,700    RES CARE INC*                                                   7,004
                400    SUNRISE ASSISTED LIVING INC*                                    8,320
              3,900    TANOX INC*                                                     37,635
              3,300    UNITED THERAPEUTICS CORP*                                      49,335
             18,800    US ONCOLOGY INC*                                              150,588
              2,400    VCA ANTECH INC*                                                35,928
              2,600    VICAL INC*                                                      8,814
                200    ZYMOGENETICS INC*                                     $         1,736
                                                                             ---------------
                       TOTAL HEALTH CARE                                     $     3,034,849

                       REAL ESTATE (PUBLICLY TRADED) 3.47%
                800    BEDFORD PROPERTY INVESTORS INC                        $        19,912
              9,100    CAPITAL AUTOMOTIVE REIT                                       222,950
              3,500    COLONIAL PPTYS TRUST                                          115,710
              6,100    CORRECTIONS CORP OF AMERICA*                                   98,088
                300    FBR ASSET INVESTMENT CORP                                       9,000
              6,200    HEALTHCARE REALTY TRUST INC                                   191,952
              8,800    HERITAGE PPTY INVESTMENT TR                                   209,880
             13,100    INSIGNIA FINL GROUP INC*                                       76,635
              6,100    JONES LANG LASALLE INC*                                       102,785
             53,200    LA QUINTA CORP                                                234,612
              6,400    LEXINGTON CORP PPTYS TRUST                                     96,704
             13,200    LTC PPTYS INC                                                  82,632
             11,900    NATIONWIDE HEALTH PPTYS INC                                   202,776
              6,300    OMEGA HEALTHCARE INVESTORS INC*                                29,358
              1,200    PRIME HOSPITALITY CORP*                                         9,696
              7,100    RAIT INVESTMENT TRUST                                         150,591
              1,300    RAMCO-GERSHENSON PPTYS TRUST                                   24,765
              1,600    SHURGARD STORAGE CENTERS INC                                   48,320
              9,500    SUMMIT PPTYS INC                                              172,045
              5,400    VENTAS INC                                                     61,560
                                                                             ---------------
                       TOTAL REAL ESTATE (PUBLICLY TRADED)                   $     2,159,971

                       TECHNOLOGY 11.80%
              4,200    3COM CORP*                                            $        17,720
                200    3D SYSTEMS CORP*                                                1,402
             22,600    AEROFLEX INC*                                                 130,854
              2,000    ALASKA COMMUNICATIONS SYS GROUP INC*                            3,800
              9,100    ALLEGHENY TECHNOLOGIES INC                                     62,335
                400    ALTIRIS INC*                                                    5,172
                600    AMERICAN MNGT SYS INC*                                          7,212
              3,600    ANAREN MICROWAVE INC*                                          33,084
              6,900    ANDREW CORP*                                                   59,340
              4,000    ANIXTER INTL INC*                                              92,280
              1,100    ANTEON INTL CORP*                                              25,300
              2,500    ARRIS GROUP INC*                                                4,350
             49,400    ASCENTIAL SOFTWARE CORP*                                      119,548
              8,600    ATMEL CORP*                                                    14,362
              4,000    AUTODESK INC                                                   46,800
              1,100    AVID TECHNOLOGY INC*                                           15,499
              4,300    AVOCENT CORP*                                                  86,000
             10,300    AXCELIS TECHNOLOGIES INC*                                      55,414
              9,000    BELL MICROPRODUCTS INC*                                        49,230
              1,300    BLACK BOX CORP*                                                54,964
             26,100    BORLAND SOFTWARE CORP*                                        350,523
              7,100    CABLE DESIGN TECHNOLOGIES CORP*                                34,790
              3,200    CDI CORP*                                                      85,088
              1,700    CHECKPOINT SYS INC*                                            17,170
             10,200    CIBER INC*                                                     54,876
              1,800    CIRRUS LOGIC INC*                                               5,940
                600    COMMSCOPE INC*                                                  4,710
                200    COMPUTER HORIZONS CORP*                                           640
              2,600    CREDENCE SYS CORP*                                             21,658
              3,400    CREE INC*                                                      58,650
             40,000    CYPRESS SEMICONDUCTOR CORP*                                   224,800
              1,400    DUCOMMUN INC*                                                  17,766
              7,200    DUPONT PHOTOMASKS INC*                                        150,408
                100    DYNAMICS RESEARCH CORP*                                         1,084
             63,500    EARTHLINK INC*                                                387,985
              7,200    ELECTRO RENT CORP*                                             77,760
             30,700    ELECTRONICS FOR IMAGING CORP*                                 559,354
              6,100    FAIRCHILD SEMICONDUCTOR INTL INC CL A*                         72,590
                600    FILENET CORP*                                                   6,510
              5,100    FSI INTL INC*                                                  12,189
              2,500    HEICO CORP                                                     24,100
              3,500    HUTCHINSON TECHNOLOGY INC*                                     72,765
             32,500    INFOCUS CORP*                                                 190,450
             14,800    INFORMATION RESOURCES INC*                                     44,400
             10,400    INFORTE CORP*                                                  82,878

                                       23

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
              2,700    INSIGHT COMMUNICATIONS INC*                           $        26,298
              2,900    INTEGRATED DEVICE TECHNOLOGY INC*                              28,643
             36,600    INTERNATIONAL RECTIFIER CORP*                                 632,082
             51,400    INTERWOVEN INC*                                               100,693
             11,600    IOMEGA CORP*                                                   99,760
              2,000    ITXC CORP*                                                      4,740
              7,400    KEANE INC*                                                     60,976
             15,200    KEYNOTE SYS INC*                                              117,952
              2,900    LAM RESEARCH CORP*                                             36,511
              2,800    LATTICE SEMICONDUCTOR CORP*                                    18,956
              3,200    LITTELFUSE INC*                                                50,051
              4,900    MACROMEDIA INC*                                                54,929
             10,600    MAXTOR CORP*                                                   39,856
             33,500    MENTOR GRAPHICS CORP*                                         318,016
              1,900    MKS INSTRUMENTS INC*                                           24,947
              1,300    MTS SYS CORP                                                   13,221
              1,700    NDCHEALTH CORP                                                 30,005
              2,400    NETFLIX INC*                                                   21,530
              3,000    NETRATINGS INC*                                                16,200
              9,000    NETSCOUT SYS INC*                                              42,849
             28,500    NOVELL INC*                                                    69,255
              3,300    NUANCE COMMUNICATIONS INC*                                      7,260
             30,200    OPENWAVE SYSTEMS INC*                                          32,918
             42,700    PARAMETRIC TECHNOLOGY CORP*                                    98,637
              1,800    PAXAR CORP*                                                    25,956
              4,800    PC-TEL INC*                                                    32,640
              2,000    PER SE TECHNOLOGIES INC*                                       17,000
              1,600    PERICOM SEMICONDUCTOR CORP*                                    13,758
              4,400    PIONEER STANDARD ELECTRONICS INC                               30,800
             10,300    POWERWAVE TECHNOLOGIES INC*                                    47,483
                200    PROXYMED INC*                                                   2,314
              5,900    PTEK HLDGS INC*                                                21,671
             19,600    QUANTUM CORP*                                                  58,016
             11,300    RADIO ONE INC CL D*                                           188,484
                900    RADISYS CORP*                                                   6,021
              6,500    REGISTER.COM INC*                                              24,570
              8,900    RSA SEC INC*                                                   39,783
             12,300    SAFEGUARD SCIENTIFICS INC*                                     15,129
              2,900    SANDISK CORP*                                                  57,333
                100    SBS TECHNOLOGIES INC*                                             830
              1,800    SCM MICROSYSTEMS INC*                                          10,530
             11,200    SILICONIX INC*                                                249,760
              3,200    SOUTHERN UNION CO*                                             39,488
              2,100    STANDARD MICROSYSTEMS CORP*                                    40,257
             21,300    STORAGE TECHNOLOGY CORP*                                      376,584
              3,200    SYBASE INC*                                                    40,992
              5,300    SYCAMORE NETWORKS INC*                                         13,250
              2,600    SYKES ENTERPRISES INC*                                          8,632
              1,000    TELEDYNE TECHNOLOGIES INC*                                     14,450
              7,600    THQ INC*                                                      109,896
              9,100    TRANSACTION SYS ARCHITECTS INC CL A*                           67,886
             29,600    TRIQUINT SEMICONDUCTOR INC*                                   149,480
              1,100    TRIUMPH GROUP INC*                                             27,082
              2,500    TRIZETTO GROUP INC*                                            15,223
              2,600    TURNSTONE SYS INC*                                              6,708
              4,400    UNITED ONLINE INC*                                             52,624
              2,300    VERINT SYS INC*                                                25,645
              2,100    VERITY INC*                                                    18,942
              4,500    WEBMD CORP*                                                    28,395
              7,400    WESTERN DIGITAL CORP*                                          45,806
              1,400    WIND RIVER SYS INC*                                             5,068
              3,500    WIRELESS FACILITIES INC*                                       15,750
              1,200    ZORAN CORP*                                                    17,988
                                                                             ---------------
                       TOTAL TECHNOLOGY                                      $     7,352,259

                       TRANSPORTATION 4.96%
              9,800    AIRBORNE INC                                          $       126,322
              5,200    AMR CORP*                                                      24,544
              1,700    ARKANSAS BEST CORP*                                            50,915
              1,200    CNF INC                                                        38,628
              8,300    CONTINENTAL AIRLINES INC CL B*                                 52,705
                200    COVENANT TRANSPORT INC CL A*                                    3,434
             27,600    EGL INC*                                              $       369,012
             11,000    EXPRESSJET HLDGS INC*                                         125,400
                500    HUNT JB TRANSPORTATION SVCS INC*                               13,845
              6,600    KANSAS CITY SOUTHERN INDS INC*                                 92,400
              5,100    KIRBY CORP*                                                   120,411
             10,600    OVERSEAS SHIPHOLDING GROUP                                    183,910
              8,800    POLARIS INDS INC                                              554,312
              1,900    ROADWAY CORP                                                   76,133
              2,800    SCS TRANSPORTATION INC*                                        25,480
             11,300    STOLT-NIELSEN SA                                               90,739
              6,700    SWIFT TRANSPORTATION INC*                                     107,803
             11,000    TEEKAY SHIPPING CORP                                          360,580
              4,000    TRICO MARINE SVCS INC*                                         10,000
              3,200    UAL CORP*                                                       7,936
              3,500    US FREIGHTWAYS CORP                                            98,350
             25,800    WERNER ENTERPRISES INC                                        527,610
              1,100    YELLOW CORP*                                                   30,459
                                                                             ---------------
                       TOTAL TRANSPORTATION                                  $     3,090,928

                       UTILITIES 2.18%
              6,700    ATMOS ENERGY CORP                                     $       147,400
              1,500    CENTRAL VERMONT PUBLIC SERVICE                                 26,880
              9,800    CLECO CORP                                                    136,710
             14,600    DQE INC                                                       232,724
             14,200    EL PASO ELECTRIC CO*                                          155,206
              1,500    ENERGEN CORP                                                   41,850
                900    NORTHWESTERN CORP                                               7,650
              8,000    SEMCO ENERGY INC                                               55,200
              2,500    SOUTH JERSEY INDS INC                                          79,825
              6,100    UGI CORP                                                      236,619
              7,300    UNISOURCE ENERGY CORP                                         120,888
              6,400    WESTAR ENERGY INC                                              69,440
              1,400    WESTERN GAS RESOURCES INC                                      46,354
                                                                             ---------------
                       TOTAL UTILITIES                                       $     1,356,746

                                                                             ---------------
TOTAL COMMON STOCK (COST $61,529,770)                                        $    57,391,411

INDEX FUNDS 2.67%
             22,300    ISHARES RUSSELL 2000 INDEX FUND                       $     1,664,695
                                                                             ---------------
TOTAL INDEX FUNDS (COST $1,824,167)                                          $     1,664,695

                                                                             ---------------
TOTAL INVESTMENTS AT VALUE 94.81% (COST $63,353,937)                              59,056,106

                                                                             ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 5.19%                                        3,230,701

                                                                             ---------------
NET ASSETS 100.00%                                                           $    62,286,807

See accompanying notes to these financial statements.

* Non-income producing security

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INTERNATIONAL EQUITY FUND

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK 90.60%
                       AUSTRALIA 2.47%
             29,419    AMCOR LTD                                             $       132,743
             19,800    AUSTRALIAN & NEW ZEALAND BANK GROUP                           206,923
             50,096    BHP BILLITON LTD                                              269,414
             16,300    BRAMBLES INDS LTD                                              61,969
            100,507    DAVID JONES LTD                                                60,244
             13,515    FOODLAND ASSOC LTD                                            142,891
             86,753    FOSTER'S GROUP LTD                                            228,703
             81,900    INSURANCE AUSTRALIA GROUP LTD                                 113,182
             55,000    JOHN FAIRFAX HLDGS                                             89,133
            279,600    M.I.M. HLDGS LTD                                              176,903
              8,000    MAYNE GROUP LTD                                                15,984
              9,702    NATIONAL AUSTRALIA BANK LTD                                   185,069
             31,844    NEWS CORP LTD                                                 188,045
              1,400    NEWS CORP LTD PFD (ORDINARY SHARES)                            27,678
            139,020    OIL SEARCH LTD*                                                54,009
            150,000    PASMINCO LTD* **                                                   --
             14,400    PUBLISHING & BROADCASTING LTD                                  65,215
             11,000    SONS OF GWALIA LTD                                             16,178
             16,000    WESTPAC BANKING CORP                                          126,096
             25,800    WMC LTD                                                       108,681
             39,200    WOOLWORTHS LTD                                                267,816
                                                                             ---------------
                       TOTAL AUSTRALIA                                       $     2,536,876

                       AUSTRIA 0.13%
                600    BBAG OEST BRAU-BETEILIGUNGS AG                        $        32,805
                650    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                 38,087
                750    FLUGHAFEN WIEN AG                                              25,171
                390    OMV AG                                                         37,811
                                                                             ---------------
                       TOTAL AUSTRIA                                         $       133,874

                       BELGIUM 0.57%
                550    ALMANIJ NV                                            $        18,573
              6,000    DEXIA                                                          57,814
                500    ELECTRABEL                                                    116,212
              5,600    FORTIS B                                                      102,423
              5,126    GROUPE BRUXELLES LAMBERT SA                                   189,091
              1,140    SOLVAY                                                         68,583
              1,200    UCB SA                                                         29,281
                                                                             ---------------
                  `    TOTAL BELGIUM                                         $       581,977

                       BRAZIL 0.37%
              8,700    CIA DE CONCESSOES RODOVIARIAS*                        $        13,298
              6,000    CIA VALE DO RIO DOCE ADR*                                     158,100
              5,800    COMPANIA VALE DO RIO DOCE ADR                                 147,900
              4,100    VOTORANTIM CELULOSE E PAPEL SPON ADR                           62,935
                                                                             ---------------
                       TOTAL BRAZIL                                          $       382,233

                       CANADA 0.48%
             10,000    HUDSON'S BAY CO                                       $        45,992
              3,000    INCO LTD*                                                      57,011
              5,000    NORSKE SKOG CANADA LTD*                                        16,289
             66,600    NORTEL NETWORKS CORP*                                          80,830
              8,000    PLACER DOME INC                                                69,754
              1,900    ROTHMANS INC                                                   39,420
              7,000    TECK COMINCO LTD CL B                                          48,515
             17,000    TEMBEC INC*                                                   111,306
              2,691    TRIZEC CANADA INC                                              24,409
                                                                             ---------------
                       TOTAL CANADA                                          $       493,526

                       DENMARK 0.13%
              2,400    CARLSBERG A/S CL B                                    $       112,569
                900    NOVO NORDISK A/S CL B                                          24,824
                                                                             ---------------
                       TOTAL DENMARK                                         $       137,393

                       FINLAND 2.55%
             19,400    METSO OYJ                                             $       179,631
             71,765    NOKIA OYJ                                                   1,218,831
             43,600    NOKIA OYJ SPON ADR                                    $       724,632
             15,377    UPM-KYMMENE OYJ                                               498,712
                                                                             ---------------
                       TOTAL FINLAND                                         $     2,621,806

                       FRANCE 8.98%
              7,500    ACCOR SA                                              $       266,267
              1,600    AGF-ASSUR GEN DE FRANCE                                        55,441
              2,662    AIR LIQUIDE SA                                                341,121
              6,694    AVENTIS SA                                                    400,727
              2,000    AXA                                                            29,848
              1,500    BIC                                                            46,940
             11,400    BNP PARIBAS                                                   454,512
             29,629    BOUYGUES                                                      780,193
              2,700    CARREFOUR SA                                                  125,348
                600    CASINO GUICHARD PERRACHON SA                                   37,820
              2,000    CIE DE ST-GOBAIN                                               43,435
             13,587    CREDIT AGRICOLE SA                                            222,280
              7,472    CREDIT LYONNAIS SA                                            265,643
              3,300    ESSILOR INTL SA                                               132,844
              2,650    GROUPE DANONE                                                 343,783
                300    IMERYS SA                                                      34,314
              4,913    LAFARGE SA                                                    391,417
                800    LAGARDERE S.C.A.                                               35,231
              1,800    MICHELIN CIE GLE DES ETABL                                     52,335
              3,700    PECHINEY CL A                                                 114,174
             12,435    PEUGEOT SA                                                    527,548
              1,773    PINAULT-PRINTEMPS-REDOUTE SA                                  141,869
              9,700    RENAULT SA                                                    456,281
             23,600    SANOFI-SYNTHELABO SA                                        1,443,164
              6,800    SCHNEIDER ELECTRIC SA                                         315,153
              1,000    SOPHIA (EX-SFI)                                                28,729
              8,800    STMICROELECTRONICS NV                                         174,729
              9,600    STMICROELECTRONICS NV (NEW YORK SHARES)                       188,832
             13,800    SUEZ SA                                                       242,574
                550    TECHNIP-COFLEXIP SA                                            35,757
              8,552    TELEVISION FRANCAISE                                          220,195
              6,813    TOTALFINAELF SA                                               938,496
             26,000    VIVENDI UNIVERSAL                                             319,273
              1,378    WENDEL INVESTISSEMENT                                          27,497
                                                                             ---------------
                       TOTAL FRANCE                                          $     9,233,770

                       GERMANY 5.20%
              4,000    ADIDAS-SALOMON AG                                     $       305,092
              3,400    AIXTRON AG                                                     20,236
              3,400    ALLIANZ AG REG                                                357,173
             11,212    BAYERISCHE MOTOREN WERKE AG                                   400,272
              9,200    BILFINGER & BERGER BAU AG                                     154,883
              4,000    BRAU UND BRUNNEN AG*                                          184,196
             12,400    CONTINENTAL AG*                                               177,688
             17,600    DAIMLER CHRYSLER AG                                           605,668
              3,300    DEUTSCHE BK AG                                                144,118
             39,300    DEUTSCHE LUFTHANSA AG*                                        450,680
             43,300    DEUTSCHE TELEKOM AG REGD                                      494,406
              1,069    E.ON AG                                                        47,956
              3,700    EPCOS AG*                                                      38,766
              3,000    FRAPORT AG                                                     61,349
              2,100    GEHE AG                                                        80,378
              8,400    INFINEON TECHNOLOGIES AG*                                      81,937
              8,100    K&S AG                                                        152,006
              3,000    KOLNISCHE RUECKVERSICHERUNGS AG*                              160,429
              7,500    METRO AG                                                      175,729
              5,000    MG TECHNOLOGIES AG                                             31,838
              1,900    MUENCHENER RUECKVERSICHERUNGS AG                              242,835
              5,530    REPOWER SYSTEMS AG*                                           110,075
                700    SAP AG                                                         53,932
             10,250    SIEMENS AG                                                    485,096
              7,333    SUEDZUCKER AG                                                  99,488
             19,600    THYSSEN KRUPP AG                                              205,162
              1,600    TUI AG                                                         29,202
                                                                             ---------------
                       TOTAL GERMANY                                         $     5,350,590

                                       25

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
                       GREECE 0.21%
              2,000    GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA         $        18,578
             17,400    HELLENIC TELECOM ORGANIZATION SA                              195,747
                                                                             ---------------
                       TOTAL GREECE                                          $       214,325

                       HONG KONG 2.95%
             98,000    BEIJING ENTERPRISES                                   $        91,725
             42,000    CHEUNG KONG HLDGS                                             278,675
            118,000    CHINA MOBILE*                                                 289,727
            293,000    HANG LUNG PROPERTIES LTD                                      285,509
             25,200    HANG SENG BANK LTD                                            272,213
             18,700    HANISON CONSTRUCTION HLDGS*                                       683
             15,000    HENDERSON LAND DEVELOPMENT CO                                  45,580
            149,600    HKR INTL*                                                      24,743
            273,000    HONG KONG LAND HLDGS LTD*                                     376,740
             38,000    HUTCHISON WHAMPOA                                             233,864
             75,521    HYSAN DEVELOPMENT                                              59,550
            106,000    JOHNSON ELECTRIC HLDGS                                        112,124
            138,000    LI & FUNG                                                     137,126
            100,000    LIU CHONG HING BANK                                            86,545
            184,000    NEW WORLD DEVELOPMENT CO                                      104,982
            530,000    PACIFIC CENTURY CYBERWORKS*                                    74,749
             26,000    SCMP GROUP LTD                                                 12,001
             40,000    SHANGHAI INDUSTRIAL HLDG LTD                                   62,312
             17,000    SUN HUNG KAI PPTYS                                            105,931
             44,000    SWIRE PACIFIC LTD CL A                                        185,040
            150,000    SWIRE PACIFIC LTD CL B                                         97,123
            150,000    WHEELOCK & CO LTD                                             100,969
                                                                             ---------------
                       TOTAL HONG KONG                                       $     3,037,911

                       INDIA 0.24%
              6,000    GAS AUTH OF INDIA LTD SPON GDR 144A***                $        49,303
              4,000    HINDALCO INDS LTD GDR                                          40,920
              9,375    ICICI BANK LTD ADR                                             57,656
              5,200    ITC LTD GDR                                                    66,924
              8,800    VIDESH SANCHAR NIGAM LTD ADR                                   33,176
                                                                             ---------------
                       TOTAL INDIA                                           $       247,979

                       INDONESIA 0.13%
             62,000    PT ASTRA INTL INC*                                    $        13,938
             62,000    PT INDONESIAN SATELLITE CORP TBK                               52,394
            170,000    PT INTL NICKEL INDONESIA TBK*                                  69,068
                                                                             ---------------
                       TOTAL INDONESIA                                       $       135,400

                       IRELAND 0.49%
              8,174    ALLIED IRISH BANKS PLC                                $       114,945
              9,000    ALLIED IRISH BANKS PLC (FOREIGN SHARES)                       126,115
             14,400    CRH PLC                                                       182,817
              7,100    IRISH LIFE & PERMANENT PLC                                     84,374
                                                                             ---------------
                       TOTAL IRELAND                                         $       508,251

                       ITALY 3.00%
              9,300    ASSICURAZIONE GENERALI                                $       165,776
              6,400    BANCA TOSCANA SPA                                              22,183
             19,000    ENEL SPA                                                       93,326
            135,834    ENI SPA                                                     1,885,920
              1,500    FIAT SPA                                                       12,508
                800    IFI ISTIT FIN INDUSTR SPA PRIV                                  8,065
             17,200    INTESABCI SPA                                                  29,212
             14,000    ITALGAS                                                       136,424
             12,000    LA RINASCENTE SPA                                              52,882
              4,200    RAS SPA                                                        52,323
              1,700    SAN PAOLO-IMI SPA                                              10,606
              6,000    TELECOM ITALIA MOBILE DI RISP                                  24,777
             71,397    TELECOM ITALIA SPA                                            530,554
             16,000    UNICREDITO ITALIANO SPA                                        60,210
                                                                             ---------------
                       TOTAL ITALY                                           $     3,084,766

                       JAPAN 17.50%
              7,810    ACOM CO LTD 144A***                                   $       241,612
              7,100    ADVANTEST                                                     233,556
             28,000    AEON CO LTD                                                   687,944
              3,065    AIFUL CORP                                            $       128,845
              6,000    AISIN SEIKI CO LTD                                             77,332
             10,000    ALPS ELECTRONICS CO LTD                                       118,439
              3,300    ARISAWA MFG CO                                                 56,028
              3,100    BANDAI CO                                                     112,350
             10,000    BANK OF FUKUOKA LTD                                            36,895
              3,600    C&S CO LTD                                                     52,776
             25,000    CANON INC                                                     922,374
             18,100    CHUBU ELECTRIC PWR                                            302,135
              7,000    CHUDENKO CORP                                                  86,279
             18,900    CHUGAI PHARMACEUTICAL CO LTD                                  154,582
              5,000    CREDIT SAISON CO                                               98,767
              4,900    CSK CORP                                                      118,590
             21,000    DAI NIPPON PRINTING CO LTD                                    214,611
              2,000    DAIICHI PHARMACEUTICAL                                         29,222
             12,000    DAIKIN INDS LTD                                               186,303
             17,000    DAIMARU INC                                                    57,865
             36,000    DAIWA SECS GROUP                                              168,084
              8,000    DENSO CORP                                                    127,532
                 26    EAST JAPAN RAILWAY CO                                         118,423
              2,700    FANUC LTD                                                     106,889
              2,700    FUJI SOFT ABC INC                                              40,772
              2,000    HIROSE ELECTRIC CO LTD                                        141,050
             39,000    HITACHI LTD                                                   152,485
             24,400    HONDA MOTOR CO                                                874,345
              4,400    HOYA CORP                                                     302,049
             28,000    JAPAN AIRLINES SYS CORP*                                       58,052
              5,000    JAPAN AIRPORT TERMINAL CO                                      32,038
                 28    JAPAN TELECOM CO LTD                                           73,594
             10,000    KANSAI ELECTRIC POWER CO INC                                  141,539
             11,000    KAO CORP                                                      251,408
                900    KEYENCE CORP                                                  148,984
              4,000    KIRIN BEVERAGE CORP                                            67,913
             17,000    KONICA CORP                                                   115,452
              2,100    KOSE CORP                                                      64,966
              1,100    MABUCHI MOTOR CORP                                             97,690
              9,000    MINEBEA CO                                                     40,846
             40,000    MITSUBISHI CORP                                               249,776
             40,000    MITSUBISHI ELECTRIC CORP*                                     101,543
             28,500    MITSUBISHI ESTATE CO LTD                                      213,093
             98,000    MITSUBISHI HEAVY IND CO LTD                                   207,983
             45,000    MITSUBISHI MOTOR CORP*                                         87,421
             15,000    MITSUBISHI RAYON CO                                            31,222
             29,000    MITSUI & CO                                                   137,058
             54,000    MITSUI FUDOSAN                                                413,893
             53,000    MITSUI SUMITOMO INSURANCE CO                                  220,202
              2,700    MURATA MANUFACTURING CO LTD                                   127,606
             38,000    NEC CORP                                                      139,580
             72,000    NIKKO CORDIAL CORP                                            288,564
             17,000    NIKON CORP*                                                   118,782
              4,800    NINTENDO CO LTD                                               462,330
             16,000    NIPPON OIL CORP                                                61,775
                 60    NIPPON TEL & TEL CORP                                         219,900
                110    NIPPON TELEVISION NETWORK CORP                                 17,868
            111,000    NISSAN MOTOR CO                                               852,592
              3,000    NISSIN FOOD PRODUCTS                                           59,628
              4,100    NITTO DENKO CORP                                              108,097
             23,000    NOMURA HLDGS INC                                              264,713
                280    NTT DOCOMO INC                                                516,529
              6,600    ORIX CORP                                                     373,341
                200    PROMISE CO LTD                                                  6,481
             19,000    RICOH CORP LTD                                                339,646
              2,500    RINNAI CORP                                                    54,996
              3,200    ROHM CO                                                       403,036
             13,000    SANKYO CO                                                     153,228
              6,000    SEGA CORP*                                                     72,484
             36,000    SEKISUI HOUSE                                                 264,762
              3,000    SHIMACHU CO                                                    57,791
                600    SHIMAMURA CO LTD                                               38,397
             15,000    SHIONOGI & CO                                                 172,027
             10,000    SHISEIDO CO LTD                                               111,175
              5,000    SHOWA CORP                                                     40,813

                                       26

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
             16,200    SONY CORP                                             $       696,874
             19,000    SUMITOMO CHEMICAL                                              56,918
             41,000    SUMITOMO MITSUI BANKING CORP                                  169,676
             14,000    SUMITOMO TRUST & BKG CO                                        63,995
             29,000    SUZUKI MOTOR CORP                                             310,334
              6,000    TAIYO YUDEN CO                                                 71,406
             20,100    TAKEDA CHEMICAL INDS                                          835,107
              9,000    TANABE SEIYAKU CO                                              76,402
              4,400    TDK CORP                                                      172,753
              6,000    TOKYO BROADCASTING SYS INC                                     82,279
             10,300    TOKYO ELECTRON                                                415,329
             20,000    TOKYO GAS                                                      58,444
             40,000    TOKYU CORP                                                    140,397
              7,000    TOPPAN PRINTING CO                                             52,053
             63,000    TORAY INDS INC                                                135,246
              5,272    TOSTEM INAX HLDG CORP                                          71,005
                104    UFJ HLDGS                                                     157,048
              7,000    USHIO ELECTRIC                                                 73,194
                 22    WEST JAPAN RAILWAY CO                                          71,292
              8,000    YAMAHA CORP                                                    68,958
              3,000    YAMANOUCHI PHARMACEUTICAL CO                                   73,463
              8,000    YAMATO TRANSPORT CO LTD                                       113,950
                                                                             ---------------
                       TOTAL JAPAN                                           $    17,995,071

                       LUXEMBOURG 0.09%
             18,600    SOCIETE EUROPEENNE SATELLITE                          $        93,940
                                                                             ---------------
                       TOTAL LUXEMBOURG                                      $        93,940

                       MALAYSIA 0.03%
             20,000    MAXIS COMMUNICATIONS BERHAD*                          $        31,316
                                                                             ---------------
                       TOTAL MALAYSIA                                        $        31,316

                       MEXICO 0.77%
             16,300    AMERICA MOVIL SA DE CV ADR                            $       219,072
             18,700    TELEFONOS DE MEXICO SA CL L SPON ADR                          570,350
                                                                             ---------------
                       TOTAL MEXICO                                          $       789,422

                       NETHERLANDS 7.13%
             32,330    ABN AMRO HLDGS NV                                     $       474,803
             76,725    AEGON NV                                                    1,040,177
              1,900    AKZO NOBEL NV                                                  56,823
             15,000    ASML HLDG NV REG SHARES*                                      129,000
              6,000    HAGEMEYER NV                                                   45,455
             24,150    HEINEKEN NV                                                   970,262
             38,598    ING GROEP NV                                                  645,597
             10,903    KONINKLIJKE AHOLD NV                                          137,125
             73,000    KONINKLIJKE KPN NV*                                           462,668
              7,900    KONINKLIJKE NUMICO NV                                         125,956
             11,200    KONINKLIJKE PHILIPS ELECTRS NV                                200,754
                200    KONINKLIJKE PHILIPS ELECTRS NV SPON ADR                         3,540
              5,832    KONINKLIJKE VENDEX KBB NV                                      55,098
              3,600    LAURUS NV*                                                      3,316
             46,312    ROYAL DUTCH PETROLEUM CO                                    2,003,286
              1,700    ROYAL DUTCH PETROLEUM CO (NEW YORK SHARES)                     72,726
              1,500    TNT POST GROEP NV                                              24,302
             10,210    UNILEVER NV                                                   654,685
                750    UNIVAR NV*                                                      3,788
              6,158    VNU NV                                                        165,324
              1,500    VOPAK (KONINKLIJKE)*                                           17,231
                700    WERELDHAVE NV                                                  35,250
                                                                             ---------------
                       TOTAL NETHERLANDS                                     $     7,327,166

                       NEW ZEALAND 0.64%
            116,000    AIR NEW ZEALAND*                                      $        29,892
            110,000    CARTER HOLT HARVEY LTD                                         88,245
             31,000    LION NATHAN LTD                                                89,638
            182,050    TELECOM CORP OF NEW ZEALAND                                   447,874
                                                                             ---------------
                       TOTAL NEW ZEALAND                                     $       655,649

                       NORWAY 0.92%
              6,000    HYDRALIFT ASA                                         $        41,955
              4,300    NORSK HYDRO ASA                                               165,660
             12,000    NORSKE SKOGINDUSTRIER                                         158,137
             40,000    PAN FISH ASA*                                         $        10,973
              6,000    PROSAFE ASA*                                                   75,841
             67,300    STATOIL ASA                                                   488,691
                                                                             ---------------
                       TOTAL NORWAY                                          $       941,257

                       PORTUGAL 0.07%
             30,000    ELECTRICIDADE DE PORTUGAL SA                          $        45,752
              5,100    PORTUGAL TELECOM SA                                            30,808
                                                                             ---------------
                       TOTAL PORTUGAL                                        $        76,560

                       RUSSIA 0.30%
              4,800    LUKOIL CO SPON ADR                                    $       312,000
                                                                             ---------------
                       TOTAL RUSSIA                                          $       312,000

                       SINGAPORE 1.52%
             68,200    ALLGREEN PPTYS                                        $        40,170
             17,000    DBS GROUP HLDGS LTD                                           119,386
             59,000    DBS GROUP HLDGS LTD REG D ADR 144A***                         414,345
             64,000    JARDINE STRATEGIC HLDGS LTD*                                  161,920
             42,000    KEPPEL CORP LTD                                               104,661
             21,000    SINGAPORE AIRLINES                                            130,826
             40,000    SINGAPORE LAND                                                 74,305
            581,000    SINGAPORE TELECOM LTD 144A***                                 473,829
            120,000    SMART CORP LTD                                                 44,175
                                                                             ---------------
                       TOTAL SINGAPORE                                       $     1,563,617

                       SOUTH AFRICA 0.17%
             15,000    LIBERTY GROUP LTD                                     $        81,387
            550,000    MARTPROP PPTY FUND                                             92,244
                                                                             ---------------
                       TOTAL SOUTH AFRICA                                    $       173,631

                       SOUTH KOREA 2.12%
              2,830    HYUNDAI MOTOR CO                                      $        71,882
              3,367    KOOKMIN BANK                                                  112,187
             16,000    KT CORP SPON ADR                                              328,640
              1,337    LG CHEMICAL LTD                                                39,940
              1,230    POSCO                                                         115,581
              7,000    SAMSUNG CO                                                     39,639
                915    SAMSUNG ELECTRONICS CO                                        259,069
              8,045    SAMSUNG ELECTRONICS CO GDR                                  1,148,424
                310    SAMSUNG FIRE AND MARINE INS                                    18,826
                310    SHINSEGAE CO LTD                                               41,851
                                                                             ---------------
                       TOTAL SOUTH KOREA                                     $     2,176,039

                       SPAIN 1.51%
              6,280    ALTADIS SA SER A                                      $       132,777
             54,100    BANCO BILBAO VIZCAYA ARGENTARIA SA                            515,394
                500    BANCO POPULAR ESPANOL                                          21,410
              3,500    BANCO SANTANDER CENTRAL HISPANO                                21,455
              5,000    ENDESA SA                                                      51,644
              4,600    GAS NATURAL SDG SA                                             77,214
              4,000    IBERDROLA SA                                                   47,534
             17,100    INDITEX                                                       384,405
              3,000    RED ELECTRICA DE ESPANA                                        24,035
              6,000    REPSOL YPF SA                                                  67,855
             19,952    TELEFONICA SA*                                                189,286
              1,500    UNION FENOSA SA                                                15,731
                                                                             ---------------
                       TOTAL SPAIN                                           $     1,548,740

                       SWEDEN 0.96%
             20,500    ASSA ABLOY AB CL B                                    $       202,485
              5,500    AUTOLIV INC SDR                                               105,949
              9,500    BILLERUD AB                                                    97,982
             95,500    ERICSSON (L.M.) TELEFONAKTIEBOLAGET SER B*                     77,130
             22,600    FORENINGSSPARBANKEN A                                         249,127
             14,400    SAAB AB                                                       138,304
              8,900    SVENSKA HANDELSBANKEN AB CL A                                 113,649
                                                                             ---------------
                       TOTAL SWEDEN                                          $       984,626

                       SWITZERLAND 6.74%
              1,300    ABB LTD*                                              $         1,735
                125    CENTERPULSE-REG*                                               20,238

                                       27

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
             28,880    CIE FINCANC RICHEMONT                                 $       498,876
             29,534    CREDIT SUISSE GROUP*                                          564,191
                150    FORBO HLDGS AG                                                 43,896
                300    GEBERIT AG*                                                    83,017
                 20    GRANDS MAGASINS JELMOLI                                        13,128
                100    GRANDS MAGASINS JELMOLI REG                                    12,871
                400    HERO AG                                                        40,916
              2,700    HOLCIM LTD CL B                                               416,102
                300    LONZA GROUP AG                                                 18,239
              3,590    NESTLE SA                                                     769,703
             21,214    NOVARTIS AG                                                   809,069
              3,550    ROCHE HOLDING AG                                              251,304
                300    SULZER AG REG*                                                 36,682
             14,247    SWISS RE                                                      989,241
              4,281    SWISSCOM AG                                                 1,273,106
             15,921    UBS AG*                                                       758,733
                200    VALORA HLDG AG                                                 34,548
              3,158    ZURICH FINL SVCS AG                                           297,359
                                                                             ---------------
                       TOTAL SWITZERLAND                                     $     6,932,954

                       TAIWAN 0.37%
             76,500    CHINA STEEL CORP                                      $        41,161
              9,360    COMPAL ELECTRONICS GDR 144A* ***                               51,979
             76,500    TAIWAN CEMENT CORP*                                            18,159
             24,924    TAIWAN SEMICONDUCTOR MFG SPON ADR*                            194,906
            100,000    UNITED MICROELECTRONICS CORP*                                  72,508
                                                                             ---------------
                       TOTAL TAIWAN                                          $       378,713

                       THAILAND 0.21%
             34,000    ELECTRICITY GENER (FOREIGN)                           $         9,856
             20,000    PTT EXPLORATION & PRODUCTION ALIEN MKT                         57,770
              5,000    SIAM CEMENT CO ALIEN MKT                                      123,628
                                                                             ---------------
                       TOTAL THAILAND                                        $       211,254

                       UNITED KINGDOM 21.65%
              9,300    ABBEY NATIONAL                                        $        96,029
             10,000    ALLIED DOMECQ PLC                                              59,764
             41,400    ARM HLDGS PLC*                                                 36,595
             65,535    ASTRAZENECA PLC                                             2,435,913
              4,700    ASTRAZENECA PLC SPON ADR                                      176,485
              9,500    AVIVA PLC                                                      72,827
             50,948    BAA PLC                                                       454,735
             83,950    BAE SYS PLC                                                   244,620
             66,824    BARCLAYS PLC                                                  462,094
             97,600    BG GROUP PLC                                                  389,373
             57,573    BHP BILLITON PLC                                              281,028
             18,400    BOC GROUP PLC                                                 258,793
              6,200    BOOTS CO PLC                                                   57,714
            107,829    BP PLC                                                        691,664
             26,000    BRAMBLES INDS PLC                                              85,422
             46,565    BRITISH AMERICAN TOBACCO INDS PLC                             476,445
             42,242    BRITISH SKY BROADCASTING PLC*                                 398,839
             45,900    BT GROUP PLC                                                  130,336
              3,500    CADBURY SCHWEPPES PLC                                          22,779
             66,800    CENTRICA PLC                                                  190,206
             19,000    CHUBB PLC                                                      26,158
             38,000    COMPASS GROUP PLC                                             168,395
             37,027    DIAGEO PLC                                                    417,377
             15,000    DIXONS GROUP PLC                                               44,706
             11,468    FKI PLC                                                        12,559
             12,700    GALLAHER GROUP                                                124,778
             48,161    GLAXOSMITHKLINE PLC                                           919,244
            311,923    GRANADA PLC                                                   358,683
              9,200    GUS PLC                                                        83,122
              9,000    HANSON PLC                                                     40,833
            120,257    HBOS PLC                                                    1,331,105
             11,111    HSBC HLDGS PLC                                                123,768
             11,818    IMPERIAL CHEMICAL INDS                                         46,408
              9,100    IMPERIAL TOBACCO GROUP PLC                                    142,370
             18,000    INTERNATIONAL POWER PLC*                                       28,020
             30,000    INVENSYS PLC                                                   30,038
              9,000    JOHN WOOD GROUP PLC                                            22,529
             45,000    KIDDE PLC                                             $        47,170
              5,532    KINGFISHER PLC                                                 19,344
             22,680    LEGAL & GENERAL GROUP PLC                                      39,386
            101,278    LLOYDS TSB GROUP PLC                                          871,472
              1,680    LONMIN PLC                                                     22,867
            115,771    MARKS & SPENCER GROUP PLC                                     677,856
             30,100    MM02 PLC*                                                      22,604
            118,209    NATIONAL GRID TRANSCO PLC                                     841,468
              6,000    P&O PRINCESS CRUISES PLC                                       44,025
             44,400    PEARSON PLC                                                   473,743
              6,000    PENINSULAR AND ORIENTAL STEAM NAVIGATION CO                    17,859
             49,128    PRUDENTIAL PLC                                                351,254
              9,000    RANK GROUP                                                     41,678
             18,000    RENTOKIL INITIAL PLC                                           61,039
             88,764    REUTERS GROUP PLC                                             261,772
              2,000    RMC GROUP PLC                                                  12,672
            118,841    ROYAL & SUN ALLIANCE INS GRP                                  215,675
             39,292    ROYAL BANK OF SCOTLAND GROUP PLC                              924,544
             51,621    SABMILLER PLC                                                 348,888
             13,000    SAFEWAY PLC                                                    45,151
              8,000    SCOTTISH & NEWCASTLE PLC                                       61,954
              9,000    SCOTTISH & SOUTHERN ENERGY                                     89,270
             86,877    SCOTTISH POWER                                                477,076
             10,000    SEVERN TRENT                                                  103,257
             30,300    SHELL TRANS & TRDG PLC                                        194,713
             11,500    SHIRE PHARMACEUTICALS GROUP*                                   92,658
              6,000    SIX CONTINENTS PLC                                             48,719
             49,100    SMITHS GROUP PLC                                              563,452
             69,236    STANDARD CHARTERED PLC                                        805,899
            148,603    TESCO PLC                                                     460,910
              6,450    THUS GROUP PLC*                                                 1,032
             24,671    TOMKINS PLC                                                    76,424
              7,500    TRINITY MIRROR                                                 42,476
             51,300    UNILEVER PLC                                                  506,835
             10,000    UNITED UTILITIES PLC                                           92,462
              7,200    VIRIDIAN GROUP PLC                                             58,012
                800    VODAFONE AIRTOUCH PLC SPON ADR                                 12,736
          1,357,500    VODAFONE GROUP PLC                                          2,182,214
              4,000    WOLSELEY PLC                                                   33,480
              7,600    XSTRATA PLC*                                                   78,832
                                                                             ---------------
                       TOTAL UNITED KINGDOM                                  $    22,264,632

                                                                             ---------------
TOTAL COMMON STOCK (COST $113,737,636)                                       $    93,157,264

DEBT 0.09%
JPY      12,000,000    SANWA INTL FINANCE BERM 1.250% 08/01/2005             $         23,63
JPY      10,000,000    UMC JAPAN CV 144A 0.000% 03/26/2007***                         61,551
                                                                             ---------------
TOTAL DEBT (COST $179,874)                                                   $        85,182

PREFERRED STOCK 0.51%
              3,631    NEWS CORP LTD PFD                                     $        17,935
              7,000    BAYERISCHE MOTOREN WERKE AG PFD (SWITZERLAND)*                165,608
             10,000    RHEINMETAL AG PFD                                             113,984
              7,900    VOLKSWAGEN AG PFD                                             217,098
              2,200    FIAT SPA PFD                                                   10,131
                                                                             ---------------
TOTAL PREFERRED STOCK (COST $491,352)                                        $       524,756

CERTIFICATES OF DEPOSIT 1.31%
          1,349,636    EURO TIME DEPOSIT 3.310% 11/01/2002                   $     1,349,636
                                                                             ---------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,349,636)                              $     1,349,636

WARRANTS 0.00%
              1,700    C.G.I.P. WARRANTS*                                    $            17
                                                                             ---------------
TOTAL WARRANTS (COST $96)                                                    $            17

                                                                             ---------------
TOTAL INVESTMENTS AT MARKET VALUE 92.51% (COST $115,758,594)                      95,116,855

                                                                             ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 7.49%                                        7,706,013

                                                                             ---------------
NET ASSETS 100.00%                                                           $   102,822,868

------------------------------------------------------------------------
INDUSTRY SECTOR BREAKDOWN                         % OF TOTAL INVESTMENTS
------------------------------------------------------------------------
                 FINANCIAL SERVICES                                20.15%
                 TECHNOLOGY                                        15.51
                 CONSUMER DURABLES                                 11.33
                 CAPITAL GOODS                                      9.84
                 HEALTH CARE                                        9.25
                 CONSUMER NON-DURABLES                              8.46
                 ENERGY                                             8.34
                 BASIC INDUSTRIES                                   4.70
                 CONSUMER SERVICES                                  4.13
                 UTILITIES                                          3.60
                 REAL ESTATE (PUBLICLY TRADED)                      2.31
                 TRANSPORTATION                                     1.24
                 TELECOMMUNICATIONS                                 0.60
                 OTHER                                              0.54
                 -------------------------------------------------------
                 TOTAL                                            100.00%

FORWARDS

---------------------------------------------------------------------------------------------
             DELIVER/RECEIVE                                                   NET UNREALIZED
SETTLEMENT       IN EXCHANGE        UNITS OF            COST ON                  APPRECIATION
      DATE           FOR USD        CURRENCY   ORIGINATION DATE        VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------
      Buys
  11/01/02               CHF         245,000      $     164,429   $  165,971       $    1,542
  11/01/02               JPY       1,574,445             12,829       12,852               23
  11/04/02               EUR          39,152             38,552       38,765              213
  11/05/02               JPY       8,000,000             65,253       65,316               63
  11/07/02               JPY     210,000,000          1,685,556    1,714,703           29,147
---------------------------------------------------------------------------------------------
     TOTAL                                                                         $   30,988

     Sales
  11/01/02               CAD           1,003      $         642   $      641       $        1
  11/01/02               EUR           7,001              6,874        6,929              (55)
  11/04/02               DKK              94                 12           12                0
  11/04/02               EUR             403                396          399               (3)
  11/04/02               HKD          35,751              4,584        4,584                0
  11/04/02               NOK              67                  9            9                0
  11/05/02               JPY       3,451,559             28,117       28,180              (63)
  11/05/02               SGD           8,778              4,968        4,972               (4)
  11/07/02               JPY     210,000,000          1,704,647    1,714,704          (10,057)
---------------------------------------------------------------------------------------------
TOTAL                                                                              $  (10,181)

--------------------------------------------------------------------------------------------
CROSS CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------
                                                                                 UNREALIZED
                                                                                GAIN (LOSS)
EXCHANGE DATE THROUGH    CURRENCY TO BE DELIVERED    CURRENCY TO BE RECEIVED            US$
-------------------------------------------------------------------------------------------
             11/04/02               (63,250)  GBP               100,000  EUR    $        82
             11/15/02              (840,000)  GBP             1,329,114  EUR          2,378
             11/21/02           (17,070,200)  JPY               149,844  EUR          8,778
             11/22/02           (26,711,540)  JPY               223,384  EUR          2,742
             11/26/02           (63,542,170)  JPY               550,817  EUR         25,548
             12/04/02            (2,251,598)  MXN               242,099  EUR         18,988
             12/09/02           (22,389,600)  JPY               353,371  AUD         12,356
             12/09/02           (22,991,475)  JPY               197,827  EUR          7,548
             12/12/02              (192,980)  GBP               307,195  EUR          2,519
              1/15/03           (21,424,620)  JPY               177,239  EUR           (583)
              3/12/03           (33,681,646)  JPY               288,099  EUR          7,152
              3/31/03          (120,127,350)  JPY             1,016,104  EUR         12,759
              4/22/03           (22,982,550)  JPY               191,457  EUR           (785)
-------------------------------------------------------------------------------------------
TOTAL                                                                           $    99,482


See accompanying notes to these financial statements.

ADR       American Depositary Receipt
GDR       Global Depository Receipt
SPON ADR  Sponsored American Depositary Receipt

  *  Non-income producing security
 **  Denotes a fair valued security.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2002, these securities amounted to $1,292,619 or 1.3% of net assets.

Currency Code Key

AUD       AUSTRALIAN DOLLAR
CAD       CANADIAN DOLLAR
CHF       SWISS FRANC
DKK       DANISH KRONE
EUR       EURO
GBP       UK POUND
HKD       HONG KONG DOLLAR
JPY       JAPANESE YEN
MXN       MEXICAN NEW PESO
NOK       NORWEGIAN KRONE
SGD       SINGAPORE DOLLAR

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE PLUS BOND FUND

October 31, 2002 (Unaudited)

PAR VALUE OR SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 5.59%
$           200,000    CITIBANK CREDIT CARD ISSUANCE TR 02-C1 CL C1
                       (STEP BOND) 2.760% 02/09/2009                         $       198,701
          1,100,000    CONSECO FINANCE SECS CORP 00-6 CL A5 7.270%
                       09/01/2032                                                  1,163,053
            862,704    COUNTRYWIDE ASSET BACKED CERT 02-BC1 CL A
                       (STEP BOND) 2.170% 04/25/2032                                 860,558
            270,000    DAIMLER CHRYSLER MASTER OWNER TR 02-A CL A
                       (FRN) 1.863% 05/16/2005                                       269,941
            515,066    EQCC TR 02-1 CL 2A (FRN) 2.130% 11/25/2031                    514,644
            127,880    GMAC MTG CORP LN TR 01-HE4 CL A1 (FRN) 2.050%
                       04/25/2027                                                    127,887
            150,000    GREEN TREE FINL CORP 92-2 CL B 9.150% 01/15/2018              151,035
            378,516    HANAREUM INTL FDG LTD 1A CL 1 144A (FRN)
                       1.860% 12/14/2011*                                            378,073
            667,681    LONG BEACH MTG LOAN TR 01-2 CL A2 (STEP BOND)
                       2.094% 07/25/2031                                             665,999
            677,022    MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AF1
                       (FRN) 2.060% 07/25/2016                                       677,214
            137,721    NEXTCARD CREDIT CARD MASTER TR 01-1 CL A 144A
                       2.103% 04/16/2007*                                            137,732
            800,000    NISSAN AUTO TR 02-B CL A3 3.990% 12/15/2005                   822,196
            342,000    SLM STUDENT LN TR 01-3 CL A1L (FRN) 1.891%
                       04/25/2010                                                    341,999
            438,585    SLM STUDENT LN TR 01-4 CL A1 (FRN) 1.889%
                       01/25/2011                                                    438,963
            400,000    STANDARD CREDIT CARD MASTER TR 95-1 CL A
                       8.250% 01/07/2007                                             450,116
            624,893    XEROX EQUIPMENT LEASE OWNER TR 01-1 CL A 144A
                       (FRN) 3.823% 02/15/2008*                                      629,601
                                                                             ---------------
TOTAL ASSET BACKED SECURITIES (COST $7,736,079)                              $     7,827,712

COLLATERALIZED MORTGAGE OBLIGATIONS 4.12%
                       PRIVATE LABEL CMO'S 3.53%
            259,957    AMORTIZING RESIDENTIAL COLLATERAL TR 02-BC1M
                       CL A (FRN) 2.094% 01/01/2032                          $       259,957
          8,700,000    BEAR STEARNS COMMERCIAL MTG SECS 02-HOME
                       CL X1 IO 144A 1.594% 12/03/2013*                              160,950
            200,000    CAPCO AMERICA SEC 98-D7 CL A1B 6.260% 10/15/2030              222,490
            446,132    COMMERCIAL MTG ACCEP CORP 97-ML1 CL A4 6.735%
                       12/15/2030                                                    489,091
            600,000    CRIIMI MAE COMMERCIAL MTG TR 98-C1 CL A2 144A
                       7.000% 06/02/2033*                                            653,030
            425,000    GE CAPITAL COMMERCIAL MTG CORP 02-2A CL A2
                       4.970% 08/11/2036                                             440,366
            450,000    GMAC COMM MTG SECS INC 99-C2 CL A2 6.945%
                       09/15/2033                                                    512,595
            877,759    IMPAC CMB TR 02-1 CL A1 (FRN) 2.150% 03/25/2032               876,655
            190,115    MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1
                       (FRN) 2.150% 05/25/2033                                       189,685
            325,000    MORGAN STANLEY CAPITAL I 99-FNV1 CL A2 6.530%
                       03/15/2031                                                    365,168
            125,000    SALOMON BRO MTG SEC VII 02-KEY2 CL A2 4.467%
                       03/18/2036                                                    125,962
            500,000    STRUCTURED ASSET SEC CORP 96-CFL CL G 7.750%
                       02/25/2028                                                    575,148
             73,835    WASHINGTON MUTUAL 00-1 CL A1 (FRN) 2.120%
                       06/25/2024                                                     73,847
                                                                             ---------------
                       TOTAL PRIVATE LABEL CMO'S                             $     4,944,944

                       U.S. AGENCY CMO'S 0.59%
            500,000    FHLMC 2277 CL B 7.500% 01/15/2031                     $       537,142
            296,419    FNMA WHOLE LOAN 01-W2 CL AS1 4.490% 08/25/2028                297,956
                                                                             ---------------
                       TOTAL U.S. AGENCY CMO'S                               $       835,098

                                                                             ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,738,308)                  $     5,780,042

CORPORATE DEBT 34.02%
                       BANKING & FINANCE 11.44%
            600,000    ARCEL FINANCE LTD SECD 144A 5.984% 02/01/2009*        $       631,800
            250,000    ASSOCIATES CORP NA SR NTS 5.800% 04/20/2004                   262,687
             40,000    BANK OF AMERICA CORP SR NTS 4.875% 09/15/2012                  39,778
$            40,000    BANK OF AMERICA CORP SUB NTS 7.800% 02/15/2010        $        47,110
            495,000    BANK OF AMERICA CORP SUB NTS 7.400% 01/15/2011                577,132
            500,000    BANK ONE CORP SUB 7.875% 08/01/2010                           595,316
             50,000    BARCLAYS BANK PLC 144A (FRN) 6.860% 06/15/2049*                48,311
            270,000    BARCLAYS BANK PLC BDS 144A 8.550% 09/15/2049* ++              323,786
             55,000    BEAR STEARNS CO INC 6.500% 05/01/2006                          59,475
            400,000    BOEING CAPITAL CORP 7.375% 09/27/2010                         430,615
             50,000    CALPINE CANADA ENERGY FINANCE ULC 8.500%
                       05/01/2008                                                     16,250
             50,000    CHASE MANHATTAN CORP SUB NTS 7.125%
                       06/15/2009                                                     54,044
            250,000    CIT GROUP INC 6.500% 02/07/2006                               249,140
            165,000    CITIGROUP INC GBL SR NTS 5.750% 05/10/2006                    176,753
            390,000    CITIGROUP INC GBL SR NTS 6.000% 02/21/2012                    417,800
             20,000    CITIGROUP INC GBL SUB NTS 6.625% 06/15/2032                    20,378
            115,000    CITIGROUP INC SR NTS 6.750% 12/01/2005                        126,910
            330,000    CITIGROUP INC SUB NTS 7.250% 10/01/2010                       373,941
            125,000    CITIGROUP INC SUB NTS 5.625% 08/27/2012                       128,599
            210,000    CREDIT SUISSE FIRST BOSTON USA INC 5.750%
                       04/15/2007                                                    218,125
            100,000    CREDIT SUISSE FIRST BOSTON USA INC 7.125%
                       07/15/2032                                                    101,289
             50,000    CREDIT SUISSE FIRST BOSTON USA INC NTS 6.125%
                       11/15/2011                                                     50,743
            490,661    DRYDEN INVESTOR TR BDS 144A 7.157% 07/23/2008*                529,913
            140,000    EUROPEAN INVESTMENT BANK 5.625% 01/24/2006                    151,935
             50,000    FIRST CHICAGO CORP SUB NTS 6.375% 01/30/2009                   54,000
             60,000    FORD MOTOR CR CO 7.250% 10/25/2011                             52,427
            240,000    FORD MOTOR CR CO GBL LANDMARK BDS 7.375%
                       10/28/2009                                                    217,200
            300,000    FORD MOTOR CR CO GBL LANDMARK BDS 7.375%
                       02/01/2011                                                    268,111
            250,000    FORD MOTOR CR CO GBL LANDMARK NTS 7.875%
                       06/15/2010                                                    232,156
            295,000    FORD MOTOR CR CO NTS 6.875% 02/01/2006                        271,975
            320,000    GENERAL ELECTRIC CAP CORP 5.350% 03/30/2006                   339,287
            520,000    GENERAL ELECTRIC CAP CORP 6.750% 03/15/2032                   544,619
            255,000    GENERAL ELECTRIC CAP CORP MTN 6.125% 02/22/2011               272,192
            100,000    GENERAL ELECTRIC CAP CORP MTN 6.000% 06/15/2012               106,227
             55,000    GENERAL ELECTRIC CAPITAL CORP MTN (FRN) 7.375%
                       01/19/2010                                                     63,276
            120,000    GENERAL MTRS ACCEP CORP 6.750% 01/15/2006                     118,875
            490,000    GENERAL MTRS ACCEP CORP 7.750% 01/19/2010                     478,262
             75,000    GENERAL MTRS ACCEP CORP 6.875% 09/15/2011                      68,339
             10,000    GENERAL MTRS ACCEP CORP 6.875% 08/28/2012                       9,050
             50,000    GENERAL MTRS ACCEP CORP 8.000% 11/01/2031                      44,644
            500,000    GENERAL MTRS ACCEP CORP MTN (FRN) 2.560%
                       01/20/2004                                                    483,982
            400,000    GOLDMAN SACHS GROUP INC 6.600% 01/15/2012                     434,740
            300,000    HELLER FINL INC NTS 8.000% 06/15/2005                         338,629
            100,000    HOUSEHOLD FINANCE CORP 6.400% 06/17/2008                       88,769
            185,000    HOUSEHOLD FINANCE CORP 6.500% 11/15/2008                      162,081
             60,000    HOUSEHOLD FINANCE CORP 8.000% 07/15/2010                       56,168
             90,000    HOUSEHOLD FINANCE CORP 6.375% 10/15/2011                       77,316
             70,000    HOUSEHOLD FINANCE CORP 7.000% 05/15/2012                       62,687
            160,000    JP MORGAN CHASE & CO 5.250% 05/30/2007                        168,036
            480,000    JP MORGAN CHASE & CO SUB NTS 6.625% 03/15/2012                514,392
             20,000    LABRANCHE & CO SR NTS 9.500% 08/15/2004                        20,600
             15,000    LABRANCHE & CO SR SUB NTS 12.000% 03/02/2007                   15,900
            195,000    LEHMAN BROS HLDG INC NTS 6.250% 05/15/2006                    209,791
            100,000    LEHMAN BROS HLDG INC NTS 8.250% 06/15/2007                    115,592
          1,000,000    LEHMAN BROTHERS INC 7.360% 12/15/2003                       1,052,054
             25,000    MORGAN STANLEY 6.100% 04/15/2006                               26,843
            100,000    MORGAN STANLEY 5.800% 04/01/2007                              107,149
            390,000    MORGAN STANLEY 6.750% 04/15/2011                              425,487
             30,000    MORGAN STANLEY 7.250% 04/01/2032                               32,391
            240,000    PDVSA FINANCE LTD 8.500% 11/16/2012                           199,200
            170,000    PETROZUATA FINANCE INC 144A 8.220% 04/01/2017*                112,200
            200,000    PRUDENTIAL FDG LLC NTS 6.600% 05/15/2008                      216,024
            117,043    SBC GLACIER FINANCE LTD SERIES 1A (FRN) 1.935%
                       09/10/2004                                                    116,360
            100,000    SEARS ROEBUCK ACCEP CORP 7.000% 02/01/2011                     92,942

                                       30

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
$           115,000    SEARS ROEBUCK ACCEP CORP 7.000% 06/01/2032            $        95,894
             50,000    SEARS ROEBUCK ACCEP CORP SR NTS 6.700%
                       04/15/2012                                                     45,926
            460,000    SPRINT CAP CORP 8.375% 03/15/2012                             387,120
            160,000    SPRINT CAP CORP 8.750% 03/15/2032                             121,712
            170,000    SUMITOMO MITSUI BANK NY SUB NTS 8.000%
                       06/15/2012                                                    189,806
             35,000    SUN LIFE CANADA US CAPITAL 144A 8.526%
                       05/29/2049*                                                    33,929
            300,000    US BANCORP SR NTS MTN 3.950% 08/23/2007                       303,620
            375,000    VERIZON GLOBAL FDG CORP 7.250% 12/01/2010                     405,818
             75,000    VERIZON GLOBAL FDG CORP 7.750% 12/01/2030                      80,364
             25,000    VERIZON GLOBAL FDG CORP 7.750% 06/15/2032                      26,817
            120,000    VERIZON GLOBAL FDG CORP CV 0.000% 05/15/2021                   67,350
             40,000    WACHOVIA CORP 7.700% 02/15/2005                                44,146
            300,000    WELLS FARGO FINANCIAL INC 5.875% 08/15/2008                   324,682
                                                                             ---------------
                       TOTAL BANKING & FINANCE                               $    16,028,987

                       BASIC INDUSTRIES 1.85%
            250,000    AK STEEL CORP 7.875% 02/15/2009                       $       248,750
             80,000    AK STEEL CORP 144A 7.750% 06/15/2012*                          79,200
            150,000    ALLIED WASTE NORTH AMER INC 8.875% 04/01/2008                 148,500
            160,000    ALLIED WASTE NORTH AMER INC 10.000% 08/01/2009                153,600
             38,000    AMERICAN STANDARD INC 7.375% 04/15/2005                        39,140
             55,000    BRIGGS & STRATTON CORP 8.875% 03/15/2011                       57,750
              5,000    CARAUSTAR INDS INC 9.875% 04/01/2011                            5,125
             30,000    DOW CHEMICAL CO 5.750% 12/15/2008                              30,369
             75,000    DOW CHEMICAL CO 5.970% 01/15/2009                              75,346
            110,000    DOW CHEMICAL CO 6.000% 10/01/2012                             107,494
             25,000    FLOWSERVE CORP GTD 12.250% 08/15/2010                          26,500
             17,000    GEORGIA-PACIFIC CORP 9.500% 12/01/2011                         14,960
              1,000    GEORGIA-PACIFIC CORP 8.875% 05/15/2031                            770
             40,000    HANOVER EQUIPMENT TR 01-B 144A 8.750%
                       09/01/2011*                                                    37,600
             18,000    IMC GLOBAL INC GTD 10.875% 06/01/2008                          19,350
              3,000    IMC GLOBAL INC GTD 11.250% 06/01/2011                           3,225
             30,000    JEFFERSON SMURFIT CORP SR NTS 144A 8.250%
                       10/01/2012*                                                    30,750
              6,000    LENNAR CORP SR NTS 9.950% 05/01/2010                            6,540
             30,000    LYONDELL CHEMICAL CO 11.125% 07/15/2012                        29,550
             32,000    MACDERMID INC 9.125% 07/15/2011                                33,760
            180,000    MEADWESTVACO CORP 6.850% 04/01/2012                           190,200
             25,000    METHANEX CORP 7.750% 08/15/2005                                25,000
            103,000    PEABODY ENERGY CORP 8.875% 05/15/2008                         107,635
             20,000    RESOLUTION PERFORMANCE 13.500% 11/15/2010                      21,200
             86,000    TEMBEC INDS INC GTD 8.500% 02/01/2011                          87,505
             90,000    TOLL CORP SR SUB NTS 8.250% 12/01/2011                         88,650
            150,000    UNITED TECH CORP 4.875% 11/01/2006                            158,188
             75,000    WEYERHAEUSER CO 6.000% 08/01/2006                              78,719
             75,000    WEYERHAEUSER CO 5.950% 11/01/2008                              77,740
            200,000    WEYERHAEUSER CO 6.750% 03/15/2012                             209,621
             30,000    WEYERHAEUSER CO 7.125% 07/15/2023                              29,829
            370,000    WEYERHAEUSER CO 7.375% 03/15/2032                             373,738
                                                                             ---------------
                       TOTAL BASIC INDUSTRIES                                $     2,596,304

                       CABLE & MEDIA 2.14%
             10,000    ADELPHIA COMMUNICATIONS CORP SR NTS
                       10.500% 07/15/2004#                                   $         3,300
             90,000    AOL TIME WARNER INC 5.625% 05/01/2005                          89,655
             30,000    AOL TIME WARNER INC 6.150% 05/01/2007                          29,673
            570,000    AOL TIME WARNER INC 7.625% 04/15/2031                         516,496
             50,000    AOL TIME WARNER INC 7.700% 05/01/2032                          45,923
             50,000    AOL TIME WARNER INC GTD 6.125% 04/15/2006                      49,453
             58,000    BRITISH SKY BROADCASTING GROUP PLC GTD
                       6.875% 02/23/2009                                              57,275
            145,000    CHARTER COMMUNICATIONS HLDGS 10.750%
                       10/01/2009                                                     64,162
             65,000    CHARTER COMMUNICATIONS HLDGS 11.125%
                       01/15/2011                                                     28,762
              2,000    CLEAR CHANNEL COMMUNICATIONS 8.000%
                       11/01/2008                                                      2,107
            119,000    CLEAR CHANNEL COMMUNICATIONS SR SUB NTS
                       SER B 8.125% 12/15/2007                                       123,760
$            25,000    COMCAST CABLE COMMUNICATIONS CORP 8.875%
                       05/01/2017                                            $        25,810
            300,000    COMCAST CABLE COMMUNICATIONS CORP SR NTS
                       6.750% 01/30/2011                                             286,277
            165,000    COMCAST CORP 8.375% 11/01/2005                                165,000
             32,000    CSC HLDGS INC 7.875% 02/15/2018                                24,480
             26,000    CSC HLDGS INC 7.625% 07/15/2018                                19,760
             55,000    ECHOSTAR BROADBAND CORP 10.375% 10/01/2007                     56,650
            115,000    ECHOSTAR DBS CORP SR NTS 9.125% 01/15/2009                    113,562
             79,000    ECHOSTAR DBS CORP SR NTS 9.375% 02/01/2009                     79,000
             17,000    EMMIS COMMUNICATIONS CORP 8.125% 03/15/2009                    17,595
            200,000    LIBERTY MEDIA CORP 3.750% 02/15/2030                           93,500
            120,000    NEWS AMER HLDGS DEB 7.750% 12/01/2045                         104,846
            500,000    NEWS AMER HLDGS GTD 7.430% 10/01/2026                         525,005
            115,000    TIME WARNER COS INC 7.570% 02/01/2024                         105,014
             65,000    TIME WARNER INC 9.125% 01/15/2013                              69,868
             20,000    TIME WARNER INC 6.950% 01/15/2028                              17,061
             80,000    TIME WARNER INC GTD 6.625% 05/15/2029                          65,027
             80,000    TURNER BROADCASTING SYS INC SR NTS 8.375%
                       07/01/2013                                                     82,678
            130,000    VIACOM INC 5.625% 08/15/2012                                  134,993
                                                                             ---------------
                       TOTAL CABLE & MEDIA                                   $     2,996,692

                       CONSUMER NON-DURABLES 2.69%
            200,000    ANHEUSER-BUSCH COS INC 5.950% 01/15/2033              $       202,553
             38,000    CONSTELLATION BRANDS INC 8.000% 02/15/2008                     40,280
             14,000    CONSTELLATION BRANDS INC 8.500% 03/01/2009                     14,735
             18,000    CONSTELLATION BRANDS INC 8.125% 01/15/2012                     18,765
            115,000    DELHAIZE AMERICA INC 8.125% 04/15/2011                         97,602
              6,000    DOLE FOODS CO SR NTS 7.250% 05/01/2009                          5,466
            280,000    DYNERGY HLDGS INC SR NTS 8.750% 02/15/2012                     70,000
             60,000    FLEMING COS INC 10.125% 04/01/2008                             51,000
             50,000    GENERAL MILLS INC NTS 5.125% 02/15/2007                        52,509
             95,000    GENERAL MILLS INC NTS 6.000% 02/15/2012                       101,757
            240,000    KELLOGG CO 6.600% 04/01/2011                                  269,402
             30,000    KRAFT FOODS INC 5.250% 06/01/2007                              32,265
            150,000    KRAFT FOODS INC 5.625% 11/01/2011                             158,836
            250,000    NABISCO INC DEBS 7.550% 06/15/2015                            307,494
            250,000    PEPSI BOTTLING GROUP INC SR NTS 7.000%
                       03/01/2029                                                    284,662
            150,000    PHILIP MORRIS DEB 7.750% 01/15/2027                           159,364
            500,000    PHILIP MORRIS NTS 7.000% 07/15/2005                           537,797
            250,000    PROCTER & GAMBLE CO DEB 8.500% 08/10/2009                     315,215
            200,000    REYNOLDS RJ TOBACCO HLDGS GTD SER B 7.750%
                       05/15/2006                                                    215,758
            210,000    REYNOLDS RJ TOBACCO HLDGS INC 7.250%
                       06/01/2012                                                    214,186
             55,000    ROUNDY'S INC SR SUB NTS 144A 8.875%
                       06/15/2012*                                                    53,075
            350,000    SARA LEE CORP 6.250% 09/15/2011                               387,658
             33,000    SMITHFIELD FOODS INC SR NTS 8.000% 10/15/2009                  33,165
            125,000    UNILEVER CAP CORP GTD 7.125% 11/01/2010                       146,613
                                                                             ---------------
                       TOTAL CONSUMER NON-DURABLES                           $     3,770,157

                       CONSUMER SERVICES 1.29%
             20,000    ARGOSY GAMING CO SR SUB NTS 10.750%
                       06/01/2009                                            $        22,000
             86,000    AVIS GROUP HLDGS INC 11.000% 05/01/2009                        92,772
             30,000    EXTENDED STAY AMERICA INC SR SUB NTS 9.875%
                       06/15/2011                                                     28,650
             90,000    HARRAHS OPER CO INC GTD 7.875% 12/15/2005                      95,287
             51,000    HASBRO INC 5.600% 11/01/2005                                   48,067
             56,000    INTL GAME TECHNOLOGY SR NTS 8.375% 05/15/2009                  61,320
             47,000    MGM MIRAGE INC 6.625% 02/01/2005                               47,352
             50,000    MGM MIRAGE INC 9.750% 06/01/2007                               55,000
             10,000    MOHEGAN TRIBAL GAMING SR NTS 8.125%
                       01/01/2006                                                     10,250
             52,000    MOHEGAN TRIBAL GAMING SR SUB NTS 8.750%
                       01/01/2009                                                     54,600
             40,000    MOHEGAN TRIBAL GAMING SR SUB NTS 8.375%
                       07/01/2011                                                     41,800
             10,000    OFFICE DEPOT INC SR SUB NTS 10.000% 07/15/2008                 11,125

                                       31

October 31, 2002 (Unaudited)

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
$           110,000    PARK PL ENTMT SR SUB NTS 9.375% 02/15/2007            $       115,500
             25,000    PARK PL ENTMT SR SUB NTS 8.875% 09/15/2008                     26,000
             55,000    RYLAND GROUP INC 8.000% 08/15/2006                             55,550
             10,000    RYLAND GROUP INC SR SUB NTS 8.250% 04/01/2008                   9,850
             40,000    SAFEWAY INC NTS 5.800% 08/15/2012                              41,880
             71,000    SIX FLAGS INC 9.500% 02/01/2009                                64,077
              7,000    SIX FLAGS INC SR DISC NTS (STEP BOND) 0.000%
                       04/01/2008                                                      6,247
             10,000    SONIC AUTOMOTIVE INC SER D SR SUB NTS 11.000%
                       08/01/2008                                                     10,350
             35,000    STARWOOD HOTELS & RESORTS WORLDWIDE CO SR
                       NTS 144A 7.375% 05/01/2007*                                    33,425
            140,000    TARGET CORP 5.875% 03/01/2012                                 149,998
            500,000    WAL-MART STORES NTS 7.550% 02/15/2030                         615,884
             80,000    YUM! BRANDS INC 8.875% 04/15/2011                              86,800
             25,000    YUM! BRANDS INC SR NTS 7.450% 05/15/2005                       26,094
                                                                             ---------------
                       TOTAL CONSUMER SERVICES                               $     1,809,878

                       ENERGY 3.61%
             20,000    AMERADA HESS CORP 5.900% 08/15/2006                   $        21,352
             65,000    AMERADA HESS CORP BDS 7.875% 10/01/2029                        73,569
             25,000    AMERADA HESS CORP SR NTS 7.125% 03/15/2033                     25,773
             40,000    ANADARKO PETROLEUM CORP 5.375% 03/01/2007                      42,701
             25,000    CHESAPEAKE ENERGY CORP SR NTS 144A 9.000%
                       08/15/2012*                                                    26,125
             80,000    CHEVRONTEXACO CAPITAL CO 3.500% 09/17/2007                     80,927
             25,000    CMS ENERGY CORP 7.625% 11/15/2004                              20,000
             50,000    CMS ENERGY CORP 9.875% 10/15/2007                              40,500
            140,000    CMS ENERGY CORP SR NTS 7.500% 01/15/2009                      100,800
             45,000    CMS ENERGY CORP SR NTS 8.500% 04/15/2011                       31,950
             95,000    COASTAL CORP 7.750% 06/15/2010                                 69,350
            225,000    CONOCO FDG CO 5.450% 10/15/2006                               240,655
            140,000    CONOCO FDG CO 6.350% 10/15/2011                               154,022
            150,000    CONOCO FDG CO 7.250% 10/15/2031                               170,391
            105,000    CONOCO INC 5.900% 04/15/2004                                  110,388
             50,000    CONOCO INC SR NTS 6.950% 04/15/2029                            54,912
            180,000    CONOCOPHILLIPS 8.750% 05/25/2010                              221,892
             80,000    CONOCOPHILLIPS CO NTS 144A 4.750% 10/15/2012*                  78,813
            150,000    CONOCOPHILLIPS CO NTS 144A 5.900% 10/15/2032*                 143,701
             90,000    CONSOLIDATED NATURAL GAS CO 5.375% 11/01/2006                  92,846
            140,000    DEVON ENERGY CORP 7.950% 04/15/2032                           162,359
            120,000    DEVON FINANCING CORP ULC GTD 6.875% 09/30/2011                133,171
            100,000    DTE ENERGY CO NTS 7.050% 06/01/2011                           107,631
            150,000    DTE ENERGY CO SR NTS 6.450% 06/01/2006                        160,143
            125,000    EXELON CORP 6.750% 05/01/2011                                 133,285
             70,000    FIRSTENERGY CORP SER A 5.500% 11/15/2006                       67,593
            250,000    FIRSTENERGY CORP SER B 6.450% 11/15/2011                      232,965
            270,000    FIRSTENERGY CORP SER C 7.375% 11/15/2031                      234,741
             50,000    FOREST OIL CORP 7.750% 05/01/2014                              50,500
             25,000    GREY WOLF INC SER C 8.875% 07/01/2007                          25,187
             70,000    KINDER MORGAN ENERGY PARTNERS LP 144A
                       7.300% 08/15/2033*                                             70,852
             75,000    KINDER MORGAN INC 7.250% 03/01/2028                            69,685
             20,000    LEVIATHAN GAS PIPELINE PARTNERS SR SUB NTS
                       10.375% 06/01/2009                                             19,200
             10,000    NEWPARK RESOURCE INC 8.625% 12/15/2007                          9,400
             50,000    OCEAN ENERGY INC GTD SER B 8.375% 07/01/2008                   52,500
            175,000    OSPREY TR/OSPREY I 144A 7.797% 01/15/2003* #                   28,875
             50,000    OSPREY TR/OSPREY I 144A 8.310% 01/15/2003* #                    8,250
             20,000    PARKER & PARSLEY PETROLEUM SR NTS 8.250%
                       08/15/2007                                                     20,953
            275,000    PETROLIAM NASIONAL BERHD 144A 7.625%
                       10/15/2026*                                                   277,249
             50,000    PIONEER NATURAL RESOURCE CO GTD 9.625%
                       04/01/2010                                                     58,576
             75,000    POGO PRODUCING CO 10.375% 02/15/2009                           80,625
            450,000    PROGRESS ENERGY INC NTS NCL 7.100% 03/01/2011                 461,223
            275,000    PROGRESS ENERGY INC SR NTS 6.750% 03/01/2006                  282,486
             20,000    PROGRESS ENERGY INC SR NTS 6.850% 04/15/2012                   20,204
             30,000    SOUTHERN NATURAL GAS CO NTS 8.000% 03/01/2032                  26,700
             45,000    SWIFT ENERGY CO SR SUB NTS 9.375% 05/01/2012                   40,950
             60,000    TENNESSEE GAS PIPELINE 8.375% 06/15/2032                       57,000
$             6,000    TRITON ENERGY LTD SR NTS 8.875% 10/01/2007            $         6,690
             40,000    VINTAGE PETROLEUM INC 7.875% 05/15/2011                        37,800
             31,000    VINTAGE PETROLEUM INC SR NTS 144A 8.250%
                       05/01/2012*                                                    31,620
              8,000    VINTAGE PETROLUEM INC SR SUB NTS 9.000%
                       12/15/2005                                                      8,080
             37,000    WESTERN OIL SANDS INC 8.375% 05/01/2012                        37,000
            380,000    WILLIAMS COS INC 144A 8.750% 03/15/2032*                      222,300
             21,000    XTO ENERGY INC SR NTS 7.500% 04/15/2012                        22,260
                                                                             ---------------
                       TOTAL ENERGY                                          $     5,058,720

                       HEALTH CARE 1.77%
             40,000    AMERISOURCEBERGEN CORP SR NTS 8.125%
                       09/01/2008                                            $        42,800
          1,300,000    BRISTOL-MYERS SQUIBB CO 5.750% 10/01/2011                   1,382,767
             32,000    COVENTRY HEALTH CARE INC SR NTS 8.125%
                       02/15/2012                                                     33,120
            344,000    ELI LILLY & CO NTS 7.125% 06/01/2025                          396,178
             60,000    FRESENIUS MED CAP TR IV GTD 7.875% 06/15/2011                  47,100
             20,000    HCA INC 6.910% 06/15/2005                                      21,011
             60,000    HCA INC 7.125% 06/01/2006                                      63,060
             45,000    HCA INC 7.250% 05/20/2008                                      48,190
             54,000    HCA INC 8.750% 09/01/2010                                      60,098
             15,000    HEALTHSOUTH CORP 8.500% 02/01/2008                             12,375
             15,000    HEALTHSOUTH CORP SR NTS 7.000% 06/15/2008                      11,025
            140,000    HEALTHSOUTH CORP SR SUB NTS 10.750%
                       10/01/2008                                                    105,000
             22,000    MANOR CARE INC 8.000% 03/01/2008                               22,660
             72,000    MANOR CARE INC SR NTS 7.500% 06/15/2006                        72,888
             67,000    OMNICARE INC 8.125% 03/15/2011                                 71,020
             90,000    WELLPOINT HEALTH NETWORK INC 6.375%
                       06/15/2006                                                     96,793
                                                                             ---------------
                       TOTAL HEALTH CARE                                     $     2,486,085

                       INDUSTRIAL 4.38%
             15,000    AGCO CORP 9.500% 05/01/2008                           $        15,750
             30,000    AMERICAN AXLE & MANUFACTURING INC 9.750%
                       03/01/2009                                                     31,950
             40,000    AMERICAN STANDARD INC 8.250% 06/01/2009                        42,250
            600,000    ANADARKO FINANCE CO 7.500% 05/01/2031                         684,247
             55,000    AUTONATION INC GTD 9.000% 08/01/2008                           55,963
             23,000    BEAZER HOMES USA INC SR NTS 8.375% 04/15/2012                  23,403
             35,000    D.R. HORTON INC 10.500% 04/01/2005                             36,575
             20,000    D.R. HORTON INC 7.875% 08/15/2011                              19,150
             55,000    DAIMLERCHRYSLER AG 7.450% 03/01/2027                           55,300
             65,000    DRESSER INC 9.375% 04/15/2011                                  61,100
             60,000    DURA OPERATING CORP SER B 8.625% 04/15/2012                    58,500
            610,000    FORD MOTOR CO NTS 7.450% 07/16/2031                           466,047
            510,000    GENERAL MOTORS NOVA SCOTIA FINANCE CO
                       6.850% 10/15/2008                                             490,300
             80,000    HONEYWELL INTL INC 6.875% 10/03/2005                           87,416
             50,000    HONEYWELL INTL INC 5.125% 11/01/2006                           52,525
             41,000    LEAR CORP 7.960% 05/15/2005                                    42,435
             39,000    LEAR CORP SER B 8.110% 05/15/2009                              40,658
            270,000    LOCKHEED MARTIN CORP 8.500% 12/01/2029                        347,954
            180,000    LOCKHEED MARTIN CORP 7.200% 05/01/2036                        205,978
             30,000    NORTEK INC SR NTS SER B 9.250% 03/15/2007                      29,700
             89,000    NORTEK INC SR NTS SER B 8.875% 08/01/2008                      86,330
             70,000    NORTHROP GRUMMAN CORP 7.750% 02/15/2031                        78,772
             75,000    NORTHROP GRUMMAN CORP GTD 7.125% 02/15/2011                    83,536
             60,000    OWENS-BROCKWAY GLASS CONTAINERS 8.875% 02/15/2009              61,650
             60,000    PACKAGING CORP OF AMERICA GTD 9.625% 04/01/2009                64,950
             12,000    PULTE HOMES INC 7.875% 08/01/2011                              12,710
            125,000    RAYTHEON CO NTS 8.200% 03/01/2006                             137,068
            300,000    RAYTHEON CO NTS 6.150% 11/01/2008                             316,380
             69,000    SCHULER HOMES GTD 9.375% 07/15/2009                            68,655
            422,185    SYSTEMS 2001 ASSET TR CL G 144A 6.664% 09/15/2013*            452,988
             89,000    TEEKAY SHIPPING CORP 8.875% 07/15/2011                         90,780
             30,000    TEREX CORP 8.875% 04/01/2008                                   25,650
            120,000    TEREX CORP 10.375% 04/01/2011                                 108,600
             30,000    TEREX CORP 9.250% 07/15/2011                                   25,800
             10,000    TYCO INTL GROUP SA 5.875% 11/01/2004                            9,200

                                       32

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
$           140,000    TYCO INTL GROUP SA 6.375% 06/15/2005                  $       127,400
            187,000    TYCO INTL GROUP SA 5.800% 08/01/2006                          163,625
             10,000    TYCO INTL GROUP SA 6.125% 01/15/2009                            8,600
             10,000    TYCO INTL GROUP SA 6.750% 02/15/2011                            8,500
            320,000    TYCO INTL GROUP SA 6.375% 10/15/2011                          272,000
            554,000    TYCO INTL GROUP SA 6.875% 01/15/2029                          432,120
             30,000    TYCO INTL GROUP SA NTS 6.125% 11/01/2008                       25,800
            306,000    TYCO INTL GROUP SA NTS 7.000% 06/15/2028                      241,740
             30,000    TYCO INTL GROUP SA NTS (FRN) 2.228% 07/30/2003                 28,057
            135,000    WASTE MANAGEMENT INC GTD 7.375% 05/15/2029                    126,465
            120,000    WASTE MANAGEMENT INC SR NTS 7.375%
                       08/01/2010                                                    126,026
            100,000    WASTE MANAGEMENT INC SR NTS 7.125%
                       12/15/2017                                                     99,169
                                                                             ---------------
                       TOTAL INDUSTRIAL                                      $     6,129,772

                       REAL ESTATE (PUBLICLY TRADED) 0.29%
            125,000    AVALONBAY COMMUNITIES INC 6.125% 11/01/2012           $       124,175
            200,000    EOP OPERATING LP 7.375% 11/15/2003                            208,289
             40,000    HMH PPTYS INC SR NTS SER B 7.875% 08/01/2008                   38,000
             12,000    HMH PPTYS INC SR NTS SER C 8.450% 12/01/2008                   11,520
             10,000    VENTAS REALTY LP/VENTAS CAPITAL CORP 8.750%
                       05/01/2009                                                      9,850
             10,000    VENTAS REALTY LP/VENTAS CAPITAL CORP 9.000%
                       05/01/2012                                                      9,850
                                                                             ---------------
                       TOTAL REAL ESTATE (PUBLICLY TRADED)                   $       401,684

                       TECHNOLOGY 0.37%
            300,000    ELECTRONIC DATA SYS NTS 7.125% 10/15/2009             $       278,228
             41,000    FLEXTRONICS INTL 9.875% 07/01/2010                             42,640
             83,000    L-3 COMMUNICATIONS CORP SR SUB NTS 144A
                       7.625% 06/15/2012*                                             85,905
            100,000    MARCONI CORP PLC 7.750% 09/15/2010                             11,000
             20,000    NEXTEL COMMUNICATIONS INC 5.250% 01/15/2010                    13,800
             30,000    SEAGATE TECHNOLOGY HDD HLDGS SR NTS 144A
                       8.000% 05/15/2009*                                             30,300
             60,000    UNISYS CORP SR NTS 7.250% 01/15/2005                           60,000
                                                                             ---------------
                       TOTAL TECHNOLOGY                                      $       521,873

                       TELECOMMUNICATIONS 1.87%
            240,000    AT&T CORP 6.000% 03/15/2009                           $       229,200
            235,000    AT&T CORP SR NTS 8.000% 11/15/2031                            224,425
            360,000    BELL ATLANTIC FINL CV REGS 4.250% 09/15/2005                  376,064
            440,000    BELL ATLANTIC FINL REGS 5.750% 04/01/2003                     444,015
             35,000    BRITISH TELECOM PLC BDS (STEP BOND) 8.875%
                       12/15/2030                                                     42,243
             75,000    CITIZENS COMMUNICATIONS SR NTS 7.625%
                       08/15/2008                                                     75,375
             20,000    CITIZENS COMMUNICATIONS SR NTS 9.000%
                       08/15/2031                                                     19,200
             67,000    NEXTEL COMMUNICATIONS INC SR SERIAL 9.375%
                       11/15/2009                                                     57,453
             10,000    NEXTEL PARTNERS INC SR NTS 12.500% 11/15/2009                   8,050
            148,000    PANAMSAT CORP GTD 144A 8.750% 02/01/2012*                     133,200
             75,000    QWEST CAPITAL FDG INC 7.000% 08/03/2009                        41,625
            150,000    QWEST CAPITAL FDG INC 7.900% 08/15/2010                        84,000
             50,000    SBC COMMUNICATIONS INC 6.250% 03/15/2011                       54,218
            245,000    SBC COMMUNICATIONS INC 5.875% 08/15/2012                      260,386
             10,000    TRITON PCS INC 9.375% 02/01/2011                                7,350
             90,000    VERIZON NEW ENGLAND INC NTS 6.500%
                       09/15/2011                                                     94,934
            175,000    VERIZON PENNSYLVANIA INC SER A 5.650%
                       11/15/2011                                                    174,361
            115,000    VODAFONE GROUP PLC 7.750% 02/15/2010                          131,429
            515,000    WORLDCOM INC BDS 8.250% 05/15/2031#                            88,838
             20,000    WORLDCOM INC NTS 8.000% 05/15/2006#                             3,450
            230,000    WORLDCOM INC NTS 8.250% 05/15/2010#                            39,675
            155,000    WORLDCOM INC NTS 7.500% 05/15/2011#                            26,738
             10,000    WORLDCOM INC SR NTS 6.950% 08/15/2028#                          1,725
                                                                             ---------------
                       TOTAL TELECOMMUNICATIONS                              $     2,617,954

                       TRANSPORTATION 1.10%
$            80,000    AMERICAN AIRLINES INC SER 01-2 7.858% 10/01/2011      $        72,728
            150,000    BURLINGTON NORTH SANTA FE CORP NTS 6.375%
                       12/15/2005                                                    165,080
             40,000    CANADIAN NATIONAL RAILWAY CO 6.900%
                       07/15/2028                                                     43,272
             50,000    DELTA AIR LINES INC 7.570% 11/18/2010                          45,518
             87,465    DELTA AIR LINES INC 6.619% 03/18/2011                          79,151
            200,000    DELTA AIR LINES INC 6.718% 01/02/2023                         206,895
             26,000    FMC CORP SR NTS 144A 10.250% 11/01/2009*                       26,780
             23,000    KANSAS CITY SOUTHERN RAILWAY GTD 9.500%
                       10/01/2008                                                     25,300
             50,000    NORFOLK SOUTHERN CORP 7.050% 05/01/2037                        54,462
            325,000    NORFOLK SOUTHERN CORP SR NTS 6.200%
                       04/15/2009                                                    350,525
            458,000    TRAINS 5-02 144A (FRN) 5.890% 01/25/2007*                     474,639
                                                                             ---------------
                       TOTAL TRANSPORTATION                                  $     1,544,350

                       UTILITIES 1.22%
            130,000    AES CORP SR NTS 8.750% 12/15/2002                     $       115,700
             95,000    AES CORP SR NTS 9.500% 06/01/2009                              43,700
             47,000    CALPINE CORP 8.500% 02/15/2011                                 15,275
             80,000    CALPINE CORP SR NTS 8.250% 08/15/2005                          28,800
             65,000    CALPINE CORP SR NTS 8.625% 08/15/2010                          20,800
            110,000    DETROIT EDISON CO 6.125% 10/01/2010                           118,603
            210,000    DOMINION RESOURCES INC 5.700% 09/17/2012                      208,391
            505,000    EL PASO CORP 7.800% 08/01/2031                                313,100
            210,000    EL PASO CORP 7.750% 01/15/2032                                132,300
            100,000    EL PASO CORP CV 0.000% 02/28/2021                              29,000
             35,000    EL PASO CORP NTS 144A 7.875% 06/15/2012*                       23,450
             50,000    EL PASO ENERGY CORP NTS 7.625% 07/15/2011                      33,000
             15,000    EL PASO ENERGY PARTNERS LP/EL PASO ENERGY
                       PARTNERS FINANCE CORP SR SUB NTS 144A
                       8.500% 06/01/2011*                                             13,350
             25,000    EL PASO NATURAL GAS CO 7.500% 11/15/2026                       20,500
            125,000    EL PASO NATURAL GAS CO 144A 8.375% 06/15/2032*                107,500
            250,000    HYDRO-QUEBEC GTD 6.300% 05/11/2011                            279,630
            100,000    MIRANT AMERICAS GENERATION INC SR NTS
                       9.125% 05/01/2031                                              39,000
             40,000    ONCOR ELECTRIC DELIVERY CO 144A 6.375%
                       05/01/2012*                                                    40,697
            105,000    ONCOR ELECTRIC DELIVERY CO 144A 7.000%
                       09/01/2022*                                                    91,543
             30,000    ORION POWER HLDGS INC SR NTS 12.000%
                       05/01/2010                                                     21,000
              9,000    SOUTHERN CAL EDISION CO 8.950% 11/03/2003                       8,775
                                                                             ---------------
                       TOTAL UTILITIES                                       $     1,704,114

                                                                             ---------------
TOTAL CORPORATE DEBT (COST $48,946,288)                                      $    47,666,570

FOREIGN DEBT 11.81%
CAD       1,300,000    CANADIAN GOVERNMENT 6.000% 06/01/2011                 $       886,707
EUR       1,209,000    DEUTSCHLAND REPUBLIC 5.000% 01/04/2012                      1,241,093
EUR       2,930,000    DEUTSCHLAND REPUBLIC 5.500% 01/04/2031                      3,060,295
$           130,000    FED REPUBLIC OF BRAZIL 11.500% 03/12/2008                      84,500
             68,824    FED REPUBLIC OF BRAZIL 2.625% 04/15/2009                       40,262
            120,000    FED REPUBLIC OF BRAZIL 14.500% 10/15/2009                      87,300
            185,000    FED REPUBLIC OF BRAZIL 12.000% 04/15/2010                     116,550
            260,000    FED REPUBLIC OF BRAZIL 2.625% 04/15/2012                      124,150
            492,564    FED REPUBLIC OF BRAZIL 8.000% 04/15/2014                      286,303
             55,000    FED REPUBLIC OF BRAZIL 12.750% 01/15/2020                      32,588
            435,000    FED REPUBLIC OF BRAZIL 11.000% 08/17/2040                     233,813
          1,077,484    FED REPUBLIC OF BRAZIL C BD 8.000% 04/15/2014                 626,287
SEK       6,370,000    KINGDOM OF SWEDEN 8.000% 08/15/2007                           794,887
$         1,135,000    MEXICO GLOBAL BOND 11.500% 05/15/2026                       1,466,988
NZD         650,000    NEW ZEALAND GOVERNMENT 6.000% 11/15/2011                      309,026
$            20,000    NORSKE SKOG CANADA 8.625% 06/15/2011                           19,650
            319,998    PANAMA - IRB 5.000% 07/17/2014                                276,798
            637,000    PERU PDI 4.500% 03/07/2017                                    452,270
            270,000    QUEBEC PROV CDA DEBS 7.125% 02/09/2024                        315,003
            230,000    QUEBEC PROV CDA DEBS 7.500% 09/15/2029                        282,330
            655,000    REPUBLIC OF BULGARIA 144A 8.250% 01/15/2015*                  699,212

                                       33

October 31, 2002 (Unaudited)

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
$            60,000    REPUBLIC OF COLOMBIA 10.500% 07/09/2010               $        55,950
            126,492    REPUBLIC OF COLOMBIA 9.750% 04/09/2011                        122,697
            235,000    REPUBLIC OF COLOMBIA 11.750% 02/25/2020                       221,135
EUR       1,889,000    REPUBLIC OF GERMANY 4.000% 02/16/2007                       1,889,383
EUR         397,417    REPUBLIC OF GERMANY 4.500% 08/17/2007                         404,621
$           253,000    REPUBLIC OF PANAMA 9.625% 02/08/2011                          264,385
             80,000    REPUBLIC OF PANAMA 9.375% 07/23/2012                           83,200
              7,000    REPUBLIC OF PANAMA 10.750% 05/15/2020                           7,490
            140,000    REPUBLIC OF PANAMA 8.250% 04/22/2008                          141,400
             30,000    REPUBLIC OF PHILIPPINES 9.875% 01/15/2019                      29,571
            135,000    REPUBLIC OF PHILIPPINES 10.625% 03/16/2025                    139,050
            235,000    REPUBLIC OF PHILIPPINES GBL BDS 9.875% 01/15/2019             232,944
             76,027    REPUBLIC OF POLAND 6.000% 10/27/2014                           77,548
            170,000    RUSSIAN FEDERATION 8.250% 03/31/2010                          180,625
            240,000    RUSSIAN FEDERATION 5.000% 03/31/2030                          183,120
            600,000    UNITED MEXICAN STATES 8.375% 01/14/2011                       646,500
             50,000    UNITED MEXICAN STATES 8.375% 01/14/2011                        54,110
            300,000    UNITED MEXICAN STATES 8.125% 12/30/2019                       299,250
             80,000    UNITED MEXICAN STATES 8.000% 09/24/2022                        78,000
                                                                             ---------------
TOTAL FOREIGN DEBT (COST $16,149,084)                                        $    16,546,991

U.S. GOVERNMENT AND AGENCIES 60.57%

                       FHLMC POOLS 5.19%
            200,000    FHLMC GOLD POOL #C01172 6.500% 05/01/2031             $       207,512
            896,231    FHLMC GOLD POOL #C01310 6.500% 03/01/2032                     929,933
            999,902    FHLMC GOLD POOL #C53589 6.500% 06/01/2031                   1,037,457
            384,366    FHLMC GOLD POOL #E00677 6.000% 06/01/2014                     402,253
             21,475    FHLMC GOLD POOL #E01049 6.000% 09/01/2016                      22,374
            111,910    FHLMC GOLD POOL #E01095 6.000% 01/01/2017                     116,595
            485,972    FHLMC GOLD POOL #E01184 6.000% 08/01/2017                     506,265
            678,476    FHLMC GOLD POOL #E89283 6.000% 04/01/2017                     706,806
            350,517    FHLMC GOLD POOL #E89303 6.000% 04/01/2017                     365,153
             90,539    FHLMC GOLD POOL #E89931 6.000% 05/01/2017                      94,320
            190,952    FHLMC GOLD POOL #E90471 5.500% 07/01/2017                     197,311
            696,088    FHLMC GOLD POOL #G01391 7.000% 04/01/2032                     726,888
            401,625    FHLMC GOLD POOL #G11149 6.500% 07/01/2011                     424,490
            557,982    FHLMC GOLD POOL #G11211 6.000% 07/01/2016                     584,766
            900,000    FHLMC TBA 7.500% 11/01/2032                                   950,904
                                                                             ---------------
                       TOTAL FHLMC POOLS                                     $     7,273,027

                       FNMA POOLS 13.75%
             41,243    FNMA POOL #190000 6.000% 09/01/2008                   $        43,467
             41,643    FNMA POOL #190040 6.000% 09/01/2008                            43,888
             48,157    FNMA POOL #253942 6.000% 09/01/2016                            50,215
            177,671    FNMA POOL #323120 6.000% 10/01/2011                           187,022
          1,566,457    FNMA POOL #512117 7.500% 12/01/2029                         1,657,398
            244,586    FNMA POOL #545399 6.000% 12/01/2016                           255,042
            244,715    FNMA POOL #559420 6.000% 04/01/2016                           255,177
            249,290    FNMA POOL #566823 6.000% 05/01/2016                           259,947
            624,370    FNMA POOL #568053 6.500% 05/01/2016                           655,594
             90,106    FNMA POOL #569336 7.500% 01/01/2031                            95,313
            394,183    FNMA POOL #577333 6.000% 04/01/2016                           411,034
            263,332    FNMA POOL #582627 6.000% 06/01/2016                           274,589
             92,254    FNMA POOL #583203 6.500% 05/01/2031                            95,635
            277,080    FNMA POOL #589466 6.000% 07/01/2016                           288,926
            259,947    FNMA POOL #590781 6.000% 06/01/2016                           271,060
             50,411    FNMA POOL #596514 6.000% 11/01/2016                            52,566
            327,494    FNMA POOL #596922 6.000% 08/01/2016                           341,494
            360,805    FNMA POOL #598232 6.000% 08/01/2016                           376,229
            826,940    FNMA POOL #598438 6.000% 05/01/2017                           862,236
            226,852    FNMA POOL #598558 6.000% 08/01/2016                           236,550
            176,774    FNMA POOL #601166 6.000% 09/01/2016                           184,331
            178,750    FNMA POOL #601241 5.500% 11/01/2016                           184,578
             39,302    FNMA POOL #601742 6.000% 08/01/2016                            40,983
            101,874    FNMA POOL #608814 6.000% 09/01/2016                           106,229
            247,942    FNMA POOL #617112 5.500% 01/01/2017                           256,025
            466,298    FNMA POOL #619797 5.500% 12/01/2016                           481,499
             70,203    FNMA POOL #631415 6.500% 02/01/2032                            72,777
            398,029    FNMA POOL #641482 6.500% 07/01/2032                           412,623
          1,400,000    FNMA TBA 5.500% 11/01/2017                                  1,443,302
            300,000    FNMA TBA 5.000% 12/01/2017                                    303,936
$           200,000    FNMA TBA 6.500% 12/01/2031                            $       206,812
          5,300,000    FNMA TBA 6.000% 11/01/2032                                  5,445,750
          3,000,000    FNMA TBA 6.500% 11/01/2032                                  3,107,790
            300,000    FNMA TBA 7.000% 11/01/2032                                    313,404
                                                                             ---------------
                       TOTAL FNMA POOLS                                      $    19,273,421

                       GNMA POOLS 20.17%
            687,532    GNMA POOL #493555 6.500% 04/15/2031                   $       716,670
            821,044    GNMA POOL #498941 6.500% 04/15/2031                           855,841
            891,484    GNMA POOL #560194 6.500% 04/15/2031                           929,266
            136,057    GNMA POOL #780914 6.000% 11/15/2028                           141,267
         10,028,859    GNMA POOL #781340 6.500% 10/15/2031                        10,460,903
            760,000    GNMA TBA 6.000% 11/01/2032                                    785,407
         13,800,000    GNMA TBA 6.500% 11/01/2032                                 14,369,250
                                                                             ---------------
                       TOTAL GNMA POOLS                                      $    28,258,604

                       OTHER U.S. AGENCIES 11.19%
          9,500,000    FHLB DISC NT 1.400% 11/01/2002                        $     9,500,000
          1,600,000    FHLMC 4.875% 03/15/2007                                     1,718,414
            585,000    FHLMC 7.000% 03/15/2010                                       694,418
             55,000    FHLMC SUB NTS 5.875% 03/21/2011                                59,470
            220,000    FICO STRIP CPN-3 DEB 0.000% 11/30/2017                         92,923
            650,000    FNMA 4.375% 10/15/2006                                        685,831
            175,000    FNMA 5.000% 01/15/2007                                        188,806
            225,000    FNMA 4.750% 06/18/2007                                        234,579
            465,000    FNMA 6.000% 05/15/2011                                        518,106
            220,000    FNMA 5.375% 11/15/2011                                        234,909
            400,000    FNMA 6.500% 11/01/2017                                        419,748
          1,250,000    FNMA DISC NT 1.530% 02/12/2003++                            1,244,529
            100,000    RESOLUTION FDG CORP FED STRIPS 0.000%
                       07/15/2018                                                     41,536
            100,000    RESOLUTION FDG CORP FED STRIPS 0.000%
                       10/15/2018                                                     40,790
                                                                             ---------------
                       TOTAL OTHER U.S. AGENCIES                             $    15,674,059

                       U.S. TREASURIES 10.27%
            335,000    U.S. TREASURY BDS 10.375% 11/15/2012                  $       448,991
          1,005,000    U.S. TREASURY BDS 8.125% 08/15/2019                         1,374,416
            730,000    U.S. TREASURY BDS 8.500% 02/15/2020                         1,032,836
          1,265,000    U.S. TREASURY BDS 8.000% 11/15/2021                         1,727,713
            395,000    U.S. TREASURY BDS 6.750% 08/15/2026                           482,471
            305,000    U.S. TREASURY BDS 5.375% 02/15/2031                           321,930
            100,000    U.S. TREASURY BILL 1.575% 11/07/2002                           99,974
          1,329,361    U.S. TREASURY INFLATION INDEXED BD 3.625%
                       04/15/2028                                                  1,469,359
          3,396,157    U.S. TREASURY INFLATION INDEXED BD 3.875%
                       04/15/2029                                                  3,923,621
             35,000    U.S. TREASURY NTS 4.750% 11/15/2008                            38,016
            400,000    U.S. TREASURY NTS 6.000% 08/15/2009                           462,328
          1,155,000    U.S. TREASURY NTS 4.375% 08/15/2012                         1,199,034
            615,000    U.S. TREASURY STRIP PO 0.000% 05/15/2017                      289,917
          1,775,000    U.S. TREASURY STRIP PO 0.000% 11/15/2021                      628,288
            190,000    U.S. TREASURY STRIP PO 0.000% 08/15/2027                       48,792
          3,300,000    U.S. TREASURY STRIP PO 0.000% 11/15/2027                      842,038
                                                                             ---------------
                       TOTAL U.S. TREASURIES                                 $    14,389,724

                                                                             ---------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $83,198,237)                        $    84,868,835

PURCHASED OPTION CONTRACTS 0.03%
             10,000    DEUTSCHLAND REPUBLIC BOND EXP 1/27/2003
                       CALL 104.355                                          $        17,013
             72,500    EURODOLLAR FUT EXP 12/15/2003 CALL 96.25                        7,975
             75,000    EURODOLLAR FUT EXP 12/15/2003 CALL 96.50                       10,500
                                                                             ---------------
TOTAL PURCHASED OPTION CONTRACTS (COST $45,592)                              $        35,488

                                                                             ---------------
TOTAL INVESTMENTS AT VALUE 116.14% (COST $161,813,588)                           162,725,638

                                                                             ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS (16.14%)                                   (22,608,525)

                                                                             ---------------
NET ASSETS 100.00%                                                           $   140,117,113

--------------------------------------------------------------------------------------------
WRITTEN OPTIONS
--------------------------------------------------------------------------------------------
                                             NUMBER OF    NOTIONAL      PREMIUM
TYPE OF CONTRACT                             CONTRACTS      AMOUNT     RECEIVED        VALUE
--------------------------------------------------------------------------------------------
EUR 90 DAY FUT EXP 12/15/03 PUT 97                  26   $  65,000   $   30,745   $   14,950
EUR 90 DAY FUT EXP 12/15/03 PUT 97.50               33      82,500       46,335       30,937
US 10YR TREAS NT FUT EXP 11/23/02 PUT 110            6       6,000        9,946          375
US 10YR TREAS NT FUT EXP 11/23/02 CALL 110           6       6,000        7,759       28,687
US 10YR TREAS NT FUT EXP 11/23/02 CALL 113          18      18,000       19,035       37,406
US 10YR TREAS NT FUT EXP 11/23/02 PUT 111           23      23,000       19,776        2,516
US 10YR TREAS NT FUT EXP 2/22/03 CALL 115           17      17,000       22,227       27,625
US 10YR TREAS NT FUT EXP 2/22/03 PUT 112            16      16,000       25,248       26,750
US LONG BD FUT EXP 11/23/02 CALL 108                14      14,000       13,274       44,188
US LONG BD FUT EXP 2/22/03 CALL 112                 13      13,000       21,466       27,625
US LONG BD FUT EXP 2/22/03 CALL 114                 13      13,000       21,060       19,297
US LONG BD FUT EXP 2/22/03 CALL 116                 12      12,000       25,253       12,000
US LONG BD FUT EXP 2/22/03 PUT 106                  13      13,000       15,576       23,969
--------------------------------------------------------------------------------------------
TOTAL                                                                $  277,700   $  296,325

FUTURES CONTRACTS

                                     NUMBER OF   EXPIRATION      ORIGINAL                   UNREALIZED
TYPE OF CONTRACT          POSITION   CONTRACTS         DATE         VALUE          VALUE   GAIN (LOSS)
------------------------------------------------------------------------------------------------------
DEC 2002 EUR BOBL             LONG           7      12/2002  $    747,853   $    758,302   $    10,449
DEC 2002 US T NT 10 YR        LONG          58      12/2002     6,341,587      6,399,031        57,444
DEC 2002 US T NT 10 YR       SHORT          83      12/2002     9,331,857      9,521,656      (189,799)
DEC 2002 US LONG BD           LONG          41      12/2002     4,503,490      4,536,907        33,417
DEC 2002 US T NT 5 YR        SHORT         164      12/2002    18,410,256     18,652,428      (242,172)
------------------------------------------------------------------------------------------------------
TOTAL                                                                                      $  (330,661)

FORWARDS

             DELIVER/RECEIVE                       COST ON                  NET UNREALIZED
SETTLEMENT       IN EXCHANGE          UNITS    ORIGINATION                    APPRECIATION
      DATE           FOR USD    OF CURRENCY           DATE          VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------
      Buys
  11/04/02               SEK      4,937,313   $    536,489   $    538,709   $        2,220
  11/12/02               SEK        635,048         67,309         69,249            1,940
  11/27/02               EUR        503,289        495,236        497,809            2,573
------------------------------------------------------------------------------------------
  TOTAL                                                                     $        6,733

     Sales
  11/04/02               EUR        503,289   $    495,737   $    498,318   $       (2,581)
  11/12/02               SEK      7,921,313        852,449        863,786          (11,337)
  11/18/02               NZD        649,701        303,086        315,238          (12,152)
  11/21/02               EUR      5,794,510      5,652,463      5,732,949          (80,486)
  11/25/02               CAD        675,000        428,653        430,833           (2,180)
  11/27/02               EUR        319,205        312,342        315,730           (3,388)
------------------------------------------------------------------------------------------
TOTAL                                                                       $     (112,124)

See accompanying notes to these financial statements.

++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures.
#         Denotes that this security is in default.
FRN       Floating Rate Note
MTN       Medium Term Note
TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.
PO        Principal Only Security
FNMA      Federal National Mortgage Association
GNMA      Government National Mortgage Association
FHLMC     Federal Home Loan Mortgage Corporation
FHLB      Federal Home Loan Bank
IRB       Industrial Revenue Bond
FICO      Financing Corporation
STEP BOND Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2002. Maturity date shown is the stated maturity date of the security.
IO        Interest Only Security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2002, these securities amounted to $6,940,724 or 5.0% of net assets.

Currency Code Key

CAD       CANADIAN DOLLAR
EUR       EURO
NZD       NEW ZEALAND DOLLAR
SEK       SWEDISH KRONA

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INFLATION-INDEXED BOND FUND

October 31, 2002 (Unaudited)

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES 98.12%
                       OTHER U.S. AGENCIES 0.30%
            150,000    FNMA DISC NT 1.600% 02/12/2003++                      $       149,313
            400,000    FNMA DISC NT 1.630% 02/12/2003++                              398,135
                                                                             ---------------
                       TOTAL OTHER U.S. AGENCIES                             $       547,448

                       U.S. TREASURIES 97.82%
         15,827,175    U.S. TREASURY INFLATION INDEXED BD
                       3.000% 07/15/2012                                     $    16,640,787
         21,805,987    U.S. TREASURY INFLATION INDEXED BD
                       3.625% 04/15/2028                                          24,102,419
         29,081,657    U.S. TREASURY INFLATION INDEXED BD
                       3.875% 04/15/2029                                          33,598,387
          5,354,259    U.S. TREASURY INFLATION INDEXED BD
                       3.375% 04/15/2032                                           5,809,371
         14,380,608    U.S. TREASURY INFLATION INDEXED NT
                       3.375% 01/15/2007                                          15,452,409
         18,196,205    U.S. TREASURY INFLATION INDEXED NT
                       3.625% 01/15/2008                                          19,720,138
         22,353,696    U.S. TREASURY INFLATION INDEXED NT
                       3.875% 01/15/2009                                          24,655,434
         15,356,913    U.S. TREASURY INFLATION INDEXED NT
                       4.250% 01/15/2010                                          17,336,511
         14,336,575    U.S. TREASURY INFLATION INDEXED NT
                       3.500% 01/15/2011                                          15,579,829
          7,697,766    U.S. TREASURY INFLATION INDEXED NT
                       3.375% 01/15/2012                                           8,323,209
                                                                             ---------------
                       TOTAL U.S. TREASURIES                                 $   181,218,494

                                                                             ---------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $174,294,274)                       $   181,765,942

                                                                             ---------------
TOTAL INVESTMENTS AT VALUE 98.12% (COST $174,294,274)                            181,765,942

                                                                             ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 1.88%                                        3,486,922

                                                                             ---------------
NET ASSETS 100.00%                                                           $   185,252,864

See accompanying notes to these financial statements.

FNMA      Federal National Mortgage Association

++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures.


FUTURES CONTRACTS

                                     NUMBER OF   EXPIRATION      ORIGINAL                   UNREALIZED
TYPE OF CONTRACT          POSITION   CONTRACTS         DATE         VALUE          VALUE   GAIN (LOSS)
------------------------------------------------------------------------------------------------------
DEC 2002 US T NT 5 YR        LONG          58       12/2002  $  6,483,415   $  6,596,594   $   113,179
DEC 2002 US T NT 10 YR      SHORT          52       12/2002     5,944,803      5,965,375       (20,572)
------------------------------------------------------------------------------------------------------
TOTAL                                                                                      $    92,607

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF LOW DURATION BOND FUND

October 31, 2002 (Unaudited)

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 20.59%
$           600,000    AAMES MTG TR 02-1 CL A2 (STEP BOND)
                       5.378% 06/25/2029                                     $       627,806
              7,408    AMRESCO RESIDENTIAL SECURITY MTG 98-2
                       CL A3 6.315% 02/25/2025                                         7,398
          1,000,000    CITIFINANCIAL MTG SECS INC 02-1CL AF1
                       2.474% 09/25/2032                                             999,531
          1,560,000    CITYSCAPE HOME EQ LN TR 96-3 CL A8
                       7.650% 09/25/2025                                           1,614,099
          1,000,000    CONSECO FINANCE 01-A CL 2A2 6.520% 03/15/2032               1,036,805
          1,000,000    CONSECO FINANCE 99-H CL MV2 (FRN) 3.203%
                       11/15/2029                                                    993,102
              3,309    CONTIMORTGAGE HOME EQ LN TR 98-3 CL A10
                       5.840% 05/15/2016                                               3,340
          1,600,000    CONTIMORTGAGE HOME EQ LN TR 99-3 CL A4
                       7.120% 01/25/2025                                           1,624,506
          1,500,000    COUNTRYWIDE ASSET-BACKED CERT 01-1
                       CL BV1 (FRN) 3.130% 07/25/2031                              1,487,281
            461,470    FIRST PLUS HOME LN TR 99-4 CL A 7.320% 11/10/2023             471,335
          1,504,067    FIRSTCITY CAP HOME EQ 98-1 CL A4 144A
                       6.720% 06/25/2028*                                          1,578,770
          1,470,770    FMAC LOAN REC TR 98-BA CL A2 144A
                       6.740% 11/15/2020*                                          1,318,954
          1,300,000    GE CAP MTG SER 96-HE3 CL A5 7.925% 09/25/2026               1,382,761
          1,000,000    GREEN TREE HOME EQ LN TR 98-A CL M2
                       7.170% 06/15/2029                                           1,059,065
          1,000,000    GREEN TREE HOME IMPROVEMENT LN TR 96-F CL HEM2
                       7.950% 01/15/2028                                           1,036,158
            659,098    IMC HOME EQ LN TR 97-7 CL A5 6.760% 10/20/2020                661,155
            592,159    IRWIN HOME EQ 99-2 CL A4 6.890% 06/15/2029                    628,595
            579,552    NEW CENTURY HOME EQ LN TR 99-NCA CL A3
                       6.760% 04/25/2025                                             580,880
            703,401    NEW CENTURY HOME EQ LN TR 99-NCB CL A7
                       (STEP BOND) 7.540% 06/25/2029                                 737,726
          1,000,000    RESIDENTIAL FDG MTG SECS I 02-HI1 CL A2
                       4.330% 06/25/2011                                           1,018,274
            537,732    SOUNDVIEW HOME EQ LN TR 01-1 CL A (STEP BOND)
                       6.265% 04/15/2031                                             573,332
          1,423,966    UCFC HOME EQ LN 97-C CL A7 6.845% 01/15/2029                1,509,798
          1,475,446    UNION ACCEP CORP 00-D CL A3 6.720% 10/11/2005               1,507,050
          1,160,965    WFS FINL OWNER TR 00-C CL A3 7.070% 02/20/2005              1,179,242
                                                                             ---------------
TOTAL ASSET BACKED SECURITIES (COST $23,212,856)                             $    23,636,963

COLLATERALIZED MORTGAGE OBLIGATIONS 12.52%

                       PRIVATE LABEL CMO'S 6.86%
          1,266,239    ABN AMRO MTG CORP 02-1A CL 1A1 5.850% 06/25/2032      $     1,303,297
          1,260,178    ASSET SECURITIZATION CORP 96-MD6 CL A1B
                       6.880% 11/13/2029                                           1,321,385
            222,260    BEAR STEARNS MTG SECS INC 96-3 CL A9 7.750%
                       06/25/2027                                                    222,977
          1,202,694    COUNTRYWIDE HOME LN 01-32 CL A6 (FRN) 3.180%
                       02/25/2032                                                  1,207,985
            155,018    FLEET MTG SECS 01-1 CL A5 7.500% 01/28/2030                   158,619
            605,530    IMPAC CMB TR 01-1 CL M2 (STEP BOND) (FRN)
                       2.864% 07/25/2031                                             601,824
            521,968    NORWEST ASSET SECS CORP 98-29 CL A5 6.250%
                       12/25/2028                                                    525,492
            258,935    RESIDENTIAL FDG MTG SECS I 94-S12 CL A4
                       6.500% 04/25/2009                                             259,754
            309,588    STRUCTURED ASSET SECS 00-4 CL 2A1 7.000% 11/25/2030           311,928
            980,189    STRUCTURED ASSET SECS 01-15A CL 4A1 6.000%
                       10/25/2031                                                  1,004,096
             50,418    WELLS FARGO MTG BACKED SEC TR 01-9 CL A14 6.750%
                       05/25/2031                                                     50,477
            900,000    WELLS FARGO MTG BACKED SEC TR 02-A CL A3
                       5.900% 03/25/2032                                             912,978
                                                                             ---------------
                       TOTAL PRIVATE LABEL CMO'S                             $     7,880,812

                       U.S. AGENCY CMO'S 5.66%
            899,103    FHLMC 1433 CL Z 7.000% 02/15/2022                     $       926,714
          1,940,737    FHLMC 1502 CL PZ 7.000% 08/15/2022                          2,036,303
            708,824    FHLMC 1726 CL Z 6.750% 02/15/2020                             726,854
            299,007    FNMA 01-12 CL CS 6.500% 06/25/2027                            301,002
$           519,501    FNMA 92-185 CL K 7.000% 04/25/2022                    $       530,816
          1,008,712    FNMA 93-201 CL G 3.500% 05/25/2019                          1,010,002
            800,000    FNMA 98-45 CL PH 5.750% 11/18/2021                            806,278
            155,593    GNMA 00-23 CL A 7.500% 05/20/2028                             157,681
                                                                             ---------------
                       TOTAL U.S. AGENCY CMO'S                               $     6,495,650

                                                                             ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,364,597)                 $    14,376,462

CORPORATE DEBT 9.13%
                       BANKING & FINANCE 6.79%
          1,000,000    BANCO POPULAR DE PUERTO RICO 6.070% 03/14/2003        $     1,013,488
            600,000    BEAR STEARNS CO (FRN) 2.040% 06/26/2004                       596,497
            600,000    BEAR STEARNS CO INC (FRN) 2.179% 12/16/2004                   600,094
            460,000    CREDIT SUISSE FIRST BOSTON USA INC 5.750%
                       04/15/2007                                                    477,797
          1,000,000    FORD MOTOR CREDIT CO 6.700% 07/16/2004                        979,218
            750,000    FORD MOTOR CREDIT CO MTN (FRN) 2.200% 03/13/2007              606,938
          1,200,000    GENERAL MTRS ACCEP CORP 6.750% 01/15/2006                   1,188,746
            685,000    INTL LEASE FINANCE CORP 5.500% 06/07/2004                     702,226
            500,000    JP MORGAN & CO SUB NTS 6.700% 11/01/2007                      555,926
          1,000,000    NATIONAL RURAL UTILITIES 6.500% 03/01/2007                  1,077,558
                                                                             ---------------
                       TOTAL BANKING & FINANCE                               $     7,798,488

                       TELECOMMUNICATIONS 1.01%
          1,000,000    CENTRAL TELEPHONE 6.875% 09/21/2004                   $     1,020,097
            800,000    WORLDCOM INC SR NTS 7.750% 04/01/2007#                        138,000
                                                                             ---------------
                       TOTAL TELECOMMUNICATIONS                              $     1,158,097

                       UTILITIES 1.33%
          1,500,000    SEMPRA ENERGY 6.800% 07/01/2004                       $     1,520,211
                                                                             ---------------
                       TOTAL UTILITIES                                       $     1,520,211

                                                                             ---------------
TOTAL CORPORATE DEBT (COST $10,990,934)                                      $    10,476,796

U.S. GOVERNMENT AND AGENCIES 57.71%
                       FHLMC POOLS 17.46%
          1,076,084    FHLMC GOLD POOL #G10293 8.500% 11/01/2009             $     1,174,879
          1,051,566    FHLMC GOLD POOL #G10748 9.000% 11/01/2006                   1,074,555
            667,493    FHLMC GOLD POOL #G11101 8.000% 02/01/2015                     712,482
          1,106,736    FHLMC GOLD POOL #M80697 6.500% 08/01/2008                   1,145,227
          1,191,877    FHLMC GOLD POOL #M80700 6.000% 09/01/2008                   1,243,527
            973,326    FHLMC GOLD POOL #M80701 6.500% 09/01/2008                   1,007,177
          1,106,851    FHLMC GOLD POOL #M80706 6.000% 10/01/2008                   1,154,816
          1,125,793    FHLMC GOLD POOL #M80723 6.000% 01/01/2009                   1,174,580
          1,336,020    FHLMC GOLD POOL #M80727 6.000% 02/01/2009                   1,384,190
          1,132,980    FHLMC GOLD POOL #M80739 6.000% 03/01/2009                   1,173,829
          1,131,671    FHLMC GOLD POOL #M80740 6.500% 03/01/2009                   1,171,444
          1,673,973    FHLMC GOLD POOL #M80742 6.000% 04/01/2009                   1,734,328
            904,800    FHLMC GOLD POOL #M80751 6.000% 06/01/2009                     937,422
          1,128,212    FHLMC GOLD POOL #M90694 5.000% 01/01/2007                   1,163,678
          1,097,166    FHLMC GOLD POOL #M90702 5.500% 02/01/2007                   1,138,096
          1,715,587    FHLMC GOLD POOL #M90749 6.000% 07/01/2007                   1,777,376
            358,131    FHLMC GOLD POOL #P50019 7.000% 07/01/2024                     374,695
            480,000    FHLMC TBA 5.500% 11/15/2017                                   495,000
                                                                             ---------------
                       TOTAL FHLMC POOLS                                     $    20,037,301

                       FNMA POOLS 17.38%
          1,143,429    FNMA POOL #253940 6.500% 08/01/2008                   $     1,181,609
          1,185,867    FNMA POOL #253996 6.500% 09/01/2008                         1,225,464
            927,806    FNMA POOL #254042 6.500% 10/01/2008                           958,787
          1,010,042    FNMA POOL #254084 6.000% 11/01/2008                         1,049,643
          1,177,446    FNMA POOL #254137 6.000% 12/01/2008                         1,223,610
          1,219,606    FNMA POOL #254255 6.000% 03/01/2009                         1,262,055
          5,496,284    FNMA POOL #254379 7.000% 07/01/2032                         5,741,902
          1,214,133    FNMA POOL #254401 6.000% 07/01/2009                         1,256,391
          1,447,334    FNMA POOL #254431 6.500% 07/01/2009                         1,496,393
          1,197,161    FNMA POOL #313823 8.500% 09/01/2007                         1,269,612
            876,176    FNMA POOL #523852 11.000% 10/01/2014                          994,831
            380,814    FNMA POOL #535618 8.500% 04/01/2010                           415,977
          1,169,790    FNMA POOL #576027 7.500% 01/01/2015                         1,246,283
            601,936    FNMA POOL #596365 6.500% 07/01/2008                           622,036
                                                                             ---------------
                       TOTAL FNMA POOLS                                      $    19,944,593

                                       37

October 31, 2002 (Unaudited)

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
                       GNMA POOLS 0.16%

$           166,457    GNMA POOL #780321 9.500% 07/15/2007                   $       183,073
                                                                             ---------------
                       TOTAL GNMA POOLS                                      $       183,073

                       OTHER U.S. AGENCIES 13.28%
            975,000    FHLMC DISC NT 1.650% 11/12/2002                       $       974,508
          2,415,000    FHLMC DISC NT 1.690% 11/12/2002                             2,413,753
            640,000    FNMA DISC NT 1.660% 11/06/2002                                639,852
          2,050,000    FNMA DISC NT 1.690% 11/25/2002                              2,047,690
          2,640,000    FNMA DISC NT 1.680% 11/26/2002                              2,636,920
          1,340,000    FNMA GLOBAL BOND 7.000% 07/15/2005                          1,504,265
          4,800,000    FNMA GLOBAL BOND 4.250% 07/15/2007                          5,026,469
                                                                             ---------------
                       TOTAL OTHER U.S. AGENCIES                             $    15,243,457

                       U.S. TREASURIES 9.43%
          9,345,000    U.S. TREASURY BILL 1.620% 12/19/2002                  $     9,327,310
          1,300,000    U.S. TREASURY NTS 6.000% 08/15/2009                         1,502,566
                                                                             ---------------
                       TOTAL U.S. TREASURIES                                 $    10,829,876

                                                                             ---------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $65,646,495)                        $    66,238,300

                                                                             ---------------
TOTAL INVESTMENTS AT VALUE 99.95% (COST $114,214,882)                            114,728,521

                                                                             ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 0.05%                                           54,993

                                                                             ---------------
NET ASSETS 100.00%                                                           $   114,783,514

See accompanying notes to these financial statements.

FRN       Floating Rate Note
TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.
FNMA      Federal National Mortgage Association
GNMA      Government National Mortgage Association
FHLMC     Federal Home Loan Mortgage Corporation
STEP BOND Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2002. Maturity date shown is the stated maturity date of the security.

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2002, these securities amounted to $2,897,724 or 2.5% of net assets.
# Denotes that this security is in default.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SHORT DURATION FUND

October 31, 2002 (Unaudited)

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 33.81%
$           103,120    ACE SEC CORP 01-AQ1 CL A1 (STEP BOND)
                       2.090% 04/25/2031                                     $       102,806
            250,000    AESOP FDG II LLC 00-3 CL A 144A (FRN) 2.029%
                       10/20/2004*                                                   249,912
            280,000    AMERICAN EXPRESS MASTER TR 02-2 CL A (FRN)
                       1.853% 05/15/2006                                             279,864
             61,005    AMERICREDIT AUTO REC TR 00-B CL A3 (FRN) 1.940%
                       09/05/2004                                                     61,002
            400,000    AMERICREDIT AUTO REC TR 00-C CL A4 (FRN) 2.010%
                       07/12/2007                                                    399,786
            500,000    AMERICREDIT AUTO REC TR 00-D CL A4 (FRN) 2.049%
                       09/12/2007                                                    501,234
             90,126    AMERICREDIT AUTO REC TR 01-B CL A2 (FRN) 1.910%
                       06/13/2005                                                     90,130
            250,000    ARG FUNDING CORP 00-4A CL A 144A (FRN) 2.050%
                       09/20/2004*                                                   250,176
            750,000    ARG FUNDING CORP 01-2A CL A 144A (FRN) 2.070%
                       03/20/2006*                                                   750,046
            328,957    ASSET BACKED SEC HOME EQ LN TR 01-HE3 CL A1
                       (STEP BOND) 2.073% 11/15/2031                                 327,798
             75,109    BANKAMERICA MANUFACTURED HOUSING CONTRACT 97-2
                       CL A6 6.470% 04/10/2015                                        75,144
            417,904    CALIFORNIA INFRASTRUCTURE PG&E 97-1 CL A6
                       6.320% 09/25/2005                                             426,955
            205,201    CALIFORNIA INFRASTRUCTURE SCE-1 97-1 CL A5
                       6.280% 09/25/2005                                             209,871
            300,000    CAPITAL AUTO REC ASSET TR 01-1 CL A4 (FRN)
                       1.873% 03/15/2005                                             299,992
            325,000    CAPITAL AUTO REC ASSET TR 01-2 CL A3 4.600%
                       09/15/2005                                                    330,486
            123,467    CAPITAL AUTO REC ASSET TR 02-1 CL A2 (FRN) 1.873%
                       03/15/2004                                                    123,460
            250,000    CAPITAL AUTO REC ASSET TR 02-4 CL A2B 1.740%
                       01/17/2005                                                    249,887
             96,192    CASE EQUIPMENT LN TR 99-A CL A4 5.770% 08/15/2005              96,328
            300,000    CHASE CREDIT CARD MASTER TR 02-4 CL A (FRN)
                       1.906% 10/15/2007                                             299,855
            350,000    CHASE MANHATTAN AUTO OWNER TR 01-B CL A3 3.090%
                       11/15/2005                                                    354,271
            315,000    CHASE MANHATTAN AUTO OWNER TR 02-A CL A2
                       2.630% 10/15/2014                                             315,954
            150,000    CHASE MANHATTAN AUTO OWNER TR 02-B CL A3
                       3.580% 05/15/2006                                             153,699
             57,911    CHEVY CHASE AUTO REC TR 01-2 CL A2 2.970% 05/17/2004           57,987
             79,580    CIT EQUIPMENT COLLATERAL 01-A CL A2 3.730%
                       03/22/2004                                                     79,840
            287,703    CIT GROUP HOME EQ LN TR 02-1 CL AV (FRN) 2.120%
                       03/25/2033                                                    287,308
            200,000    CITIBANK CREDIT CARD ISSUANCE TR 00-A2 CL A2 (FRN)
                       1.820% 11/07/2005                                             199,942
             71,291    CONNECTICUT RRB SPECIAL PURPOSE TR CL&P-1 01-1 CL A1
                       4.870% 03/30/2005                                              71,904
            318,682    CONSECO FINANCE 02-B CL A1 (FRN) 2.070% 05/15/2033            318,728
            312,091    COUNTRYWIDE ASSET BACKED CERT 02-1 CL A (FRN)
                       2.120% 08/25/2032                                             310,880
            422,725    COUNTRYWIDE ASSET BACKED CERT 02-BC1 CL A
                       (STEP BOND) 2.170% 04/25/2032                                 421,673
            214,586    CREDIT-BASED ASSET SERV & SEC 00-CB2 CL A1A
                       (STEP BOND) 2.240% 09/25/2029                                 214,634
            216,362    CREDIT-BASED ASSET SERV & SEC 01-CB4 CL 1A1
                       (STEP BOND) 2.260% 11/25/2033                                 216,575
            100,387    DAIMLER CHRYSLER AUTO TR 01-B CL A2 4.250%
                       02/06/2004                                                    100,726
            136,081    DAIMLER CHRYSLER AUTO TR 01-C CL A2 3.710%
                       07/06/2004                                                    136,825
            162,439    DAIMLER CHRYSLER AUTO TR 01-D CL A2 2.470%
                       06/06/2004                                                    162,732
            175,000    DAIMLER CHRYSLER AUTO TR 02-C CL A2 2.070%
                       06/08/2005                                                    175,417
            102,526    DELTA FDG HOME EQ LN TR 99-3 CL A1A (STEP BOND)
                       2.220% 09/15/2029                                             102,528
$           610,000    DISTRIBUTION FINL SERV FLOORPLAN MASTER TR 00-1
                       CL A (STEP BOND) 1.993% 04/15/2005                    $       610,218
            310,366    EMC MTG LN TR 02-AA CL A1 (FRN) 2.310% 05/25/2039             311,239
            500,000    FIRST BANKCARD MASTER CREDIT CARD TR 00-2A
                       CL A 144A (FRN) 1.993% 04/17/2006*                            500,293
            120,818    FIRST SECURITY AUTO OWNER TR 99-1 CL A4 5.740%
                       06/15/2004                                                    121,003
            400,000    FIRST USA CREDIT CARD MASTER TR 96-8 CL A (FRN)
                       2.163% 09/10/2006                                             400,252
            100,000    FLEET CREDIT CARD MASTER TR 00-A CL A (FRN) 1.933%
                       07/15/2005                                                    100,010
            250,000    FORD CREDIT AUTO OWNER TR 00-A CL B 7.370%
                       07/15/2004                                                    257,179
             40,735    FORD CREDIT AUTO OWNER TR 01-D CL A2 3.710%
                       09/15/2003                                                     40,791
            404,299    FORD CREDIT AUTO OWNER TR 02-A CL A2B (FRN)
                       1.903% 05/15/2004                                             404,314
            340,000    FORD CREDIT AUTO OWNER TR 02-A CL A3B (FRN)
                       1.943% 01/15/2006                                             340,211
            400,000    FORD CREDIT AUTO OWNER TR 99-D CL B 6.870%
                       01/15/2004                                                    402,353
            300,000    FORD CREDIT FLOORPLAN MASTER OWNER TR 01-1
                       CL A (FRN) 1.893% 07/17/2006                                  300,266
            317,877    GMAC MTG CORP LN TR 00-CL1 CL A3 7.570% 08/25/2023            325,541
            452,694    GREEN TREE FINL CORP 99-4 CL A4 6.640% 05/01/2031             458,573
             71,763    GUARANTEED EXPORT TR 96-A CL A 6.550% 06/15/2004               73,892
             55,906    HARLEY DAVIDSON EAGLEMARK MOTORCYCLE TR 01-1
                       CL A1 4.650% 09/15/2005                                        56,390
             62,413    HARLEY DAVIDSON MOTOR TR 01-2 CL A1 3.770%
                       04/17/2006                                                     62,964
             90,123    HONDA AUTO REC OWNER TR 01-3 CL A2 2.760%
                       02/18/2004                                                     90,295
            176,695    HONDA AUTO REC OWNER TR 02-1 CL A2 2.550%
                       04/15/2004                                                    177,074
            250,000    HOUSEHOLD AUTO TR 02-2 CL A2 2.150% 12/19/2005                250,781
             75,188    HOUSEHOLD AUTO TR I 99-1 CL A4 6.650% 04/17/2006               76,962
            248,404    HOUSEHOLD HOME EQ LN TR 01-2 CL A (FRN) 2.190%
                       07/20/2031                                                    248,243
            150,961    HOUSEHOLD HOME EQ LN TR 02-1 CL A (FRN) 2.200%
                       12/22/2031                                                    150,865
             75,480    HOUSEHOLD HOME EQ LN TR 02-1 CL M (FRN) 2.659%
                       12/22/2031                                                     75,314
             65,132    HUNTINGTON AUTO TR 00-A CL A3 7.330% 07/15/2004                65,601
            181,734    KEYCORP STUDENT LN TR 95-B CL A (FRN) 2.074%
                       09/27/2024                                                    181,751
            183,157    LONG BEACH MTG LOAN TR 00-1 CL AV-1 (FRN) 2.100%
                       01/21/2031                                                    182,618
            300,457    LONG BEACH MTG LOAN TR 01-2 CL A2 (STEP BOND)
                       2.094% 07/25/2031                                             299,699
            337,416    MADISON AVENUE MANUFACTURED HOUSING
                       CONTRACT 02-A CL A1 (FRN) 2.180% 03/25/2032                   336,243
            265,000    MBNA CREDIT CARD MASTER NT TR 01-A4 CL A (FRN)
                       1.933% 02/15/2007                                             265,455
            500,000    MBNA CREDIT CARD MASTER NT TR 97-C CL A (FRN)
                       (STEP BOND) 1.950% 08/15/2006                                 500,356
            233,456    MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AF1 (FRN)
                       2.060% 07/25/2016                                             233,522
            244,075    MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AV1 (FRN)
                       2.200% 09/25/2032                                             243,946
            400,000    MMCA WHOLESALE MASTER OWNER TR 01-1 CL A 144A
                       (STEP BOND) 2.013% 05/15/2006*                                399,767
            143,194    NAVISTAR FINANCIAL CORP OWNER TR 01-B CL A2
                       2.830% 08/16/2004                                             143,482
            108,920    NISSAN AUTO REC OWNER TR 01-C CL A2 3.770%
                       02/17/2004                                                    109,314
            301,538    NISSAN AUTO REC OWNER TR 02-A CL A2 2.670%
                       07/15/2004                                                    302,416
             75,932    ONYX ACCEP AUTO TR 02-A CL A2 2.680% 08/15/2004                76,124
            498,000    PECO ENERGY TRANSITION TR 99-A CL A3 (FRN) 1.940%
                       03/01/2006                                                    497,907
             65,744    PP&L TRANSITION BD CO LLC 99-1 CL A3 6.600%
                       03/25/2005                                                     66,486

                                       39

October 31, 2002 (Unaudited)

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
$           470,265    RESIDENTIAL ASSET SECS CORP 00-KS3 CL AII (FRN)
                       2.067% 07/25/2031                                     $       468,717
            230,000    SLM LN TR 02-A CL A1 (FRN) 1.958% 06/15/2016                  228,401
            253,420    SOUTHERN PACIFIC SECURED ASSETS CORP 98-2 CL A1
                       (STEP BOND) 1.984% 07/25/2029                                 252,157
             66,336    STUDENT LN TR 00-1 CL A1L (FRN) 1.929% 10/27/2008              66,377
            137,467    STUDENT LN TR 99-2 CL A2L (FRN) 2.140% 04/25/2011             137,655
             95,854    TEXTRON FINL CORP 01-A CL A2 144A (FRN) 2.120%
                       01/22/2007*                                                    95,802
            150,000    TEXTRON FINL CORP 01-A CL A3 144A (FRN) 2.270%
                       02/20/2009*                                                   149,648
             10,815    TOYOTA AUTO REC OWNER TR 01-B CL A2 (FRN) 1.863%
                       12/15/2003                                                     10,815
             87,625    TOYOTA AUTO REC OWNER TR 01-C CL A2 3.770%
                       07/15/2004                                                     87,924
            187,194    TOYOTA AUTO REC OWNER TR 02-A CL A2 (FRN) 1.853%
                       07/15/2004                                                    187,170
             65,000    TOYOTA AUTO REC OWNER TR 02-C CL A3 2.000%
                       10/31/2032                                                     65,559
            250,000    UNION ACCEP CORP 98-C CL A5 5.640% 05/08/2006                 251,827
            136,804    USAA AUTO OWNER TR 01-2 CL A2 2.420% 05/17/2004               136,901
            185,754    WFS FINL OWNER TR 00-C CL A3 7.070% 02/20/2005                188,679
            262,055    WFS FINL OWNER TR 01-A CL A3 (FRN) 2.010%
                       10/20/2005                                                    262,161
            150,000    WFS FINL OWNER TR 01-C CL A3 (FRN) 2.020%
                       03/20/2006                                                    150,085
            400,000    WFS FINL OWNER TR 02-1 CL A3B (FRN) 2.130%
                       12/20/2006                                                    400,466
            226,653    WORLD OMNI AUTO REC TR 01-A CL A3 5.300%
                       02/20/2005                                                    230,213
                                                                             ---------------
TOTAL ASSET BACKED SECURITIES (COST $21,929,489)                             $    21,916,622

COLLATERALIZED MORTGAGE OBLIGATIONS 9.76%

                       PRIVATE LABEL CMO'S 5.97%
            149,724    COMM 00-FL3A CL A 144A (FRN) 2.023% 11/15/2012*       $       149,681
            382,965    COMM 01-FL4A CL A1 144A (FRN) 2.013% 04/15/2013*              382,800
            139,580    COMM 01-FL5A CL A1 144A (FRN) 2.290% 11/15/2013*              139,554
            236,003    CS FIRST BOSTON MTG SEC CORP 01-FL2A CL A 144A
                       (FRN) 2.053% 09/15/2013*                                      235,229
            187,116    GRANITE MTG PLC 01-2 CL 1A (FRN) 2.070% 10/20/2021            187,342
            189,358    GRANITE MTG PLC 02-1 CL 1A1 (FRN) 1.940% 12/20/2016           189,337
            143,390    GRP/AG REAL ESTATE ASSET TR 02-1 CL A1 144A
                       (STEP BOND) 5.450% 04/25/2007*                                142,315
            206,242    GS MTG SECS CORP II 00-GSFL CL A 144A 2.083%
                       08/15/2012*                                                   205,812
            250,000    HOLMES FINANCING PLC 3 CL 1A (FRN) (STEP BOND)
                       1.895% 01/15/2005                                             250,000
            265,000    HOLMES FINANCING PLC 4 CL 1A (FRN) 1.965% 07/15/2015          265,083
            250,000    HOLMES FINANCING PLC 6 CL 2A 1.980% 04/15/2007                250,000
            159,715    KINGFISHER SECURITIZATION 01-1G CL A (STEP BOND)
                       2.000% 09/20/2032                                             159,802
             95,058    MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1 (FRN)
                       2.150% 05/25/2033                                              94,842
            205,000    PERMANENT FINANCING PLC 1 CL 3A (FRN) 1.900%
                       06/10/2007                                                    204,776
            364,185    SECURITY NATL MTG LOAN TR 02-1A CL A1 144A 3.740%
                       05/25/2013*                                                   366,188
            256,193    TORRENS TR 00-1GA CL A 144A (FRN) 2.060% 07/15/2031*          256,453
            387,241    WESTPAC SECURITIZATION TR 98-1G CL A (FRN) 2.000%
                       07/19/2029                                                    387,953
                                                                             ---------------
                       TOTAL PRIVATE LABEL CMO'S                             $     3,867,167

                       U.S. AGENCY CMO'S 3.79%
             25,466    FHLMC 2061 CL VA 6.500% 04/15/2003                    $        25,632
            165,491    FHLMC 2115 CL OB 6.000% 07/15/2014                            165,366
            438,548    FHLMC 2357 CL QA 5.500% 01/15/2010                            444,549
            235,441    FHLMC 2363 CL BC 5.500% 05/15/2011                            238,072
            200,000    FHLMC 2481 CL OA 5.000% 08/15/2008                            207,651
            500,000    FNMA 01-58 CL PN 5.500% 04/25/2015                            511,705
            218,599    FNMA 02-58 CL PA 5.000% 08/25/2014                            225,158
            300,000    FNMA 02-70 CL QA 5.500% 11/25/2010                            308,063
$           326,940    FNMA 99-41 CL PB 6.500% 06/25/2010                    $       331,990
                                                                             ---------------
                       TOTAL U.S. AGENCY CMO'S                               $     2,458,186

                                                                             ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,338,061)                  $     6,325,353

CORPORATE DEBT 21.73%
                       BANKING & FINANCE 16.36%
            250,000    AMERICAN EXPRESS CREDIT (FRN) 1.910% 11/17/2003       $       249,949
            600,000    AMERICAN HONDA FINANCE CORP NTS 144A (FRN)
                       1.783% 03/14/2003*                                            600,260
            250,000    ASIF GLOBAL FINANCING XVI 144A (FRN) 1.992%
                       09/02/2005*                                                   249,950
            120,000    ASSOCIATES CORP NA (FRN) 2.008% 05/08/2003                    120,145
            250,000    BANK OF AMERICA CORP MTN (FRN) 2.170% 05/03/2004              250,642
            250,000    BANK OF AMERICA CORP MTN (FRN) 2.108% 10/22/2004              250,958
            260,000    BANK ONE CORP 7.625% 08/01/2005                               292,243
            214,000    BEAR STEARNS CO INC 8.750% 03/15/2004                         230,389
            200,000    BEAR STEARNS CO INC (FRN) 2.148% 03/28/2003                   200,240
            200,000    BEAR STEARNS CO INC (FRN) 2.278% 10/22/2004                   199,948
            250,000    BMW US CAPITAL CORP 2.021% 02/10/2003                         249,975
            200,000    BOEING CAPITAL CORP SR MTN (FRN) 2.376% 09/16/2003            199,638
            300,000    CATERPILLAR FINANCIAL SERVICES CORP MTN (FRN)
                       2.203% 11/04/2003                                             300,278
            200,000    CIT GROUP INC SR NTS 7.500% 11/14/2003                        205,106
            300,000    CITIGROUP INC (FRN) 2.030% 03/09/2004                         300,661
            200,000    COUNTRYWIDE HOME LN MTN 6.840% 10/22/2004                     212,687
            175,000    DONALDSON LUFKIN & JENRETTE INC MTN (FRN) 2.343%
                       07/18/2003                                                    175,403
            350,000    FIRST UNION NATL BANK (FRN) 2.143% 02/20/2004                 350,739
            200,000    FLEETBOSTON FINL CORP MTN (FRN) 2.010% 07/14/2003             200,146
            500,000    GENERAL ELECTRIC CAP CORP (FRN) 1.951% 03/15/2005             498,066
            200,000    GENERAL MTRS ACCEP CORP 5.480% 12/16/2002                     200,268
            250,000    GENERAL MTRS ACCEP CORP (FRN) 2.010% 04/05/2004               239,020
            300,000    GENERAL MTRS ACCEP CORP MTN (FRN) 2.560% 01/20/2004           290,389
            200,000    GOLDMAN SACHS GROUP LP 144A (FRN) 2.740% 10/27/2003*          201,481
            200,000    HELLER FINL INC 6.000% 03/19/2004                             210,191
            250,000    HOUSEHOLD FINANCE CORP MTN (FRN) 2.063% 08/01/2003            240,025
            250,000    HOUSEHOLD FINANCE CORP MTN (FRN) 5.760% 08/07/2003            240,630
            300,000    JP MORGAN CHASE & CO MTN (FRN) 2.046% 01/30/2003              299,936
            275,000    JP MORGAN CHASE & CO MTN (FRN) 2.066% 05/20/2004              273,872
            300,000    LEHMAN BROS HLDGS INC MTN (FRN) 2.355% 09/28/2005             299,806
            250,000    MONUMENT GLOBAL FDG II 144A (FRN) 2.044% 09/26/2003*          250,528
            300,000    MORGAN STANLEY (FRN) 1.970% 02/21/2003                        300,088
            250,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CO
                       5.250% 07/15/2004                                             259,298
            185,000    NORWEST CORP 6.625% 03/15/2003                                188,256
            300,000    SALOMON SMITH BARNEY HLDGS (FRN) 2.080% 04/28/2003            300,258
            200,000    TEXTRON FINL CORP (FRN) 2.240% 12/09/2002                     199,925
            250,000    UNILEVER CAPITAL CORP 6.750% 11/01/2003                       262,047
            250,000    US BANCORP (FRN) 2.053% 02/03/2003                            250,106
            500,000    US BANK NA MTN (FRN) 2.026% 06/14/2005                        500,894
            250,000    WACHOVIA CORP 6.925% 10/15/2003                               261,932
                                                                             ---------------
                       TOTAL BANKING & FINANCE                               $    10,606,373

                       BASIC INDUSTRIES 0.57%
            360,000    DOW CHEMICAL CO 5.250% 05/14/2004                     $       366,475
                                                                             ---------------
                       TOTAL BASIC INDUSTRIES                                $       366,475

                       CONSUMER NON-DURABLES 0.39%
            250,000    COCA-COLA ENTERPRISES INC (FRN) 2.080% 04/26/2004     $       250,197
                                                                             ---------------
                       TOTAL CONSUMER NON-DURABLES                           $       250,197

                       CONSUMER SERVICES 2.17%
            300,000    SLM CORP MTN (FRN) 2.270% 10/25/2004                  $       300,303
            250,000    SLM CORP MTN (FRN) 2.220% 01/25/2005                          250,912
            400,000    TARGET CORP NTS 7.500% 02/15/2005                             443,660
            200,000    WAL-MART STORES INC 4.375% 08/01/2003                         204,026
            194,000    WAL-MART STORES INC 6.550% 08/10/2004                         209,107
                                                                             ---------------
                       TOTAL CONSUMER SERVICES                               $     1,408,008

                                       40

PAR VALUE OF SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------------------
                       ENERGY 0.88%
$           280,000    ALABAMA POWER CO (FRN) 1.906% 03/03/2003              $       280,107
            300,000    DUKE ENERGY CORP (FRN) 2.210% 01/15/2005                      291,021
                                                                             ---------------
                       TOTAL ENERGY                                          $       571,128

                       HEALTH CARE 0.39%
            250,000    UNITED HEALTH GROUP INC 144A (FRN) 2.500%
                       11/09/2004*                                           $       249,693
                                                                             ---------------
                       TOTAL HEALTH CARE                                     $       249,693

                       TELECOMMUNICATIONS 0.79%
            200,000    BELL ATLANTIC FINL REGS 5.750% 04/01/2003             $       201,825
            300,000    SOUTHWESTERN BELL TELEPHONE CO 5.770% 10/14/2003              308,354
                                                                             ---------------
                       TOTAL TELECOMMUNICATIONS                              $       510,179

                       TRANSPORTATION 0.18%
            120,000    AMERICAN AIRLINES INC (FRN) 2.420% 09/23/2007         $       120,000
                                                                             ---------------
                       TOTAL TRANSPORTATION                                  $       120,000

                                                                             ---------------
TOTAL CORPORATE DEBT (COST $14,069,155)                                      $    14,082,053

FOREIGN DEBT 1.74%
            250,000    DIAGEO CAPITAL PLC GTD 6.625% 06/24/2004              $       268,161
            350,000    HYDRO-QUEBEC 7.375% 02/01/2003                                354,775
            500,000    ONTARIO (PROVINCE OF) 7.375% 01/27/2003                       506,621

                                                                             ---------------
TOTAL FOREIGN DEBT (COST $1,126,860)                                         $     1,129,557

U.S. GOVERNMENT AND AGENCIES 14.74%
                       OTHER U.S. AGENCIES 13.97%
          1,000,000    FHLB 1.915% 09/12/2003                                $     1,000,173
            500,000    FHLB 2.010% 10/10/2003                                        500,160
            750,000    FHLB 1.925% 10/27/2003                                        750,524
          1,000,000    FHLB 1.800% 11/28/2003                                      1,000,700
            750,000    FHLB 3.375% 06/15/2004                                        769,154
            212,000    FHLB DISC NT 1.690% 11/12/2002                                211,890
            500,000    FHLMC 4.875% 03/15/2007                                       537,005
            250,000    FHLMC 3.500% 09/15/2007                                       253,642
            455,000    FHLMC DISC NT 1.786% 12/30/2002                               453,817
            500,000    FHLMC MTN 2.000% 09/09/2003                                   500,074
            400,000    FNMA DISC NT 1.802% 11/27/2002                                399,523
            300,000    FNMA DISC NT 1.796% 12/13/2002                                299,454
          1,500,000    FNMA DISC NT 1.799% 12/31/2002                              1,496,100
            635,000    FNMA DISC NT 1.815% 01/23/2003                                632,778
            250,000    SLMA (FRN) 1.749% 04/17/2003                                  249,967
                                                                             ---------------
                       TOTAL OTHER U.S. AGENCIES                             $     9,054,961

                       U.S. TREASURIES 0.77%
            500,000    U.S. TREASURY NTS 1.875% 09/30/2004                   $       502,107
                                                                             ---------------
                       TOTAL U.S. TREASURIES                                 $       502,107

                                                                             ---------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $9,534,321)                         $     9,557,068

CERTIFICATES OF DEPOSIT 2.01%
            500,000    CANADIAN IMPERIAL BANK OF COMMERCE CD 2.070%
                       12/23/2002                                            $       500,344
            500,000    DRESDNER BANK AG CD 1.865% 12/18/2002                         500,177
            300,000    FIRST TENNESSEE BANK CD 1.760% 11/15/2002                     300,000
                                                                             ---------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,300,189)                              $     1,300,521

COMMERCIAL PAPER 12.78%
$           250,000    AMERICAN HONDA FINANCE CORP 1.750% 12/09/2002         $       249,538
            635,000    APRECO INC 1.750% 11/15/2002                                  634,568
            600,000    CLIPPER RECEIVABLES CORP 1.780% 11/04/2002                    599,911
            600,000    EDISON ASSET SECURITIZATION LLC 1.760% 11/22/2002             599,384
            600,000    EUREKA SECURITIZATION PLC 1.770% 11/12/2002                   599,675
            545,000    FALCON ASSET SECURITIZATION CORP 1.720% 12/02/2002            544,193
            600,000    GALAXY FUNDING INC 1.800% 11/14/2002                          599,606
            300,000    GENERAL ELECTRIC CAP CORP 1.805% 11/22/2002                   299,700
            640,000    KITTY HAWK FUNDING CORP 1.780% 11/21/2002                     639,367
            781,000    MERCK & CO INC 1.770% 11/06/2002                              780,808
            640,000    MONT BLANC CAPITAL CORP 1.870% 11/01/2002                     640,000
            600,000    PARK AVENUE RECEIVABLES CORP 1.770% 11/26/2002                599,263
            550,000    PREFERRED RECEIVABLES FUNDING CORP 1.770% 11/07/2002          549,838
            250,000    PROCTOR & GAMBLE CO 1.650% 05/06/2003                         248,021
            400,000    SOCIETE GENERALE NORTH AMERICA 1.890% 12/23/2002              399,082
            300,000    VOLKSWAGEN OF AMERICA 1.760% 11/13/2002                       299,824
                                                                             ---------------
TOTAL COMMERCIAL PAPER (COST $8,282,527)                                     $     8,282,778

                                                                             ---------------
TOTAL INVESTMENTS AT VALUE 96.57% (COST $62,580,602)                              62,593,952

                                                                             ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 3.43%                                        2,222,286

                                                                             ---------------
NET ASSETS 100.00%                                                           $    64,816,238

See accompanying notes to these financial statements.

FRN       Floating Rate Note
MTN       Medium Term Note
FNMA      Federal National Mortgage Association
FHLMC     Federal Home Loan Mortgage Corporation
SLMA      Student Loan Marketing Association
FHLB      Federal Home Loan Bank
STEP BOND Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2002. Maturity date shown is the stated maturity date of the security.

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2002, these securities amounted to $5,825,588 or 9.0% of net assets.

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statements of Assets and Liabilities October 31, 2002 (Unaudited)

                                                                                       CIF              CIF              CIF
                                                                               CORE EQUITY        SMALL CAP        SMALL CAP
                                                                                      FUND      GROWTH FUND       VALUE FUND
ASSETS:
   Investments at cost                                                      $  163,014,230   $   56,534,825   $   63,353,937
                                                                            ==============   ==============   ==============
   Investments at value                                                        142,527,249       52,880,321       59,056,106
   Cash and Cash Equivalents                                                     3,952,456        2,119,421        2,374,735
   Foreign currency at value(1)                                                          -                -                -
   Receivable for investments sold                                               1,504,526          950,123        1,104,310
   Receivable for Fund shares sold                                               1,115,075          296,940          271,940
   Receivable for expense reimbursement                                              3,870            6,597            4,410
   Dividend and interest receivable                                                160,209            8,571           36,352
   Unrealized appreciation on open forward foreign currency contracts                    -                -                -
   Prepaid expenses                                                                  5,953              210              232
      TOTAL ASSETS                                                             149,269,338       56,262,183       62,848,085
                                                                            ==============   ==============   ==============

LIABILITIES:
   Payable for investments purchased                                               422,155        1,280,642          488,328
   Payable for Fund shares redeemed                                                      -                -                -
   Payable for daily variation margin on open financial futures contracts                -                -                -
   Unrealized depreciation on open forward foreign currency contracts                    -                -                -
   Due to bank                                                                           -                -                -
   Written options at value(2)                                                           -                -                -
   Directors' fee payable                                                            1,750            1,750            1,750
   Advisory fee payable                                                             52,739           39,040           45,112
   Accrued expenses and other payables                                              32,913           25,034           26,088
      TOTAL LIABILITIES                                                            509,557        1,346,466          561,278
                                                                            ==============   ==============   ==============

NET ASSETS                                                                  $  148,759,781   $   54,915,717   $   62,286,807
                                                                            ==============   ==============   ==============

NET ASSETS CONSIST OF:
   Capital stock, 0.001 par value                                           $       20,900   $        9,559   $        7,360
   Paid-in capital                                                             190,843,656       86,575,731       73,217,426
   Undistributed net investment income (loss)                                       42,945         (229,761)         127,819
   Accumulated net realized gain (loss) on investments                         (21,660,772)     (27,785,308)      (6,767,967)
   Net unrealized appreciation (depreciation)                                  (20,486,948)      (3,654,504)      (4,297,831)

TOTAL NET ASSETS                                                            $  148,759,781   $   54,915,717   $   62,286,807
                                                                            ==============   ==============   ==============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)              20,899,560        9,559,353        7,359,779
                                                                            ==============   ==============   ==============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                    $         7.12   $         5.74   $         8.46
                                                                            ==============   ==============   ==============

(1) Cost of cash denominated in foreign currencies                                       -                -                -
(2) Premiums on written options                                                          -                -                -

                                                                                       CIF
                                                                             INTERNATIONAL
                                                                               EQUITY FUND
ASSETS:
   Investments at cost                                                      $  115,758,594
                                                                            ==============
   Investments at value                                                         95,116,855
   Cash and Cash Equivalents                                                     6,626,040
   Foreign currency at value(1)                                                    572,278
   Receivable for investments sold                                                 906,413
   Receivable for Fund shares sold                                                 266,220
   Receivable for expense reimbursement                                             21,754
   Dividend and interest receivable                                                196,099
   Unrealized appreciation on open forward foreign currency contracts              131,839
   Prepaid expenses                                                                  1,180
      TOTAL ASSETS                                                             103,838,678
                                                                            ==============

LIABILITIES:
   Payable for investments purchased                                               708,826
   Payable for Fund shares redeemed                                                177,008
   Payable for daily variation margin on open financial futures contracts                -
   Unrealized depreciation on open forward foreign currency contracts               11,550
   Due to bank                                                                           -
   Written options at value(2)                                                           -
   Directors' fee payable                                                            1,750
   Advisory fee payable                                                             57,375
   Accrued expenses and other payables                                              59,301
      TOTAL LIABILITIES                                                          1,015,810
                                                                            ==============

NET ASSETS                                                                  $  102,822,868
                                                                            ==============

NET ASSETS CONSIST OF:
   Capital stock, 0.001 par value                                           $       15,046
   Paid-in capital                                                             139,130,011
   Undistributed net investment income (loss)                                       15,428
   Accumulated net realized gain (loss) on investments                         (15,826,828)
   Net unrealized appreciation (depreciation)                                  (20,510,789)

TOTAL NET ASSETS                                                            $  102,822,868
                                                                            ==============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)              15,045,911
                                                                            ==============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                    $         6.83
                                                                            ==============

(1) Cost of cash denominated in foreign currencies                                 568,188
(2) Premiums on written options                                                          -

                                                                                       CIF                 CIF              CIF
                                                                                 CORE PLUS   INFLATION-INDEXED     LOW DURATION
                                                                                 BOND FUND           BOND FUND        BOND FUND
ASSETS:
   Investments at cost                                                      $  161,813,588   $     174,294,274   $  114,214,882
                                                                            ==============   =================   ==============
   Investments at value                                                        162,725,638         181,765,942      114,728,521
   Cash and Cash Equivalents                                                    11,682,309           3,698,149                -
   Foreign currency at value(1)                                                    159,362                   -                -
   Receivable for investments sold                                               7,943,872                   -        1,469,033
   Receivable for Fund shares sold                                                 365,545             200,000                -
   Receivable for expense reimbursement                                              5,036               5,869            6,191
   Dividend and interest receivable                                              1,720,789           1,255,127          638,144
   Unrealized appreciation on open forward foreign currency contracts                6,733                   -                -
   Prepaid expenses                                                                  2,559               5,934            1,264
      TOTAL ASSETS                                                             184,611,843         186,931,021      116,843,153
                                                                            ==============   =================   ==============

LIABILITIES:
   Payable for investments purchased                                            33,967,798                   -          490,695
   Payable for Fund shares redeemed                                             10,000,000           1,600,000                -
   Payable for daily variation margin on open financial futures contracts           33,367               1,981                -
   Unrealized depreciation on open forward foreign currency contracts              112,124                   -                -
   Due to bank                                                                           -                   -        1,502,090
   Written options at value(2)                                                     296,325                   -                -
   Directors' fee payable                                                            1,750               1,750            1,750
   Advisory fee payable                                                             43,782              24,944           30,855
   Accrued expenses and other payables                                              39,584              49,482           34,249
      TOTAL LIABILITIES                                                         44,494,730           1,678,157        2,059,639
                                                                            ==============   =================   ==============

NET ASSETS                                                                  $  140,117,113   $     185,252,864   $  114,783,514
                                                                            ==============   =================   ==============

NET ASSETS CONSIST OF:
   Capital stock, 0.001 par value                                           $       13,664   $          17,035   $       11,360
   Paid-in capital                                                             136,626,750         164,668,688      113,709,757
   Undistributed net investment income (loss)                                      499,613           2,003,688            7,105
   Accumulated net realized gain (loss) on investments                           2,496,603          10,999,178          541,653
   Net unrealized appreciation (depreciation)                                      480,483           7,564,275          513,639

TOTAL NET ASSETS                                                            $  140,117,113   $     185,252,864   $  114,783,514
                                                                            ==============   =================   ==============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)              13,664,906          17,035,285       11,360,302
                                                                            ==============   =================   ==============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                    $        10.25   $           10.87   $        10.10
                                                                            ==============   =================   ==============

(1) Cost of cash denominated in foreign currencies                                 152,808                   -                -
(2) Premiums on written options                                                    277,700                   -                -

                                                                                       CIF
                                                                            SHORT DURATION
                                                                                      FUND
ASSETS:
   Investments at cost                                                      $   62,580,602
                                                                            ==============
   Investments at value                                                         62,593,952
   Cash and Cash Equivalents                                                     3,572,443
   Foreign currency at value(1)                                                          -
   Receivable for investments sold                                                       -
   Receivable for Fund shares sold                                                       -
   Receivable for expense reimbursement                                              7,933
   Dividend and interest receivable                                                186,601
   Unrealized appreciation on open forward foreign currency contracts                    -
   Prepaid expenses                                                                  1,456
      TOTAL ASSETS                                                              66,362,385
                                                                            ==============

LIABILITIES:
   Payable for investments purchased                                             1,512,541
   Payable for Fund shares redeemed                                                      -
   Payable for daily variation margin on open financial futures contracts                -
   Unrealized depreciation on open forward foreign currency contracts                    -
   Due to bank                                                                           -
   Written options at value(2)                                                           -
   Directors' fee payable                                                            1,750
   Advisory fee payable                                                             10,630
   Accrued expenses and other payables                                              21,226
      TOTAL LIABILITIES                                                          1,546,147
                                                                            ==============

NET ASSETS                                                                  $   64,816,238
                                                                            ==============

NET ASSETS CONSIST OF:
   Capital stock, 0.001 par value                                           $        6,428
   Paid-in capital                                                              64,763,574
   Undistributed net investment income (loss)                                        4,489
   Accumulated net realized gain (loss) on investments                              28,397
   Net unrealized appreciation (depreciation)                                       13,350

TOTAL NET ASSETS                                                            $   64,816,238
                                                                            ==============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)               6,428,312
                                                                            ==============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                    $        10.08
                                                                            ==============

(1) Cost of cash denominated in foreign currencies                                       -
(2) Premiums on written options                                                          -

See Notes to the Financial Statements

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statements of Operations for the Six Months Ended October 31, 2002 (Unaudited)

                                                                            CIF              CIF              CIF              CIF
                                                                    CORE EQUITY        SMALL CAP        SMALL CAP    INTERNATIONAL
                                                                           FUND      GROWTH FUND       VALUE FUND      EQUITY FUND
INVESTMENT INCOME
   Interest                                                      $       23,248   $       12,361   $       21,531   $       50,093
                                                                 ==============   ==============   ==============   ==============
   Dividends(1)                                                         999,742           54,289          416,251        1,079,413
   INVESTMENT INCOME                                                  1,022,990           66,650          437,782        1,129,506
                                                                 ==============   ==============   ==============   ==============
   Advisory fees                                                        303,997          266,768          317,898          344,180
   Directors' fees and expenses                                           3,240            3,240            3,240            3,240
   Custodian and fund accounting                                         45,758           22,954           26,758          123,067
   Professional                                                          21,473           21,473           21,473           22,473
   Registration                                                           8,261            7,736            7,763            8,202
   Other                                                                  6,424            4,343            4,367            5,065
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS                     389,153          326,514          381,499          506,227
                                                                 ==============   ==============   ==============   ==============
   Less expense reimbursements and waivers                              (17,601)         (30,103)         (28,279)        (112,880)
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND WAIVERS             371,552          296,411          353,220          393,347
                                                                 ==============   ==============   ==============   ==============
      NET INVESTMENT INCOME (LOSS)                                      651,438         (229,761)          84,562          736,159
                                                                 ==============   ==============   ==============   ==============

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on --
   Investments                                                       (9,604,134)     (16,748,208)     (10,404,520)      (5,116,804)
   Financial futures contracts                                                -                -                -                -
   Written options                                                            -                -                -                -
   Foreign currency transactions                                             23                -              (14)         314,311
      NET REALIZED GAIN (LOSS)                                       (9,604,111)     (16,748,208)     (10,404,534)      (4,802,493)
                                                                 ==============   ==============   ==============   ==============
Change in unrealized appreciation (depreciation) on --
   Investments                                                      (17,144,110)      (5,672,302)     (11,235,221)     (12,300,469)
   Financial futures contracts                                                -                -                -                -
   Written options                                                            -                -                -                -
   Foreign currency translations                                             33                -                -          107,267
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              (17,144,077)      (5,672,302)     (11,235,221)     (12,193,202)
                                                                 ==============   ==============   ==============   ==============
      NET REALIZED AND UNREALIZED GAIN (LOSS):                      (26,748,188)     (22,420,510)     (21,639,755)     (16,995,695)
                                                                 ==============   ==============   ==============   ==============

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  (26,096,750)  $  (22,650,271)  $  (21,555,193)  $  (16,259,536)
                                                                 ==============   ==============   ==============   ==============

(1) Dividend income is net of withholding taxes of:              $        3,087   $            -   $          323   $      147,241

See Notes to the Financial Statements.

                                                                            CIF                 CIF              CIF
                                                                      CORE PLUS   INFLATION-INDEXED     LOW DURATION
                                                                      BOND FUND           BOND FUND        BOND FUND
INVESTMENT INCOME
   Interest                                                      $    4,495,378   $       6,980,755   $    2,584,975
                                                                 ==============   =================   ==============
   Dividends(1)                                                               -                   -                -
   INVESTMENT INCOME                                                  4,495,378           6,980,755        2,584,975
                                                                 ==============   =================   ==============
   Advisory fees                                                        275,243             204,814          175,162
   Directors' fees and expenses                                           3,240               3,240            3,240
   Custodian and fund accounting                                         64,723              97,186           46,110
   Professional                                                          21,473              21,473           21,473
   Registration                                                           7,748               7,765            7,800
   Other                                                                  6,949               8,768            4,319
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS                     379,376             343,246          258,104
                                                                 ==============   =================   ==============
   Less expense reimbursements and waivers                              (25,493)            (21,157)         (24,555)
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND WAIVERS             353,883             322,089          233,549
                                                                 ==============   =================   ==============
      NET INVESTMENT INCOME (LOSS)                                    4,141,495           6,658,666        2,351,426
                                                                 ==============   =================   ==============

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on --
   Investments                                                        3,619,311          10,357,407          543,492
   Financial futures contracts                                       (1,999,731)            124,621                -
   Written options                                                      285,335                   -                -
   Foreign currency transactions                                       (231,269)                  -                -
      NET REALIZED GAIN (LOSS)                                        1,673,646          10,482,028          543,492
                                                                 ==============   =================   ==============
Change in unrealized appreciation (depreciation) on --
   Investments                                                           25,037           2,661,240          (79,105)
   Financial futures contracts                                         (433,281)             92,607                -
   Written options                                                      (29,852)                  -                -
   Foreign currency translations                                        (30,275)                  -                -
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 (468,371)          2,753,847          (79,105)
                                                                 ==============   =================   ==============
      NET REALIZED AND UNREALIZED GAIN (LOSS):                        1,205,275          13,235,875          464,387
                                                                 ==============   =================   ==============

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $    5,346,770   $      19,894,541   $    2,815,813
                                                                 ==============   =================   ==============

(1) Dividend income is net of withholding taxes of:              $            -   $               -   $            -

                                                                            CIF
                                                                 SHORT DURATION
                                                                           FUND
INVESTMENT INCOME
   Interest                                                      $      773,851
                                                                 ==============
   Dividends(1)                                                               -
   INVESTMENT INCOME                                                    773,851
                                                                 ==============
   Advisory fees                                                         59,439
   Directors' fees and expenses                                           3,240
   Custodian and fund accounting                                         12,771
   Professional                                                          21,473
   Registration                                                           7,813
   Other                                                                  7,670
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS                     112,406
                                                                 ==============
   Less expense reimbursements and waivers                              (34,196)
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND WAIVERS              78,210
                                                                 ==============
      NET INVESTMENT INCOME (LOSS)                                      695,641
                                                                 ==============

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on --
   Investments                                                            7,756
   Financial futures contracts                                                -
   Written options                                                            -
   Foreign currency transactions                                              -
      NET REALIZED GAIN (LOSS)                                            7,756
                                                                 ==============
Change in unrealized appreciation (depreciation) on --
   Investments                                                          (62,924)
   Financial futures contracts                                                -
   Written options                                                            -
   Foreign currency translations                                              -
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                  (62,924)
                                                                 ==============
      NET REALIZED AND UNREALIZED GAIN (LOSS):                          (55,168)
                                                                 ==============

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $      640,473
                                                                 ==============

(1) Dividend income is net of withholding taxes of:              $            -

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statements of Changes in Net Assets

                                                                   CIF CORE EQUITY FUND             CIF SMALL CAP GROWTH FUND
                                                            ---------------------------------   ---------------------------------
                                                            SIX MONTHS ENDED       YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED
                                                            OCTOBER 31, 2002        APRIL 30,   OCTOBER 31, 2002        APRIL 30,
                                                                 (UNAUDITED)             2002        (UNAUDITED)             2002
FROM OPERATIONS:
   Net investment income (loss)                                $     651,438    $     841,400      $    (229,761)   $    (474,118)
                                                               =============    =============      =============    =============
   Net realized gain (loss)                                       (9,604,111)     (10,092,299)       (16,748,208)      (7,041,173)
   Net change in unrealized appreciation (depreciation)          (17,144,077)      (1,345,313)        (5,672,302)         325,194
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS                                                (26,096,750)     (10,596,212)       (22,650,271)      (7,190,097)
                                                               =============    =============      =============    =============

DISTRIBUTIONS:
   Net investment income                                            (619,502)        (839,722)                 -                -
   Net realized gain                                                       -                -                  -                -
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS           (619,502)        (839,722)                 -                -
                                                               =============    =============      =============    =============

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                               39,584,906       42,933,913          5,722,242       22,793,554
   Reinvestment of distributions                                     291,780          209,488                  -                -
   Cost of shares repurchased                                       (453,920)        (467,502)        (2,016,853)          (9,989)
      NET INCREASE (DECREASE) FROM CAPITAL SHARE
       TRANSACTIONS                                               39,422,766       42,675,899          3,705,389       22,783,565
NET INCREASE (DECREASE) IN NET ASSETS                             12,706,514       31,239,965        (18,944,882)      15,593,468
                                                               =============    =============      =============    =============

NET ASSETS
   Beginning of period                                         $ 136,053,267    $ 104,813,302      $  73,860,599    $  58,267,131
                                                               =============    =============      =============    =============
   END OF PERIOD                                               $ 148,759,781    $ 136,053,267      $  54,915,717    $  73,860,599
                                                               =============    =============      =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                     $      42,945    $      11,009      $    (229,761)   $           -
                                                               =============    =============      =============    =============

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of period                         15,606,622       10,959,868          8,922,541        6,065,808
   Sold                                                            5,317,293        4,674,315            919,486        2,857,889
   Reinvestment of distributions                                      40,508           24,044                  -                -
   Repurchased                                                       (64,863)         (51,605)          (282,674)          (1,156)
   NET INCREASE IN SHARES OUTSTANDING                              5,292,938        4,646,754            636,812        2,856,733
SHARES OUTSTANDING AT END OF PERIOD                               20,899,560       15,606,622          9,559,353        8,922,541
                                                               =============    =============      =============    =============

See Notes to the Financial Statements.

                                       46

                                                                 CIF SMALL CAP VALUE FUND         CIF INTERNATIONAL EQUITY FUND
                                                            ---------------------------------   ---------------------------------
                                                            SIX MONTHS ENDED       YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED
                                                            OCTOBER 31, 2002        APRIL 30,   OCTOBER 31, 2002        APRIL 30,
                                                                 (UNAUDITED)             2002        (UNAUDITED)             2002
FROM OPERATIONS:
   Net investment income (loss)                                $      84,562    $     379,848      $     736,159    $     933,432
                                                               =============    =============      =============    =============
   Net realized gain (loss)                                      (10,404,534)       5,860,851         (4,802,493)      (8,532,538)
   Net change in unrealized appreciation (depreciation)          (11,235,221)       4,520,446        (12,193,202)      (3,440,949)
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS                                                (21,555,193)      10,761,145        (16,259,536)     (11,040,055)
                                                               =============    =============      =============    =============

DISTRIBUTIONS:
   Net investment income                                                   -         (382,943)        (1,417,200)      (1,101,904)
   Net realized gain                                                       -       (4,195,393)                 -                -
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS                  -       (4,578,336)        (1,417,200)      (1,101,904)
                                                               =============    =============      =============    =============

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                5,614,941       10,734,869         19,268,694       15,050,594
   Reinvestment of distributions                                           -        4,200,658            383,832          121,816
   Cost of shares repurchased                                     (8,034,056)         (15,802)          (454,715)        (615,336)
      NET INCREASE (DECREASE) FROM CAPITAL SHARE
       TRANSACTIONS                                               (2,419,115)      14,919,725         19,197,811       14,557,074
NET INCREASE (DECREASE) IN NET ASSETS                            (23,974,308)      21,102,534          1,521,075        2,415,115
                                                               =============    =============      =============    =============

NET ASSETS
   Beginning of period                                         $  86,261,115    $  65,158,581      $ 101,301,793    $  98,886,678
                                                               =============    =============      =============    =============
   END OF PERIOD                                               $  62,286,807    $  86,261,115      $ 102,822,868    $ 101,301,793
                                                               =============    =============      =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                     $     127,819    $      43,257      $      15,428    $     696,469
                                                               =============    =============      =============    =============

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of period                          7,512,440        6,075,730         12,301,877       10,554,643
   Sold                                                              601,792        1,046,689          2,753,869        1,809,470
   Reinvestment of distributions                                           -          391,491             55,034           15,066
   Repurchased                                                      (754,453)          (1,470)           (64,869)         (77,302)
   NET INCREASE IN SHARES OUTSTANDING                               (152,661)       1,436,710          2,744,034        1,747,234
SHARES OUTSTANDING AT END OF PERIOD                                7,359,779        7,512,440         15,045,911       12,301,877
                                                               =============    =============      =============    =============

                                                                 CIF CORE PLUS BOND FUND         CIF INFLATION-INDEXED BOND FUND
                                                            ---------------------------------   ---------------------------------
                                                            SIX MONTHS ENDED       YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED
                                                            OCTOBER 31, 2002        APRIL 30,   OCTOBER 31, 2002        APRIL 30,
                                                                 (UNAUDITED)             2002        (UNAUDITED)          2002(a)
FROM OPERATIONS:
   Net investment income                                       $   4,141,495    $   7,776,176      $   6,658,666    $  11,376,224
                                                               =============    =============      =============    =============
   Net realized gain                                               1,673,646        2,268,603         10,482,028        3,828,335
   Net change in unrealized appreciation                            (468,371)       1,897,881          2,753,847        2,353,763
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         5,346,770       11,942,660         19,894,541       17,558,322
                                                               =============    =============      =============    =============

DISTRIBUTIONS:
   Net investment income                                          (3,749,363)      (7,874,300)        (5,933,607)     (12,042,565)
   Net realized gain                                                       -       (1,787,905)                 -       (8,048,612)
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS         (3,749,363)      (9,662,205)        (5,933,607)     (20,091,177)
                                                               =============    =============      =============    =============

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                               17,811,052       35,709,290          6,585,306       21,905,115
   Reinvestment of distributions                                   1,518,087        4,462,849          1,960,486       11,404,267
   Cost of shares repurchased                                    (42,815,030)     (12,711,963)      (103,922,207)     (39,450,000)
      NET INCREASE (DECREASE) FROM CAPITAL SHARE
       TRANSACTIONS                                              (23,485,891)      27,460,176        (95,376,415)      (6,140,618)
NET INCREASE (DECREASE) IN NET ASSETS                            (21,888,484)      29,740,631        (81,415,481)      (8,673,473)
                                                               =============    =============      =============    =============

NET ASSETS
   Beginning of period                                         $ 162,005,597    $ 132,264,966      $ 266,668,345    $ 275,341,818
                                                               =============    =============      =============    =============
   END OF PERIOD                                               $ 140,117,113    $ 162,005,597      $ 185,252,864    $ 266,668,345
                                                               =============    =============      =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                            $     499,613    $     107,481      $   2,003,688    $   1,278,629
                                                               =============    =============      =============    =============

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of period                         15,956,469       13,232,601         25,847,717       26,463,626
   Sold                                                            1,753,357        3,534,633            615,174        2,082,404
   Reinvestment of distributions                                     148,833          441,271            184,056        1,131,777
   Repurchased                                                    (4,193,753)      (1,252,036)        (9,611,662)      (3,830,090)
   NET INCREASE IN SHARES OUTSTANDING                             (2,291,563)       2,723,868         (8,812,432)        (615,909)
SHARES OUTSTANDING AT END OF PERIOD                               13,664,906       15,956,469         17,035,285       25,847,717
                                                               =============    =============      =============    =============

See Notes to the Financial Statements.

(a) Certain amounts have been reclassified, see Note 2.

                                       48

                                                                CIF LOW DURATION BOND FUND           CIF SHORT DURATION FUND
                                                            ---------------------------------   ---------------------------------
                                                            SIX MONTHS ENDED       YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED
                                                            OCTOBER 31, 2002        APRIL 30,   OCTOBER 31, 2002        APRIL 30,
                                                                 (UNAUDITED)             2002        (UNAUDITED)             2002
FROM OPERATIONS:
   Net investment income                                       $   2,351,426    $   5,341,579      $     695,641    $   1,882,226
                                                               =============    =============      =============    =============
   Net realized gain                                                 543,492          545,443              7,756           81,947
   Net change in unrealized appreciation                             (79,105)         (26,091)           (62,924)         (27,469)
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         2,815,813        5,860,931            640,473        1,936,704
                                                               =============    =============      =============    =============

DISTRIBUTIONS:
   Net investment income                                          (2,361,637)      (5,324,263)          (691,152)      (1,906,682)
   Net realized gain                                                       -         (944,860)                 -          (81,552)
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS         (2,361,637)      (6,269,123)          (691,152)      (1,988,234)
                                                               =============    =============      =============    =============

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                               15,000,000        3,814,000         38,641,978       86,945,271
   Reinvestment of distributions                                     276,908        1,111,896            659,573        1,952,101
   Cost of shares repurchased                                     (6,250,000)        (282,042)       (47,304,583)     (51,886,518)
      NET INCREASE (DECREASE) FROM CAPITAL SHARE
       TRANSACTION                                                 9,026,908        4,643,854         (8,003,032)      37,010,854
NET INCREASE (DECREASE) IN NET ASSETS                              9,481,084        4,235,662         (8,053,711)      36,959,324
                                                               =============    =============      =============    =============

NET ASSETS
   Beginning of period                                         $ 105,302,430    $ 101,066,768      $  72,869,949    $  35,910,625
                                                               =============    =============      =============    =============
   END OF PERIOD                                               $ 114,783,514    $ 105,302,430      $  64,816,238    $  72,869,949
                                                               =============    =============      =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                            $       7,105    $      17,316      $       4,489    $           -
                                                               =============    =============      =============    =============

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of period                         10,463,620       10,004,961          7,219,695        3,560,353
   Sold                                                            1,488,095          376,165          3,826,203        8,594,674
   Reinvestment of distributions                                      27,399          110,391             65,390          193,240
   Repurchased                                                      (618,812)         (27,897)        (4,682,976)      (5,128,572)
   NET INCREASE IN SHARES OUTSTANDING                                896,682          458,659           (791,383)       3,659,342
SHARES OUTSTANDING AT END OF PERIOD                               11,360,302       10,463,620          6,428,312        7,219,695
                                                               =============    =============      =============    =============

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Financial Highlights for a Share Outstanding Throughout the Period

                                                                                         CIF CORE EQUITY FUND
                                                                        ------------------------------------------------------
                                                                              SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                        OCTOBER 31, 2002        APRIL 30,        PERIOD ENDED
                                                                             (UNAUDITED)             2002    APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                       $     8.72       $     9.56        $       10.00
                                                                              ==========       ==========        =============
   Income from Investment Operations:
      Net investment income (loss)                                                  0.03             0.06                 0.03
      Net realized and unrealized loss on investments                              (1.60)           (0.84)               (0.44)
         Total from Investment Operations:                                         (1.57)           (0.78)               (0.41)
   Less Distributions from:
      Net investment income                                                        (0.03)           (0.06)               (0.03)
         Total distributions                                                       (0.03)           (0.06)               (0.03)
   Net decrease in net asset value                                                 (1.60)           (0.84)               (0.44)
   NET ASSET VALUE, END OF PERIOD                                             $     7.12       $     8.72        $        9.56

RATIOS/SUPPLEMENTAL DATA
   Total Return(b)                                                               (18.10)%**        (8.13)%              (4.09)%**
   Net Assets, end of period (000's)                                          $  148,760       $  136,053        $     104,813
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of certain
       operating expenses)                                                          0.96%*           0.71%                1.07%*
      Net investment income (loss) (before reimbursement and waiver of
       certain operating expenses)                                                  0.94%*           0.67%                0.80%*
      Operating expenses (after reimbursement and waiver of certain
       operating expenses)                                                          0.55%*           0.55%                0.55%*
      Operating expenses (before reimbursement and waiver of certain
       operating expenses)                                                          0.57%*           0.59%                0.82%*
      Portfolio Turnover                                                           35.89%**         66.43%               20.00%**

See Notes to Financial Statements.

  * Annualized.

 ** Not annualized.

(a) Fund commenced operations on January 2, 2001.

(b) Total return would have been lower had certain expenses not been reimbursed or waived.

                                       50

                                                                                      CIF SMALL CAP GROWTH FUND
                                                                        -----------------------------------------------------
                                                                              SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                        OCTOBER 31, 2002        APRIL 30,         PERIOD ENDED
                                                                             (UNAUDITED)             2002    APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                       $     8.28       $     9.61        $       10.00
                                                                              ==========       ==========        =============
   Income from Investment Operations:
      Net investment income (loss)                                                 (0.02)           (0.05)               (0.01)
      Net realized and unrealized loss on investments                              (2.52)           (1.28)               (0.38)
         Total from Investment Operations:                                         (2.54)           (1.33)               (0.39)
   Less Distributions from:
      Net investment income                                                            -                -                    -
         Total distributions                                                           -                -                    -
   Net decrease in net asset value                                                 (2.54)           (1.33)               (0.39)
   NET ASSET VALUE, END OF PERIOD                                             $     5.74       $     8.28        $        9.61

RATIOS/SUPPLEMENTAL DATA
   Total Return(b)                                                                (30.68)%**       (13.84)%              (3.90)%**
   Net Assets, end of period (000's)                                          $   54,916       $   73,861        $      58,267
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of certain
       operating expenses)                                                         (0.78%)*         (0.73%)              (0.45%)*
      Net investment income (loss) (before reimbursement and waiver of
       certain operating expenses)                                                 (0.88%)*         (0.82%)              (0.80%)*
      Operating expenses (after reimbursement and waiver of certain
       operating expenses)                                                          1.00%*           1.00%                1.00%*
      Operating expenses (before reimbursement and waiver of certain
       operating expenses)                                                          1.10%*           1.09%                1.35%*
      Portfolio Turnover                                                           98.45%**        209.55%               67.62%**

                                                                                      CIF SMALL CAP VALUE FUND
                                                                        -----------------------------------------------------
                                                                              SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                        OCTOBER 31, 2002        APRIL 30,        PERIOD ENDED
                                                                             (UNAUDITED)             2002   APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                       $    11.48       $    10.72          $    10.00
                                                                              ==========       ==========          ==========
   Income from Investment Operations:
      Net investment income                                                         0.01             0.06                0.03
      Net realized and unrealized gain (loss) on investments                       (3.03)            1.38                0.72
         Total from Investment Operations:                                         (3.02)            1.44                0.75
   Less Distributions from:
      Net investment income                                                            -            (0.06)              (0.03)
      Net realized gain on investments                                                 -            (0.62)                  -
         Total distributions                                                           -            (0.68)              (0.03)
   Net increase (decrease) in net asset value                                      (3.02)            0.76                0.72
   NET ASSET VALUE, END OF PERIOD                                             $     8.46       $    11.48          $    10.72

RATIOS/SUPPLEMENTAL DATA
   Total Return(b)                                                                (26.31)%**        13.91%               7.51%**
   Net Assets, end of period (000's)                                          $   62,287       $   86,261          $   65,159
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of certain
       operating expenses)                                                          0.24%*           0.53%               0.98%*
      Net investment income (before reimbursement and waiver of certain
       operating expenses)                                                          0.16%*           0.45%               0.66%*
      Operating expenses (after reimbursement and waiver of certain
       operating expenses)                                                          1.00%*           1.00%               1.00%*
      Operating expenses (before reimbursement and waiver of certain
       operating expenses)                                                          1.08%*           1.08%               1.32%*
      Portfolio Turnover                                                          140.13%**        208.87%              54.23%**

See Notes to Financial Statements.

  * Annualized.

 ** Not annualized.

(a) Fund commenced operations on January 2, 2001.

(b) Total return would have been lower had certain expenses not been reimbursed or waived.

                                       52

                                                                                    CIF INTERNATIONAL EQUITY FUND
                                                                        -----------------------------------------------------
                                                                              SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                        OCTOBER 31, 2002        APRIL 30,        PERIOD ENDED
                                                                             (UNAUDITED)             2002   APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                       $     8.23       $     9.37          $    10.00
                                                                              ==========       ==========          ==========
   Income from Investment Operations:
      Net investment income                                                         0.04             0.08                0.04
      Net realized and unrealized gain (loss) on investments                       (1.34)           (1.12)              (0.63)
         Total from Investment Operations:                                         (1.30)           (1.04)              (0.59)
   Less Distributions from:
      Net investment income                                                        (0.10)           (0.10)              (0.04)
      Net realized gain on investments                                                 -                -                   -
         Total distributions                                                       (0.10)           (0.10)              (0.04)
   Net increase (decrease) in net asset value                                      (1.40)           (1.14)              (0.63)
   NET ASSET VALUE, END OF PERIOD                                             $     6.83       $     8.23          $     9.37

RATIOS/SUPPLEMENTAL DATA
   Total Return(b)                                                                (15.81)%**       (11.10)%             (5.89)%**
   Net Assets, end of period (000's)                                          $  102,823       $  101,302          $   98,887
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of
       certain operating expenses)                                                  1.50%*           1.01%               1.37%*
      Net investment income (before reimbursement and waiver of
       certain operating expenses)                                                  1.27%*           0.54%               1.08%*
      Operating expenses (after reimbursement and waiver of certain
       operating expenses)                                                          0.80%*           0.80%               0.80%*
      Operating expenses (before reimbursement and waiver of certain
       operating expenses)                                                          1.03%*           1.27%               1.09%*
      Portfolio Turnover                                                           33.96%**         66.04%              21.34%**

                                                                                           CIF CORE PLUS BOND
                                                                        -----------------------------------------------------
                                                                              SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                        OCTOBER 31, 2002        APRIL 30,       PERIOD ENDED
                                                                             (UNAUDITED)             2002   APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                       $    10.15       $    10.00          $    10.00
                                                                              ==========       ==========          ==========
   Income from Investment Operations:
      Net investment income                                                         0.28             0.51                0.15
      Net realized and unrealized gain (loss) on investments                        0.07             0.28               (0.02)
         Total from Investment Operations:                                          0.35             0.79                0.13
   Less Distributions from:
      Net investment income                                                        (0.25)           (0.52)              (0.13)
      Net realized gain on investments                                                 -            (0.12)                  -
         Total distributions                                                       (0.25)           (0.64)              (0.13)
   Net increase (decrease) in net asset value                                       0.10             0.15                   -
   NET ASSET VALUE, END OF PERIOD                                             $    10.25       $    10.15          $    10.00

RATIOS/SUPPLEMENTAL DATA
   Total Return(b)                                                                  3.45%**          8.02%               1.33%**
   Net Assets, end of period (000's)                                          $  140,117       $  162,006          $  132,265
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of
       certain operating expenses)                                                  5.27%*           5.01%               4.61%*
      Net investment income (before reimbursement and waiver of
       certain operating expenses)                                                  5.24%*           4.96%               4.37%*
      Operating expenses (after reimbursement and waiver of
       certain operating expenses)                                                  0.45%*           0.45%               0.45%*
      Operating expenses (before reimbursement and waiver of
       certain operating expenses)                                                  0.48%*           0.50%               0.69%*
      Portfolio Turnover                                                          196.79%**        479.61%             356.10%**

See Notes to Financial Statements.

  * Annualized.

 ** Not annualized.

(a) Fund commenced operations on January 2, 2001.

(b) Total return would have been lower had certain expenses not been reimbursed or waived.

(c) Restated.

                                       54

                                                                                    CIF INFLATION-INDEXED BOND FUND
                                                                        -----------------------------------------------------
                                                                              SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                        OCTOBER 31, 2002        APRIL 30,       PERIOD ENDED
                                                                             (UNAUDITED)             2002   APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                       $    10.32       $    10.40          $    10.00
                                                                              ==========       ==========          ==========
   Income from Investment Operations:
      Net investment income                                                         0.34             0.43(c)             0.19
      Net realized and unrealized gain (loss) on investments                        0.48             0.24(c)             0.33
         Total from Investment Operations:                                          0.82             0.67                0.52
   Less Distributions from:
      Net investment income                                                        (0.27)           (0.45)              (0.12)
      Net realized gain on investments                                                 -            (0.30)                  -
         Total distributions                                                       (0.27)           (0.75)              (0.12)
   Net increase (decrease) in net asset value                                       0.55            (0.08)               0.40
   NET ASSET VALUE, END OF PERIOD                                             $    10.87       $    10.32          $    10.40

RATIOS/SUPPLEMENTAL DATA
   Total Return(b)                                                                  8.06%**          6.71%               5.27%**
   Net Assets, end of period (000's)                                          $  185,253       $  266,668          $  275,342
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of
       certain operating expenses)                                                  5.69%*           4.12%(c)            6.99%*
      Net investment income (before reimbursement and waiver of
       certain operating expenses)                                                  5.68%*           4.11%(c)            6.77%*
      Operating expenses (after reimbursement and waiver of
       certain operating expenses)                                                  0.28%*           0.25%               0.25%*
      Operating expenses (before reimbursement and waiver of
       certain operating expenses)                                                  0.29%*           0.26%               0.47%*
      Portfolio Turnover                                                           51.91%**        185.40%             181.67%**

                                                                                         CIF LOW DURATION BOND FUND
                                                                          -------------------------------------------------------
                                                                                SIX MONTHS
                                                                                     ENDED       YEAR ENDED
                                                                          OCTOBER 31, 2002        APRIL 30,          PERIOD ENDED
                                                                               (UNAUDITED)             2002     APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                         $    10.06       $    10.10            $    10.00
                                                                                ==========       ==========            ==========
   Income from Investment Operations:
      Net investment income                                                           0.21             0.51                  0.19
      Net realized and unrealized gain (loss) on investments                          0.04             0.05                  0.10
         Total from Investment Operations:                                            0.25             0.56                  0.29
   Less Distributions from:
      Net investment income                                                          (0.21)           (0.51)                (0.19)
      Net realized gain on investments                                                   -            (0.09)                    -
         Total distributions                                                         (0.21)           (0.60)                (0.19)
   Net increase (decrease) in net asset value                                         0.04            (0.04)                 0.10
   NET ASSET VALUE, END OF PERIOD                                               $    10.10       $    10.06            $    10.10

RATIOS/SUPPLEMENTAL DATA
   Total Return(c)                                                                    2.47%**          5.72%                 2.93%**
   Net Assets, end of period (000's)                                            $  114,784       $  105,302            $  101,067
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of certain
       operating expenses)                                                            4.03%*           5.08%                 5.74%*
      Net investment income (before reimbursement and waiver of certain
       operating expenses)                                                            3.99%*           5.03%                 5.49%*
      Operating expenses (after reimbursement and waiver of certain
       operating expenses)                                                            0.40%*           0.40%                 0.40%*
      Operating expenses (before reimbursement and waiver of certain
       operating expenses)                                                            0.44%*           0.45%                 0.65%*
      Portfolio Turnover                                                             54.79%**        101.45%                73.42%**

See Notes to Financial Statements.

  * Annualized.

 ** Not annualized.

(a) Fund commenced operations on January 2, 2001.

(b) Fund commenced operations on May 1, 2000.

(c) Total return would have been lower had certain expenses not been reimbursed or waived.

                                       56

                                                                                        CIF SHORT DURATION FUND
                                                                          -------------------------------------------------------
                                                                                SIX MONTHS
                                                                                     ENDED       YEAR ENDED
                                                                          OCTOBER 31, 2002        APRIL 30,         PERIOD ENDED
                                                                               (UNAUDITED)             2002     APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                                         $    10.09       $    10.09            $    10.00
                                                                                ==========       ==========            ==========
   Income from Investment Operations:
      Net investment income                                                           0.11             0.33                  0.59
      Net realized and unrealized gain (loss) on investments                         (0.01)            0.02                  0.09
         Total from Investment Operations:                                            0.10             0.35                  0.68
   Less Distributions from:
      Net investment income                                                          (0.11)           (0.34)                (0.58)
      Net realized gain on investments                                                   -            (0.01)                (0.01)
         Total distributions                                                         (0.11)           (0.35)                (0.59)
   Net increase (decrease) in net asset value                                        (0.01)               -                  0.09
   NET ASSET VALUE, END OF PERIOD                                               $    10.08       $    10.09            $    10.09

RATIOS/SUPPLEMENTAL DATA
   Total Return(c)                                                                    1.04%**          3.52%                 6.95%**
   Net Assets, end of period (000's)                                            $   64,816       $   72,870            $   35,911
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of certain
       operating expenses)                                                            2.23%*           3.22%                 5.93%*
      Net investment income (before reimbursement and waiver of certain
       operating expenses)                                                            2.12%*           3.10%                 5.46%*
      Operating expenses (after reimbursement and waiver of certain
       operating expenses)                                                            0.25%*           0.25%                 0.25%*
      Operating expenses (before reimbursement and waiver of certain
       operating expenses)                                                            0.36%*           0.37%                 0.72%*
      Portfolio Turnover                                                             31.87%**        201.88%               128.96%**

NOTES TO FINANCIAL STATEMENTS FOR COMMONFUND INSTITUTIONAL FUNDS (UNAUDITED)

1. ORGANIZATION
Commonfund Institutional Funds (the "Company") was established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently consists of eight diversified series (each a "Fund" and collectively the "Funds"), CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, CIF International Equity Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund, and CIF Short Duration Fund each of which operates as a distinct investment vehicle of the Company. Commonfund Asset Management Company, Inc. ("COMANCO") manages each of the Funds. Each Fund seeks to improve the net investment returns of its shareholders with its own investment objectives and policies. There can be no assurance that any Fund will achieve its investment objective.

Fund objectives:

  CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, and CIF International Equity Fund seek to provide long-term capital appreciation.

  CIF Core Plus Bond Fund seeks to provide high current income and price appreciation.

  CIF Inflation-Indexed Bond Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.

  CIF Low Duration Bond Fund seeks to preserve capital and provide higher total return than is generally obtainable from money market instruments.

  CIF Short Duration Fund seeks to provide current interest income with some price appreciation, each consistent with liquidity and safety of principal.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions in the preparation of the financial statements. Actual results could differ from these estimates or assumptions.
  The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America, and are consistently followed by the Company in the preparation of its financial statements:

SECURITY VALUATION
Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments which mature in less than sixty days) are valued by an independent pricing service approved by the Board of Directors, which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost which approximates market value. Options are generally valued at the last trade price or close price. If the last trade price is not available, bid price is used.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on the ex-dividend date. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Gains and losses realized on prepayments received on mortgage-related securities are recorded in interest income. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods.

RECLASSIFICATION OF FINANCIAL INFORMATION
Certain amounts in the Statements of Changes in Net Assets for the year ended April 30, 2002 have been reclassified from those previously reported relating to the amortization of premiums on U.S. Treasury Inflation Indexed investments held by the CIF Inflation-Indexed Bond Fund. Net investment income was increased by $1,240,978, and net realized gains from transactions on investments and net change in unrealized appreciation on investments were decreased by $109,493 and $1,131,485, respectively. This reclassification has no effect on net increase in net assets resulting from operations.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date. The dividends are paid quarterly for CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund, and monthly for CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund and CIF Short Duration Fund. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for foreign currency transactions and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the components of capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

SWAP AGREEMENTS
Certain Funds may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of

Assets and Liabilities may differ from that which would be realized in the event the Fund terminated its position in the agreement. Credit risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, if any, at the date of default. Risks also arise from potential for losses from adverse market movements; and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds entered into no such agreements during the six months ended October 31, 2002.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

  -- investments, other assets and liabilities -- at the prevailing rates of exchange on the valuation date;

  -- investment transactions, investment income and expenses -- at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Funds are presented at the foreign exchange rates and market prices at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

  Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on each of the Fund's books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in net unrealized foreign currency gains (losses) for the period is reflected in the Statement of Operations.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

FOREIGN CURRENCY CONTRACTS
Certain Funds may enter into foreign currency contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in value is recorded by the Funds as unrealized gain or loss. The Funds record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. See Schedules of Investments for all open forward foreign currency contracts at October 31, 2002.

FUTURES
Certain Funds may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index or instrument. Futures contracts (for which cash, government securities or other high grade liquid investments is pledged as collateral with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as realized gains or losses in the Statement of Operations.

  Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments. See Schedules of Investments for all open futures contracts at October 31, 2002.

PURCHASED AND WRITTEN OPTIONS
Certain Funds may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price. The writer for an option may incur losses in excess of the amounts included in the Statement of Assets and Liabilities.

  Certain Funds may purchase call and put options on their portfolio securities or other financial instruments. The Funds may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Funds may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the prices of options relating to the securities purchased or sold by the Funds and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. See Schedules of Investments for all open option contracts at October 31, 2002.

3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Company has retained the services of COMANCO, an indirect wholly owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"), as investment manager. COMANCO exercises overall responsibility for supervision of the investment program for the Funds but has contracted out the day-to-day management of the investment operations of the Funds to sub-advisers, who are compensated by COMANCO. As compensation for the services rendered by COMANCO under the investment advisory agreement with the Company, COMANCO receives a fee from the Funds, which is computed daily and generally paid quarterly. The Funds pay COMANCO an annual fee shown as a percentage of average net assets for its services, as follows:

FUND                                                 EFFECTIVE RATE
---------------------------------------------------------------------
CIF Core Equity Fund                                           0.45%
CIF Small Cap Growth Fund                                      0.90%
CIF Small Cap Value Fund                                       0.90%
CIF International Equity Fund                                  0.70%
CIF Core Plus Bond Fund                                        0.35%
CIF Inflation-Indexed Bond Fund                         0.15 - 0.35%*
CIF Low Duration Bond Fund                                     0.30%
CIF Short Duration Fund                                        0.19%

* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return of the Fund is 50 basis points above the Lehman U.S. TIPS Index for the prior twelve months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

  The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), a custodian agreement and a transfer agency and service agreement, pursuant to which IBT Co. will provide general fund administration services to the Funds including, fund administration, fund accounting, custody and transfer agent services.

  The Company has entered into a distribution agreement with Commonfund Securities, Inc. ("Commonfund Securities"), an indirect wholly owned subsidiary of Commonfund and an affiliate of COMANCO, to serve as principal distributor for shares of each Fund. COMANCO has agreed to pay Commonfund Securities for services rendered to the Company and thus the Funds are not charged for these services.

  The Company will pay each Director, other than Directors that are officers of COMANCO, an annual fee of $12,000 plus reimbursement of out-of-pocket expenses.

4. PRINCIPAL SHAREHOLDERS
The following table shows certain concentrations of principal shareholders of each Fund as of October 31, 2002. Investment activities of these shareholders could have a material effect on the Fund.

                                                SHAREHOLDERS
                                        HOLDING IN EXCESS OF       TOTAL %
                                               10% OF FUND'S      OWNED BY       TOTAL %
                                          OUTSTANDING SHARES     PRINCIPAL  OWNERSHIP BY
FUND                              ("PRINCIPAL SHAREHOLDERS")  SHAREHOLDERS    COMMONFUND
-----------------------------------------------------------------------------------------
CIF Core Equity Fund                                       1          47.9%         47.9%
CIF Small Cap Growth Fund                                  1          88.5%         88.5%
CIF Small Cap Value Fund                                   1          89.8%         89.8%
CIF International Equity Fund                              1          66.5%         66.5%
CIF Core Plus Bond Fund                                    2          75.4%         50.4%
CIF Inflation-Indexed Bond Fund                            3          71.8%         42.7%
CIF Low Duration Bond Fund                                 2          99.9%         83.4%
CIF Short Duration Fund                                    3          49.3%          2.0%

5. EXPENSE LIMITATIONS AND UNDERTAKINGS
COMANCO has contractually agreed that it will waive its fee or reimburse the Funds for expenses so long as it serves as investment manager of a Fund to the extent necessary to maintain each individual Fund's total operating expenses from exceeding a certain percentage of average daily net assets per year stated in the following table. This agreement may be amended only with the approval of the Board of Directors of the Company.

                                                 MAXIMUM OPERATING
                                                EXPENSES AS A % OF
FUND                                      AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------
CIF Core Equity Fund                                          0.55%
CIF Small Cap Growth Fund                                     1.00%
CIF Small Cap Value Fund                                      1.00%
CIF International Equity Fund                                 0.80%
CIF Core Plus Bond Fund                                       0.45%
CIF Inflation-Indexed Bond Fund                               0.25%*
CIF Low Duration Bond Fund                                    0.40%
CIF Short Duration Fund                                       0.25%

* COMANCO has contractually agreed to waive fees and to reimburse expenses, so long as it serves as Investment Manager to the Fund, in order to keep Other Expenses from exceeding 10 basis points of average daily net assets. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors. The Investment advisory fees paid for the six months ended October 31, 2002 were 0.18% of average net assets, but can vary from 0.15%-0.35% as more fully described in Note 3.

6. FEDERAL TAXES
Each Fund intends to continue to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to Federal income taxes to the extent that it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, a Fund will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

  At October 31, 2002, the cost of securities for Federal income tax purposes and the unrealized appreciation (depreciation) of investments for Federal income tax purposes for each Fund were as follows:

                                           FEDERAL                   GROSS                    GROSS          NET UNREALIZED
                                            INCOME              UNREALIZED               UNREALIZED           APPRECIATION/
FUND                                      TAX COST            APPRECIATION           (DEPRECIATION)          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund                $  163,014,230            $  4,881,566          $   (25,368,547)       $    (20,486,981)
CIF Small Cap Growth Fund               56,534,825               3,655,357               (7,309,861)             (3,654,504)
CIF Small Cap Value Fund                63,353,937               1,947,685               (6,245,516)             (4,297,831)
CIF International Equity Fund          115,758,594               3,106,305              (23,748,044)            (20,641,739)
CIF Core Plus Bond Fund                161,813,588               4,934,135               (4,022,085)                912,050
CIF Inflation-Indexed Bond Fund        174,294,274               7,613,661                 (141,993)              7,471,668
CIF Low Duration Bond Fund             114,214,882               1,361,312                 (847,673)                513,639
CIF Short Duration Fund                 62,580,602                 131,879                 (118,529)                 13,350

7. INVESTMENT TRANSACTIONS
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended October 31, 2002 were as follows:

LONG-TERM PURCHASES

FUND                                           U.S. GOVERNMENT          NON-U.S. GOVERNMENT                   TOTAL
-------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund                           $             -          $        83,980,863        $     83,980,863
CIF Small Cap Growth Fund                                    -                   59,749,771              59,749,771
CIF Small Cap Value Fund                                     -                   89,053,747              89,053,747
CIF International Equity Fund                                -                   50,821,061              50,821,061
CIF Core Plus Bond Fund                            296,714,596                   30,305,591             327,020,187
CIF Inflation-Indexed Bond Fund                    118,544,850                            -             118,544,850
CIF Low Duration Bond Fund                          44,967,411                   11,580,456              56,547,867
CIF Short Duration Fund                              7,664,766                    8,118,134              15,782,900

LONG-TERM SALES

FUND                                           U.S. GOVERNMENT          NON-U.S. GOVERNMENT                   TOTAL
-------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund                           $             -          $        46,506,390        $     46,506,390
CIF Small Cap Growth Fund                                    -                   55,236,227              55,236,227
CIF Small Cap Value Fund                                     -                   88,912,329              88,912,329
CIF International Equity Fund                                -                   30,708,310              30,708,310
CIF Core Plus Bond Fund                            312,337,054                   31,215,094             343,552,148
CIF Inflation-Indexed Bond Fund                    212,771,807                            -             212,771,807
CIF Low Duration Bond Fund                          34,989,444                   17,141,041              52,130,485
CIF Short Duration Fund                              1,160,231                   13,463,965              14,624,196

8. WRITTEN OPTIONS

The following table summarizes the written option transactions for CIF Core Plus Bond Fund for the six months ended October 31, 2002:

   CIF Core Plus Bond Fund

                                                             PUTS                             CALLS
---------------------------------------------------------------------------------------------------------------
                                                 CONTRACTS          PREMIUMS       CONTRACTS           PREMIUMS
---------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period                       129       $   113,230             155        $   106,738
Options written                                        350           314,839             203            214,709
Options exercised                                        -                 -              14             11,664
Options expired                                         14            12,399              22             20,438
Options sold                                           348           268,044             229            159,271
Outstanding, end of period                             117       $   147,626              93        $   130,074

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Company's directors and officers, their address and age, their position with the Company, the length of time holding that position with the Company, their principal occupation(s) during the past five years, the number of portfolios in the fund complex they oversee, and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Company's Statement of Additional Information includes additional information about the Company's directors and is available, without charge, upon request by calling 1-888-TCF-MAIN or by writing The Commonfund, 15 Old Danbury Road, Wilton, CT 06897-0812.

                                      NUMBER OF
                                  PORTFOLIOS IN
                                   FUND COMPLEX      POSITION(S)
                                       OVERSEEN             WITH
                                    BY DIRECTOR    FUND AND TERM   PRINCIPAL OCCUPATION AND
NAME, ADDRESS AND AGE                OR OFFICER     OF OFFICE(1)   OTHER DIRECTORSHIPS HELD
-------------------------------   -------------   --------------   ---------------------------------------------------------------
INDEPENDENT DIRECTORS

John B. Carroll                               8   Director since   Mr. Carroll was President of GTE (Verizon) Investment
520 Main Street #5                                         1999.   Management Corporation from 1984-1997, and Vice President of
Ridgefield, CT 06877                                               Investment Management for GTE (Verizon) Corporation from
Age: 66                                                            1984 to 2000, at which time total asset responsibility was in excess of $80 billion.

                                                                   Prior to 1984, Mr. Carroll was Executive Vice President and
                                                                   Director of Consulting for Evaluation Associates, Inc.
                                                                   (EAI), an investment consulting firm. Prior to EAI, Mr.
                                                                   Carroll was Vice President and Head of Pension Investment
                                                                   Consulting at Chemical Bank of New York (now The Chase
                                                                   Manhattan Bank).

                                                                   Mr. Carroll is also a Director of iShares, Inc., and the
                                                                   J.P. Morgan Private Equity Fund. He is a former member of
                                                                   the Institutional Investment Committee of the New York Stock
                                                                   Exchange, a past Vice Chairman of CIEBA and a past Chairman of the Noyes Foundation. He is also a former Trustee and
                                                                   Member of the Executive Committee of Commonfund.

Louis W. Moelchert, Jr.                       8   Director since   Mr. Moelchert is a registered investment adviser and has
3712 Berrington Bridge Place                               1999.   been President and Owner of Private Advisors, LLC since
Richmond, VA 23233                                                 1996. Since 1975 he has been employed by the University of
Age: 60                                                            Richmond, first as Vice President for Business and Finance from 1975 through 1997, then as Vice President for
                                                                   Investments from 1997 to 2001, and currently as President of
                                                                   Spider Management Company, the investment management company of the University of Richmond.

                                                                   Mr. Moelchert served on the Investment Advisory Committee of the Virginia State Retirement System, as Vice Chairman from
                                                                   1996 through 1997, and as Chairman from 1998 through 2000.
                                                                   He serves on the investment advisory and/or valuation
                                                                   committees of approximately ten private capital investment funds, and on the Board of Directors of Venture Lending and
                                                                   Leasing II.

                                                                   From 1986 to 1998, Mr. Moelchert was a member of the Board of Trustees of Commonfund, serving as Vice Chairman from
                                                                   1991 to 1992 and as Chairman from 1993 through 1997.

Jerald L. Stevens                             8   Director since   Since 1985, Mr. Stevens has been a consultant in the areas
1246 Old Stage Road                                        1999.   of investment and financial management to a range of clients
Chester, VT 05143                                                  including American Express, Rockefeller & Company, James
Age: 61                                                            Wolfenson & Co., Indiana University and Xerox Financial
                                                                   Services where he served as Executive Vice President and
                                                                   Chief of Staff from 1988 through 1990. From 1983 through
                                                                   1985 he was President and Chief Operating Officer of
                                                                   Vanguard Group, and from 1978 through 1983 he served as Vice
                                                                   President, Finance and Administration, and Treasurer of Yale
                                                                   University where he had overall responsibility for all
                                                                   investment activities where major initiatives were launched in real estate, venture capital, index investing and
                                                                   international markets.

                                                                   Mr. Stevens was Secretary of Human Services and Commissioner
                                                                   of Public Welfare for the Commonwealth of Massachusetts from
                                                                   1975 through 1978, Senior Vice President of the Boston
                                                                   Company, from 1973 through 1975, and Senior Vice President and Director of Wellington Management Company from 1967
                                                                   through 1973.

                                                                   Mr. Stevens has served as Trustee of Bryn Mawr College
                                                                   1984-1994 and has been a Board Member of the Long Wharf
                                                                   Theatre 1991-1993, University City Science Center 1983-1988,
                                                                   Thomas Jefferson University 1983-1988 and Yale New Haven
                                                                   Hospital 1978-1983. He was a trustee of the Hospital Fund,
                                                                   Inc. from 1991 through 1999, serving as Chairman from 1995 through 1999.

INTERESTED DIRECTORS(2)

Robert L. Bovinette                           8     Director and   Mr. Bovinette has served as President and Chief Executive
Commonfund Institutional Funds                         President   Officer of Commonfund since January, 1996. Prior to that
15 Old Danbury Road                                  since 1999.   time, he served as President and Chief Executive Officer of
P.O. Box 812                                                       Albuquerque Academy in Albuquerque, New Mexico, a private
Wilton, CT 06897-0812                                              day school with a substantial endowment.
Age: 62

                                       62

                                      NUMBER OF
                                  PORTFOLIOS IN
                                   FUND COMPLEX      POSITION(S)
                                       OVERSEEN             WITH
                                    BY DIRECTOR    FUND AND TERM   PRINCIPAL OCCUPATION AND
NAME, ADDRESS AND AGE                OR OFFICER     OF OFFICE(1)   OTHER DIRECTORSHIPS HELD
-------------------------------   -------------   --------------   ---------------------------------------------------------------
David M. Lascell, Esq.                        8   Director since   David M. Lascell has been a partner in the law firm of
330 Allens Creek Road                                       2000   Harter, Secrest & Emery, LLP since June 2000. From August
Rochester, NY 14618                                                1991 to May 2000, Mr. Lascell was an attorney at Hallenbeck,
Age: 61                                                            Lascell et. al. Mr. Lascell received his A.B. from Hamilton
                                                                   College, his Bachelor of Laws Degree from Cornell University
                                                                   Law School, and has been practicing law since 1966. He is a
                                                                   Fellow of the American College of Trial Lawyers and the
                                                                   American Law Institute.

                                                                   Mr. Lascell has served on the Board of Trustees of The
                                                                   Common Fund for Nonprofit Organizations since 1990 and is
                                                                   currently the Chair. He is a Trustee of Grove City College in Pennsylvania and is its Treasurer. Mr. Lascell has been a
                                                                   Director of United Insurance Management Company since 1991.
                                                                   He also is a Vice Chair and Vice President/General Counsel of Cinnabar Solutions, Inc., a privately-held company that owns metal manufacturing companies, and is Vice Chair of AWH
                                                                   Corporation, also a privately-held corporation that finishes the interiors of ships in major shipyards around the world.

                                                                   Mr. Lascell served as Chairman of the Board of Trustees of
                                                                   Wells College from 1977 to 1969, and is now an Honorary Trustee of the College. From 1986 to 1988 he was a Director of the
                                                                   American Council on Education and served as a Trustee of
                                                                   Rochester Area Colleges from 1980 to 1981, a consortium of public and private colleges in upstate New York. From 1980 through 1991, he was a Director of the Association of
                                                                   Governing Boards of Universities and Colleges, serving two terms as its Chairperson, from 1986 to 1988. For eleven years beginning in 1988, Mr. Lascell was a Director of the National
                                                                   Center for Non-Profit Boards and was its first Chairman.

                                                                   Mr. Lascell was a founding Director of SCUUL, Ltd in 1986, an offshore for-profit stock insurance company. He has
                                                                   published material dealing with trustees' fiduciary duties, legal guidelines for college and university administrators, and comparing nonprofit and business corporation boards of directors.

PRINCIPAL OFFICERS

John W. Auchincloss                           8        Secretary   Mr. Auchincloss is General Counsel and Secretary of
Commonfund Institutional Funds                             since   Commonfund. He joined that organization as Assistant General
15 Old Danbury Road                                        1999.   Counsel in July 1996.
P.O. Box 812
Wilton, CT 06897-0812
Age: 44

Jill Grossberg                                8        Assistant   Ms. Grossberg is a Director and Counsel of Mutual Fund
Commonfund Institutional Funds                         Secretary   Administration at Investors Bank & Trust Co. Prior to
15 Old Danbury Road                                  since 2000.   joining Investors Bank & Trust Co., Ms. Grossberg served as
P.O. Box 812                                                       Associate Counsel at Putnam Investments, Inc. from 1995 to
Wilton, CT 06897-0812                                              2000.
Age: 56

Donna M. Rogers                               8        Assistant   Ms. Rogers is a Senior Director of Mutual Fund
Commonfund Institutional Funds                         Treasurer   Administration at Investors Bank & Trust Co. She has been
15 Old Danbury Road                                  since 2002.   employed by the organization since 1994.
P.O. Box 812
Wilton, CT 06897-0812
Age: 36

Susan C. Mosher                               8        Assistant   Ms. Mosher is a Senior Director of Mutual Fund
Commonfund Institutional Funds                         Secretary   Administration at Investors Bank & Trust Co. She has been
15 Old Danbury Road                                  since 1999.   employed by the organization since 1995.
P.O. Box 812
Wilton, CT 06897-0812
Age: 47

Marita K. Wein                                8   Vice President   Ms. Wein is Senior Vice President and Treasurer of
Commonfund Institutional Funds                     and Treasurer   Commonfund. She has been employed by that organization for
15 Old Danbury Road                                  since 1999.   14 years in the fund accounting area and, since her
P.O. Box 812                                                       appointment to her present position in June 1997, she has
Wilton, CT 06897-0812                                              been responsible for general investor accounting and
Age: 40                                                            reporting functions of the company.

(1) Each Director is elected to serve in accordance with the Agreement and Declaration of Trust and By-Laws of the Company until his successor is duly elected and qualified.

(2) Mr. Bovinette and Mr. Lascell are "interested persons" of the Company, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") by virtue of their employment with The Common Fund for Nonprofit Organizations ("Commonfund"). Commonfund Asset Management Company, Inc., the investment manager of the Company is an indirect, wholly owned subsidiary of Commonfund

This page is intended to be blank

INVESTMENT MANAGERS

COMMONFUND INSTITUTIONAL FUNDS

CIF CORE EQUITY FUND

Advanced Investment Technology, Inc., Clearwater, FL
Iridian Asset Management LLC, Westport, CT
John A. Levin & Co., Inc., New York, NY
Marsico Capital Management LLC, Denver, CO
SSgA Funds Management, Inc., one of the State Street Global Advisor
  Companies, Boston, MA

CIF SMALL CAP GROWTH FUND
Artisan Partners, L.P., Milwaukee, WI
Constitution Research & Management, LLC, Boston, MA
SSgA Funds Management, Inc., one of the State Street Global Advisor
  Companies, Boston, MA
Veredus Asset Management, LLC, Louisville, KY

CIF SMALL CAP VALUE FUND
High Rock Capital LLC, Boston, MA
Skyline Asset Management, L.P., Chicago, IL
SSgA Funds Management, Inc., one of the State Street Global Advisor
  Companies, Boston, MA

CIF INTERNATIONAL EQUITY FUND
Capital Guardian Trust Company, Los Angeles, CA
Grantham, Mayo, Van Otterloo & Co., LLC, Boston, MA
TT International Advisors, Inc., London, England

CIF CORE PLUS BOND FUND
BlackRock Advisors, Inc., New York, NY
Western Asset Management Company, Pasadena, CA

CIF INFLATION-INDEX BOND FUND
Western Asset Management Company, Pasadena, CA

CIF LOW DURATION BOND FUND
Metropolitan West Asset Management Company, Los Angeles, CA
Seix Investment Advisors, Woodcliff Lake, NJ

CIF SHORT DURATION FUND
Wellington Management Company, LLP, Boston, MA
Western Asset Management Company, Pasadena, CA

CUSTODIAN
INVESTORS BANK & TRUST COMPANY, BOSTON, MA

                           Commonfund                       Tel 888-TCF-MAIN
                           15 Old Danbury Road              Tel 203-563-5000
                           P.O. Box 812                     www.commonfund.org
                           Wilton, CT 06897-0812

[COMMONFUND LOGO]
       INVESTED IN YOUR SUCCESS.